As filed with the SEC on April 30, 2020

Registration No. 33-54926

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 32	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 109	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON JR

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):

☐                  immediately upon filing pursuant to paragraph (b) of rule 485

☒                on April 30, 2020 pursuant to paragraph (b)

☐                  60 days after filing pursuant to paragraph (a) (1) of rule 485

☐                  on       , pursuant to paragraph (a) (1) of rule 485

☐                  75 days after filing pursuant to paragraph (a) (2) of rule 485      Page     of

☐                  on       , pursuant to paragraph (a) (2) of rule 485                        Exhibit Index Appears on Page

Prospectus

Fidelity Income Advantage®

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase:

(1) a "Non-qualified Contract" with money from any source; and

(2) a "Qualified Contract" that is an Individual Retirement Annuity with a contribution rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income. Or, if you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Investment Options

You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the available Subaccounts of the Fidelity Investments Variable Annuity Account I (the "Variable Account"). Amounts allocated to the Subaccounts will result in annuity income that varies in amount according to the investment results of the Subaccounts. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company LLC: Fidelity® VIP Asset Manager, Fidelity® VIP Asset Manager: Growth, Fidelity® VIP Balanced, Fidelity® VIP Bond Index, Fidelity® VIP Communication Services, Fidelity® VIP Consumer Discretionary, Fidelity® VIP Consumer Staples, Fidelity® VIP ContrafundSM, Fidelity® VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity® VIP Dynamic Capital Appreciation, Fidelity® VIP Emerging Markets, Fidelity® VIP Energy, Fidelity® VIP Equity Income, Fidelity® VIP Extended Market Index (sub-advised by Geode), Fidelity® VIP Financial Services, Fidelity® VIP Floating Rate High Income, Fidelity® VIP FundsManager® 20%, Fidelity® VIP FundsManager® 50%, Fidelity® VIP FundsManager® 60%, Fidelity® VIP FundsManager® 70%, Fidelity® VIP FundsManager® 85%, Fidelity® VIP Government Money Market, Fidelity® VIP Growth, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP Health Care, Fidelity® VIP High Income, Fidelity® VIP Index 500 (sub-advised by Geode), Fidelity® VIP Industrials, Fidelity® VIP International Capital Appreciation, Fidelity® VIP International Index (sub-advised by Geode), Fidelity® VIP Investment Grade Bond, Fidelity® VIP Materials, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income, Fidelity® VIP Technology, Fidelity® VIP Total Market Index (sub-advised by Geode), Fidelity® VIP Utilities, Fidelity® VIP Value, and Fidelity® VIP Value Strategies.

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Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund, Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Fund Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Account. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Variable Account electronically, by visiting Fidelity's website at fidelity.com/mailpreferences.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, please visit Fidelity's website at fidelity.com/mailpreferences, or call Fidelity toll-free at 1-800-634-9361. Your election to receive reports in paper will apply to all funds held with Fidelity.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2020. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 23.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Government Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2020

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	3
The Variable Account	3
Financial Statements	3
The Funds	3
Facts About the Contract
Purchase of a Contract	7
Free Look Privilege	7
Investment Allocation of Your Purchase Payment	7
Trading Among Variable Subaccounts	8
Charges	10
Annuity Income Dates	10
Signature Guarantee or Customer Authentication	11
Death Benefit	11
Fixed, Variable or Combination Annuity Income	11
Benchmark Rate of Return	12
Types of Annuity Income Options	12
Annuity Income Including Withdrawal Options	13
Guarantee Period	13
Withdrawal Provisions	14
Reports	16
More About the Contract
Tax Considerations	16
Other Contract Provisions	20
Selling the Contracts	21
Postponement of Benefits	21
More About the Variable Account and the Funds
Changes in Investment Options	21
Total Return for a Subaccount	22
Voting Rights	22
Resolving Material Conflicts	22
Litigation	22
Table of Contents of the Statement of Additional Information	23

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Glossary

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income during your lifetime must be received only by you. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Option, either you or the Joint Annuitant must be no more than 72 years old. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of variable annuity income.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract and the following description assumes you make no withdrawals.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant, (if any), receives lifetime annuity income. However, for Qualified Contracts, all annuity income during the Annuitant's lifetime must be received only by the Annuitant. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the

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Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant, (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of an Investment Option, after all expenses.

Trading among Variable Subaccounts - Transfers of amounts among the Investment Options.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal (Liquidity) Period - Period of time you can take money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined to be a period not in excess of that permitted by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made after the fifth anniversary of your Contract's first Annuity Income Date. Withdrawals are only available for allocations to variable annuity income.

Withdrawal Value - The total amount you can take out of your annuity during the Withdrawal Period is known as your Withdrawal Value. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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Summary of the Contract

Purpose

This variable annuity contract provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified Contract, you may choose a Withdrawal option. See Types of Annuity Income Options and Annuity Income Including Withdrawal Options. You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See Fixed, Variable or Combination Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts you must be the only Owner.

Purchase of Contract

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are two types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with a contribution rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

Investment Options

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. You may direct your money to one or more of the 54 variable Subaccounts or the Fixed Account option.

Free Look Period

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Government Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. See Free Look Privilege. In some instances your Purchase Payment may be placed in the Government Money Market Investment Option for only part of the free look period. You may currently reallocate among the Investment Options at any time after the end of the free look period and sometimes sooner for replacement sales.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See Death Benefit.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and FILI and should be retained.

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FEE TABLE

The following items describe the fees and expenses that you will pay while owning the contract.

Contract Owner Transaction Expenses	None
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Daily Administrative Charge	0.25%
Total Separate Account Annual Fees	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.10%	2.27%

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Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information ("SAI"). Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the SAI.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently 54 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY®
Fidelity® VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company LLC
Fidelity® VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company LLC
Fidelity® VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP Bond Index Portfolio	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity Management & Research Company LLC
Fidelity® VIP Communication Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP ContrafundSM Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Emerging Markets	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company LLC
Fidelity® VIP Extended Market Index Portfolio	Seeks to provide investment results that correspond to the total return of stocks of mid-to small-capitalization U.S. companies	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 50% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 60% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 70% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 85% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP Government Money Market Portfolio	Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company LLC
Fidelity® VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Index Portfolio	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company LLC
Fidelity® VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Total Market Index Portfolio	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY*
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIP refers to Variable Insurance Products

VIT refers to Variable Insurance Trust

*  Morgan Stanley refers to Morgan Stanley Variable Insurance Fund, Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts.

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Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Two types of Contracts are available. You may purchase: (1) a Non-qualified Contract using money from any source; and (2) a Qualified Contract with money rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

•  The minimum Purchase Payment for a Contract is generally $25,000.

•  You may purchase a Qualified Contract that is an Individual Retirement Annuity only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan or a governmental 457(b) plan, or an IRA. You may purchase a Qualified Contract that is a Roth IRA only with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of funds from another Roth IRA.

•  You must be the Annuitant and the Owner of the Contract. If, in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.

•  However, if you purchase the Contract as a Qualified Contract you must be the sole Owner of the Contract.

•  Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the Withdrawal Option either you or the Joint Annuitant must be no more than 72 years old.

•  Application and Initial Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Government Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Government Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Government Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Options that are in accordance with your most recent allocation instructions.

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At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the Subaccounts without charge. However, excessive exchange activity can disrupt Fund management strategy and increase Fund expenses, which are borne by everyone participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per calendar year. We may also require you to submit your exchange instructions by mail.

You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Investment Options by writing or telephoning the Annuity Service Center or on our Internet website.

•  Trading by Telephone or Internet

FILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total of eighteen telephone/Internet exchanges per calendar year. All exchanges made on the same day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

•  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

•  Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with

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FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

•  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by FMR or one of its affiliates, may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

•  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another roundtrip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Government Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

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No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

•  Important

The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1.  Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2.  Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4.  Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5.  Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status on page 19.

The Company or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the Fee Table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity

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Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of Account Ownership

2.  Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

•  Fixed Annuity Income. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, FILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under Types of Annuity Income Options.

•  Variable Annuity Income. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income, but you can reallocate the variable portion of your Contract among the various Investment Options after the free look period.

All references to annuity income and the guaranteed duration of annuity income provided by Fidelity Income Advantage are subject to the limitation stated on page 1 of the prospectus: "We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income." Variable annuity income is subject to the investment results of the subaccounts and may increase or decrease. Variable annuity income will end in the unlikely event that the value of every security held in the subaccounts in which you are invested is reduced to zero.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Types of Annuity Income Options.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. FILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Government Money Market Investment Option.

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On the date the free look period ends, FILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

FILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

•  Combination of Fixed and Variable Annuity Income. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Types of Annuity Income Options.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, assuming you do not make any withdrawals, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Assuming you do not make any withdrawals, income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return.

TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options FILI currently offers are described below. Other annuity income options may be made available. The federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1.  Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2.  Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3.  Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4.  Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of

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the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the Variable Account. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

Single Life Annuity with Withdrawal Option. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Option. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income Options 1 through 4. If you choose an income option with a Withdrawal Option, you cannot also choose a Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a Guarantee Period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

•  Annuity Income to Beneficiary. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

•  Lump Sum Payment. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant, (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any) dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate that is one percent greater than the ten year United States Treasury

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Bond rate at the close of the first Valuation Period after the day FILI receives due proof of the Beneficiary's death or the Beneficiary's election at the Annuity Service Center.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that FILI used in determining the annuity income on the first Annuity Income Date.

If FILI believes that the first annuity income amount due to any Beneficiary will be less than $50, FILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITHDRAWAL PROVISIONS

If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

You cannot purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified Contract.

The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals

All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

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Withdrawal (Liquidity) Period

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Comparing Withdrawal Period to Guarantee Period

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer.

Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or end.

Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

Effect of Withdrawals

Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

•  Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

•  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

•  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

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•  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. Contract owners have access to their contract information online at Fidelity.com.

More About the Contract

TAX CONSIDERATIONS

Treatment of Distributions

Taxation of Distributions. Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract's "Liquidity Value" during the "Liquidity Period." It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount."

In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the Contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the

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time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the penalty tax generally does not apply to distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting. FILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and "qualified distributions" (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity may be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, or a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA may be purchased only in connection with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract may not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint

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Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a required minimum distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax adviser before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any "qualified distribution" is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract may not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distributions, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner's death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) FILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

Non-natural Owner. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

Diversification Requirements. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

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Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners' gross income.

The Internal Revenue Service (the "Service") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as Owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the Owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

•  Important. This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that FILI will be treated as the Owner of the Variable Account assets.

FILI's Tax Status

FILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of FILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. FILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. FILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, FILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, FILI may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

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Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1.  Owner(s). Before a Contract is issued, the Owner(s) also has (have) the right to (a) name the Joint Annuitant, (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2.  Annuitant. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3.  Joint Annuitant. For Non-qualified Contracts, the Joint Annuitant, (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts, (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or guarantee period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

4.  Beneficiary. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day we receive due proof of the Beneficiary's death on the Beneficiary's election at the Annuity Service Center. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all the the Primary Beneficiaries die before proceeds are determined. See Types of Annuity Income Options.

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5.  Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6.  Assignment. The Contract may not be assigned.

7.  Dividends. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8.  Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917 and Fidelity Distributors Corporation is 900 Salem Street, Smithfield, RI 02917. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

FILI also has the right to eliminate any Subaccount, to combine two or more Subaccounts, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in FILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

FIAL7

21

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts FILI establishes. Other Funds may be offered to qualified plans as well.

Although FILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

FIAL7

22

Table of Contents of the Statement of Additional Information

Service Agreements	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FIAL7-PRO-0420
1.756514.121

FIAL7

23

THIS PAGE INTENTIONALLY LEFT BLANK

INDIVIDUAL RETIREMENT ANNUITY AND ROTH IRA ANNUITY
DISCLOSURE STATEMENT

1.  This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity") or a Roth IRA annuity. It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2.  You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Government Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3.  You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity. You may purchase a Contract as a Roth IRA annuity with a non-taxable rollover or non-taxable transfer from a Roth IRA account or another Roth IRA annuity. The amount of such rollover or transfer will not be included in your taxable income for the year of the rollover or transfer.

4.  Subsequent contributions will not be accepted.

5.  No deduction is allowed for contributions.

Investments

6.  Your entire interest in the Contract is nonforfeitable.

7.  The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8.  A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9.  If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

FVIA-92160

Not Part of the Prospectus

10.  In the case of a Roth IRA, no portion of a distribution is subject to federal income tax or the 10% premature distribution penalty tax if the distribution generally is made (a) after the close of the 5-year period beginning with the first year in which a contribution was made to a Roth IRA established for the owner, and (b) the owner is at least 59 1/2 at the time of the distribution, the distribution is made after the owner's death or disability, or the distribution (up to a $10,000 total lifetime maximum) is made in connection with a first-time home purchase as defined in the Code. A Roth IRA distribution that fails to satisfy these requirements is treated generally as made first from non-deductible contributions. Once the total non-deductible contributions have been recovered, any earnings distributed are taxable and may be subject to the 10% premature distribution penalty tax.

11.  The entire interest in your IRA must be distributed or commence to be distributed no later than your Required Beginning Date ("RBD"). If you were born after June 30, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 72. If you were born before July 1, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary).

Since on December 20, 2019 your IRA was a "Qualified Annuity", as defined by (a)(4)(B) of Section 401 of the Setting Every Community Up for Retirement Enhancement Act of 2019, then upon your death any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death.

The minimum distribution rules that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of the Roth IRA owner, the after death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before required distributions have commenced.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. In addition, in the case of a Roth IRA, it might be necessary in certain circumstances to adjust the annuity income payments made after your death in order to comply with these minimum distribution requirements. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

12.  Special rules apply with respect to rollovers and transfers from IRAs and Roth IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

13.  You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

14.  The Contract has been approved as to form for use as an IRA by the IRS. The Contract has not been approved as to form for use as a Roth IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

15.  Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

16.  The Contract may cease to be an IRA or Roth IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA or Roth IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

FVIA-92160

Not Part of the Prospectus

2

Financial Information

17.  The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

18.  As further described in the prospectus, the following are all the charges that FILI currently makes:

(a)  Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b)  Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c)  Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

FVIA-92160

Not Part of the Prospectus

3

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2020

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2020, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Service Agreements	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FIAL7-PTB-0420
1.756515.121

SERVICE AGREEMENTS

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

Withdrawal (Liquidity) Value

If you elect annuity income with a withdrawal option the following provisions are applicable.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

•  Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1)  Start with Part A at the close of the prior Valuation Period.

(2)  With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page iv of the Prospectus. Then add the values for each variable Subaccount together.

(3)  If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4)  Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

•  Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1)  Start with Part B at the close of the prior Valuation Period.

(2)  With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3)  Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4)  Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and FILI. The offering of the contracts has been discontinued although you may continue to make exchanges among the Subaccounts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2019 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the consolidated financial statements of Fidelity Investments Life Insurance Company provided herein.

3

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2019

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$233,645	$1,694,897	$80,641	$399,727	$389,846	$355,773	$519,130	$456,710
Receivable from FILI	14	—	—	—	40	—	33	—
Total assets	233,659	1,694,897	80,641	399,727	389,886	355,773	519,163	456,710
Liabilities:
Payable to FILI	—	—	10	1	—	—	—	—
Total net assets	$233,659	$1,694,897	$80,631	$399,726	$389,886	$355,773	$519,163	$456,710
Net Assets:
Fidelity Retirement Reserves	$221,822	$—	$63,817	$—	$341,791	$—	$476,021	$—
Fidelity Income Advantage	11,837	—	16,814	—	48,095	—	43,142	—
Fidelity Personal Retirement	—	1,689,780	—	399,726	—	355,773	—	456,710
Fidelity Freedom Lifetime Income	—	100	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	5,017	—	—	—	—	—	—
Total net assets	$233,659	$1,694,897	$80,631	$399,726	$389,886	$355,773	$519,163	$456,710
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	10,455	—	1,064	—	2,559	—	2,388	—
Unit Value	$21.22	$—	$60.01	$—	$133.60	$—	$199.32	$—
Fidelity Income Advantage:
Units Outstanding	581	—	292	—	375	—	225	—
Unit Value	$20.35	$—	$57.56	$—	$128.15	$—	$191.20	$—
Fidelity Personal Retirement:
Units Outstanding	—	153,423	—	19,882	—	13,139	—	11,445
Highest Value	$—	$11.73	$—	$27.32	$—	$41.79	$—	$59.02
Lowest Value	$—	$10.29	$—	$17.42	$—	$25.31	$—	$38.14
Fidelity Freedom Lifetime Income:
Units Outstanding	—	9	—	—	—	—	—	—
Unit Value	$—	$11.16	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	426	—	—	—	—	—	—
Highest Unit Value	$—	$9.65	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.22	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	101	—	—	—	—	—	—
Highest Unit Value	$—	$9.48	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.06	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$78,531	$219,800	$169,415	$767,714	$200,329	$202,331
Receivable from FILI	22	—	71	1	119	—
Total assets	78,553	219,800	169,486	767,715	200,448	202,331
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$78,553	$219,800	$169,486	$767,715	$200,448	$202,331
Net Assets:
Fidelity Retirement Reserves	$71,671	$—	$135,620	$—	$172,725	$—
Fidelity Income Advantage	6,882	—	33,866	—	27,723	—
Fidelity Personal Retirement	—	219,800	—	767,715	—	202,331
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$78,553	$219,800	$169,486	$767,715	$200,448	$202,331
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,230	—	2,917	—	2,590	—
Unit Value	$58.25	$—	$46.48	$—	$66.68	$—
Fidelity Income Advantage:
Units Outstanding	123	—	758	—	432	—
Unit Value	$55.88	$—	$44.59	$—	$63.97	$—
Fidelity Personal Retirement:
Units Outstanding	—	11,047	—	48,437	—	9,376
Highest Value	$—	$26.82	$—	$17.77	$—	$27.10
Lowest Value	$—	$19.50	$—	$13.78	$—	$19.30
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$3,306,458	$67,071	$111,526	$939,296	$1,503,490	$169,790	$2,920,527
Receivable from FILI	9	17	—	—	—	107	1
Total assets	3,306,467	67,088	111,526	939,296	1,503,490	169,897	2,920,528
Liabilities:
Payable to FILI	—	—	—	8	—	—	—
Total net assets	$3,306,467	$67,088	$111,526	$939,288	$1,503,490	$169,897	$2,920,528
Net Assets:
Fidelity Retirement Reserves	$523,706	$55,327	$—	$849,363	$—	$133,793	$—
Fidelity Income Advantage	62,110	11,761	—	89,925	—	36,104	—
Fidelity Personal Retirement	2,720,651	—	111,526	—	1,503,490	—	2,058,103
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	862,425
Total net assets	$3,306,467	$67,088	$111,526	$939,288	$1,503,490	$169,897	$2,920,528
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,125	1,192	—	7,275	—	3,325	—
Unit Value	$102.19	$46.42	$—	$116.77	$—	$40.24	$—
Fidelity Income Advantage:
Units Outstanding	633	264	—	802	—	933	—
Unit Value	$98.03	$44.53	$—	$112.02	$—	$38.60	$—
Fidelity Personal Retirement:
Units Outstanding	77,794	—	4,741	—	45,218	—	74,111
Highest Value	$49.27	$—	$31.78	$—	$47.95	$—	$39.53
Lowest Value	$33.82	$—	$21.95	$—	$31.62	$—	$24.93
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	24,733
Highest Value	$—	$—	$—	$—	$—	$—	$35.40
Lowest Value	$—	$—	$—	$—	$—	$—	$20.61
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	14,446
Highest Value	$—	$—	$—	$—	$—	$—	$34.81
Lowest Value	$—	$—	$—	$—	$—	$—	$20.22

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$20,737	$115,114	$119,321	$203,649	$165,694	$599,630	$278,478	$515,047
Receivable from FILI	5	—	8	—	21	—	45	—
Total assets	20,742	115,114	119,329	203,649	165,715	599,630	278,523	515,047
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$20,742	$115,114	$119,329	$203,649	$165,715	$599,630	$278,523	$515,047
Net Assets:
Fidelity Retirement Reserves	$17,310	$—	$99,499	$—	$142,450	$—	$235,418	$—
Fidelity Income Advantage	3,432	—	19,830	—	23,265	—	43,105	—
Fidelity Personal Retirement	—	115,114	—	203,649	—	599,630	—	515,047
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$20,742	$115,114	$119,329	$203,649	$165,715	$599,630	$278,523	$515,047
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	428	—	2,124	—	2,733	—	4,582	—
Unit Value	$40.41	$—	$46.85	$—	$52.13	$—	$51.37	$—
Fidelity Income Advantage:
Units Outstanding	88	—	441	—	465	—	873	—
Unit Value	$39.11	$—	$44.94	$—	$50.00	$—	$49.38	$—
Fidelity Personal Retirement:
Units Outstanding	—	3,275	—	6,454	—	12,243	—	18,695
Highest Value	$—	$53.36	$—	$44.37	$—	$84.50	$—	$42.43
Lowest Value	$—	$33.81	$—	$30.18	$—	$45.64	$—	$23.95
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$33,369	$76,969	$37,240	$198,015	$152,242	$671,838	$25,859	$72,726
Receivable from FILI	11	—	18	—	44	1	14	—
Total assets	33,380	76,969	37,258	198,015	152,286	671,839	25,873	72,726
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$33,380	$76,969	$37,258	$198,015	$152,286	$671,839	$25,873	$72,726
Net Assets:
Fidelity Retirement Reserves	$25,874	$—	$32,604	$—	$135,790	$—	$23,169	$—
Fidelity Income Advantage	7,506	—	4,654	—	16,496	—	2,704	—
Fidelity Personal Retirement	—	76,969	—	198,015	—	671,839	—	72,726
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$33,380	$76,969	$37,258	$198,015	$152,286	$671,839	$25,873	$72,726
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	806	—	948	—	2,583	—	1,058	—
Unit Value	$32.10	$—	$34.39	$—	$52.57	$—	$21.90	$—
Fidelity Income Advantage:
Units Outstanding	241	—	140	—	325	—	128	—
Unit Value	$31.07	$—	$33.13	$—	$50.65	$—	$21.10	$—
Fidelity Personal Retirement:
Units Outstanding	—	2,789	—	5,914	—	12,552	—	5,640
Highest Value	$—	$56.01	$—	$36.90	$—	$106.76	$—	$17.86
Lowest Value	$—	$26.78	$—	$29.78	$—	$46.29	$—	$12.08
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$130,074	$680,655	$22,204	$124,129	$30,592	$123,837	$23,038	$160,376
Receivable from FILI	28	1	10	—	8	—	24	—
Total assets	130,102	680,656	22,214	124,129	30,600	123,837	23,062	160,376
Liabilities:
Payable to FILI	—	—	—	—	—	—	—	—
Total net assets	$130,102	$680,656	$22,214	$124,129	$30,600	$123,837	$23,062	$160,376
Net Assets:
Fidelity Retirement Reserves	$114,459	$—	$19,258	$—	$25,813	$—	$19,556	$—
Fidelity Income Advantage	15,643	—	2,956	—	4,787	—	3,506	—
Fidelity Personal Retirement	—	680,656	—	124,129	—	123,837	—	160,376
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$130,102	$680,656	$22,214	$124,129	$30,600	$123,837	$23,062	$160,376
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,914	—	1,004	—	497	—	505	—
Unit Value	$59.80	$—	$19.19	$—	$51.96	$—	$38.68	$—
Fidelity Income Advantage:
Units Outstanding	271	—	160	—	95	—	94	—
Unit Value	$57.62	$—	$18.49	$—	$50.06	$—	$37.27	$—
Fidelity Personal Retirement:
Units Outstanding	—	12,470	—	5,756	—	3,597	—	4,207
Highest Value	$—	$76.73	$—	$41.88	$—	$52.90	$—	$67.41
Lowest Value	$—	$52.69	$—	$16.68	$—	$30.25	$—	$37.29
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$33,348	$175,399	$61,477	$896,128	$21,235
Receivable from FILI	—	—	35	—	6
Total assets	33,348	175,399	61,512	896,128	21,241
Liabilities:
Payable to FILI	17	—	—	—	—
Total net assets	$33,331	$175,399	$61,512	$896,128	$21,241
Net Assets:
Fidelity Retirement Reserves	$29,871	$—	$53,083	$—	$19,229
Fidelity Income Advantage	3,460	—	8,429	—	2,012
Fidelity Personal Retirement	—	175,399	—	896,128	—
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$33,331	$175,399	$61,512	$896,128	$21,241
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	736	—	2,454	—	804
Unit Value	$40.64	$—	$21.62	$—	$23.91
Fidelity Income Advantage:
Units Outstanding	88	—	401	—	86
Unit Value	$39.32	$—	$20.95	$—	$23.22
Fidelity Personal Retirement:
Units Outstanding	—	6,659	—	49,793	—
Highest Value	$—	$57.82	$—	$21.79	$—
Lowest Value	$—	$23.93	$—	$15.09	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$289,855	$18,112	$141,244	$10,906
Receivable from FILI	—	—	—	2
Total assets	289,855	18,112	141,244	10,908
Liabilities:
Payable to FILI	—	—	—	—
Total net assets	$289,855	$18,112	$141,244	$10,908
Net Assets:
Fidelity Retirement Reserves	$—	$15,822	$—	$10,908
Fidelity Income Advantage	—	2,290	—	—
Fidelity Personal Retirement	289,855	—	141,244	—
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—
Total net assets	$289,855	$18,112	$141,244	$10,908
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	620	—	645
Unit Value	$—	$25.53	$—	$16.90
Fidelity Income Advantage:
Units Outstanding	—	92	—	—
Unit Value	$—	$24.80	$—	$—
Fidelity Personal Retirement:
Units Outstanding	11,437	—	5,013	—
Highest Value	$48.63	$—	$50.88	$—
Lowest Value	$24.14	$—	$26.29	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom Income Investor Class	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$81,005	$8,342	$29,607	$9,856	$61,454	$23,256	$99,136
Receivable from FILI	—	—	—	—	—	—	—
Total assets	81,005	8,342	29,607	9,856	61,454	23,256	99,136
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$81,005	$8,342	$29,607	$9,856	$61,454	$23,256	$99,136
Net Assets:
Fidelity Retirement Reserves	$—	$8,342	$—	$9,856	$—	$23,256	$—
Fidelity Income Advantage	—	—	—	—	—	—	—
Fidelity Personal Retirement	81,005	—	29,607	—	61,454	—	99,136
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$81,005	$8,342	$29,607	$9,856	$61,454	$23,256	$99,136
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	444	—	477	—	1,067	—
Unit Value	$—	$18.78	$—	$20.68	$—	$21.80	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	4,789	—	1,550	—	2,850	—	4,377
Highest Value	$18.43	$—	$23.32	$—	$26.10	$—	$27.62
Lowest Value	$15.07	$—	$17.19	$—	$18.89	$—	$19.75
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$25,772	$203,948	$17,752	$230,229	$20,557	$259,742
Receivable from FILI	1	—	1	—	—	—
Total assets	25,773	203,948	17,753	230,229	20,557	259,742
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$25,773	$203,948	$17,753	$230,229	$20,557	$259,742
Net Assets:
Fidelity Retirement Reserves	$25,773	$—	$17,753	$—	$20,557	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	203,948	—	230,229	—	259,742
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$25,773	$203,948	$17,753	$230,229	$20,557	$259,742
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,149	—	738	—	834	—
Unit Value	$22.44	$—	$24.04	$—	$24.64	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	8,827	—	9,334	—	10,208
Highest Value	$—	$30.39	$—	$33.11	$—	$35.70
Lowest Value	$—	$20.91	$—	$22.49	$—	$23.84
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$11,020	$32,552	$30,565	$21,013	$212,123	$744,039	$1,594,246
Receivable from FILI	—	19	8	10	—	61	160
Total assets	11,020	32,571	30,573	21,023	212,123	744,100	1,594,406
Liabilities:
Payable to FILI	1	—	—	—	—	—	—
Total net assets	$11,019	$32,571	$30,573	$21,023	$212,123	$744,100	$1,594,406
Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$18,169	$—	$44,055	$75,944
Fidelity Income Advantage	—	—	—	2,854	—	9,512	41,482
Fidelity Personal Retirement	—	—	—	—	212,123	678,973	1,355,577
Fidelity Freedom Lifetime Income	11,019	32,571	30,573	—	—	11,560	121,403
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$11,019	$32,571	$30,573	$21,023	$212,123	$744,100	$1,594,406
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	849	—	2,860	4,095
Unit Value	$—	$—	$—	$21.39	$—	$15.40	$18.54
Fidelity Income Advantage:
Units Outstanding	—	—	—	137	—	632	2,295
Unit Value	$—	$—	$—	$20.81	$—	$14.98	$18.04
Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	8,168	42,240	67,434
Highest Value	$—	$—	$—	$—	$42.31	$17.22	$24.98
Lowest Value	$—	$—	$—	$—	$22.81	$14.63	$19.10
Fidelity Freedom Lifetime Income:
Units Outstanding	593	1,559	1,304	—	—	800	6,973
Unit Value	$18.58	$20.88	$23.44	$—	$—	$14.45	$17.40
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$1,918,671	$1,492,702	$500,688	$19,897	$208,494	$8,261	$32,153
Receivable from FILI	86	33	76	6	—	—	—
Total assets	1,918,757	1,492,735	500,764	19,903	208,494	8,261	32,153
Liabilities:
Payable to FILI	—	—	—	—	—	11	—
Total net assets	$1,918,757	$1,492,735	$500,764	$19,903	$208,494	$8,250	$32,153
Net Assets:
Fidelity Retirement Reserves	$32,021	$44,603	$25,988	$17,457	$—	$7,614	$—
Fidelity Income Advantage	17,488	25,521	12,136	2,446	—	636	—
Fidelity Personal Retirement	1,112,704	1,393,186	447,710	—	208,494	—	32,153
Fidelity Freedom Lifetime Income	134,326	29,425	14,930	—	—	—	—
Fidelity Growth and Guaranteed Income	622,218	—	—	—	—	—	—
Total net assets	$1,918,757	$1,492,735	$500,764	$19,903	$208,494	$8,250	$32,153
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,770	2,223	1,236	623	—	403	—
Unit Value	$18.11	$20.06	$21.02	$27.99	$—	$18.92	$—
Fidelity Income Advantage:
Units Outstanding	985	1,306	592	90	—	34	—
Unit Value	$17.68	$19.51	$20.45	$27.29	$—	$18.44	$—
Fidelity Personal Retirement:
Units Outstanding	55,109	62,356	18,769	—	7,129	—	1,593
Highest Value	$28.40	$31.03	$36.17	$—	$37.18	$—	$40.68
Lowest Value	$19.31	$21.64	$22.67	$—	$28.00	$—	$18.76
Fidelity Freedom Lifetime Income:
Units Outstanding	7,243	1,559	751	—	—	—	—
Unit Value	$18.54	$18.87	$19.84	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	18,638	—	—	—	—	—	—
Highest Value	$25.44	$—	$—	$—	$—	$—	$—
Lowest Value	$17.19	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	13,813	—	—	—	—	—	—
Highest Value	$25.01	$—	$—	$—	$—	$—	$—
Lowest Value	$16.87	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Assets:
Investments at market value	$8,801	$65,765	$10,304	$88,075	$11,495	$221,744
Receivable from FILI	6	—	—	—	2	—
Total assets	8,807	65,765	10,304	88,075	11,497	221,744
Liabilities:
Payable to FILI	—	—	—	1	—	—
Total net assets	$8,807	$65,765	$10,304	$88,074	$11,497	$221,744
Net Assets:
Fidelity Retirement Reserves	$6,932	$—	$9,690	$—	$10,734	$—
Fidelity Income Advantage	1,875	—	614	—	763	—
Fidelity Personal Retirement	—	65,765	—	88,074	—	221,744
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$8,807	$65,765	$10,304	$88,074	$11,497	$221,744
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	353	—	834	—	918	—
Unit Value	$19.63	$—	$11.62	$—	$11.69	$—
Fidelity Income Advantage:
Units Outstanding	98	—	54	—	66	—
Unit Value	$19.13	$—	$11.35	$—	$11.56	$—
Fidelity Personal Retirement:
Units Outstanding	—	2,726	—	6,197	—	18,316
Highest Value	$—	$50.57	$—	$32.78	$—	$12.15
Lowest Value	$—	$20.85	$—	$12.29	$—	$12.05
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity
Assets:
Investments at market value	$216,923	$157,126	$63,249	$102,195	$64,354
Receivable from FILI	4	2	4	—	13
Total assets	216,927	157,128	63,253	102,195	64,367
Liabilities:
Payable to FILI	—	—	—	—	—
Total net assets	$216,927	$157,128	$63,253	$102,195	$64,367
Net Assets:
Fidelity Retirement Reserves	$10,608	$10,049	$3,150	$3,225	$23,390
Fidelity Income Advantage	1,079	745	1,059	421	2,614
Fidelity Personal Retirement	205,240	146,334	59,044	98,549	38,363
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$216,927	$157,128	$63,253	$102,195	$64,367
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	972	863	300	311	736
Unit Value	$10.92	$11.64	$10.50	$10.38	$31.78
Fidelity Income Advantage:
Units Outstanding	99	64	101	41	85
Unit Value	$10.88	$11.60	$10.46	$10.35	$30.48
Fidelity Personal Retirement:
Units Outstanding	18,617	12,452	5,569	9,402	2,605
Highest Value	$11.04	$11.77	$10.61	$10.49	$27.21
Lowest Value	$11.01	$11.74	$10.59	$10.47	$13.33
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$118,439	$26,915	$22,976	$30,659	$20,928	$95,176	$12,158
Receivable from FILI	—	—	1	5	8	3	—
Total assets	118,439	26,915	22,977	30,664	20,936	95,179	12,158
Liabilities:
Payable to FILI	14	3	—	—	—	—	1
Total net assets	$118,425	$26,912	$22,977	$30,664	$20,936	$95,179	$12,157
Net Assets:
Fidelity Retirement Reserves	$12,304	$6,779	$7,370	$26,830	$18,703	$10,982	$67
Fidelity Income Advantage	1,630	2,295	1,557	3,834	2,233	566	20
Fidelity Personal Retirement	104,491	17,838	14,050	—	—	83,631	12,070
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$118,425	$26,912	$22,977	$30,664	$20,936	$95,179	$12,157
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	330	338	319	442	331	673	12
Unit Value	$37.32	$20.08	$23.13	$60.69	$56.42	$16.32	$5.59
Fidelity Income Advantage:
Units Outstanding	45	119	70	66	41	36	4
Unit Value	$35.80	$19.26	$22.19	$58.21	$54.12	$15.87	$5.50
Fidelity Personal Retirement:
Units Outstanding	6,051	1,041	833	—	—	5,493	2,056
Highest Value	$23.32	$26.35	$24.32	$—	$—	$27.75	$5.90
Lowest Value	$14.82	$15.47	$15.16	$—	$—	$12.98	$5.83
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2019

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$374,999	$168,294	$545,592	$172,756	$83,531	$55,404
Receivable from FILI	5	3	5	2	2	—
Total assets	375,004	168,297	545,597	172,758	83,533	55,404
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$375,004	$168,297	$545,597	$172,758	$83,533	$55,404
Net Assets:
Fidelity Retirement Reserves	$31,199	$7,315	$27,356	$4,930	$4,347	$3,610
Fidelity Income Advantage	790	1,156	1,275	607	583	184
Fidelity Personal Retirement	343,015	159,826	516,966	167,221	78,603	51,610
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$375,004	$168,297	$545,597	$172,758	$83,533	$55,404
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,730	558	2,002	345	396	346
Unit Value	$11.43	$13.11	$13.66	$14.29	$10.97	$10.45
Fidelity Income Advantage:
Units Outstanding	70	90	95	43	54	18
Unit Value	$11.19	$12.84	$13.38	$14.06	$10.80	$10.29
Fidelity Personal Retirement:
Units Outstanding	28,916	12,030	36,891	11,160	6,827	4,711
Highest Value	$12.10	$13.88	$14.46	$15.09	$11.58	$11.03
Lowest Value	$11.59	$12.68	$13.40	$14.91	$11.45	$10.91
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$4,691	$30,869	$4,117	$19,769	$7,364	$6,448
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,673	—	475	—	2,444	—
Administrative and other charges	112	—	32	—	163	—
Total expenses	1,785	—	507	—	2,607	—
Fidelity Income Advantage:
Mortality and expense risk charges	99	—	127	—	349	—
Administrative and other charges	33	—	43	—	116	—
Total expenses	132	—	170	—	465	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,070	—	501	—	463
Administrative and other charges	—	786	—	188	—	165
Total expenses	—	2,856	—	689	—	628
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	46	—	—	—	—
Administrative and other charges	—	13	—	—	—	—
Total expenses	—	59	—	—	—	—
Total expenses	1,917	2,915	677	689	3,072	628
Net investment income (loss)	2,774	27,954	3,440	19,080	4,292	5,820
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(50)	1,633	1,619	2,824
Realized gain distributions	—	—	—	—	23,863	20,708
Net realized gain (loss) on investments	—	—	(50)	1,633	25,482	23,532
Unrealized appreciation (depreciation)	—	—	6,991	29,692	56,227	48,418
Net increase (decrease) in net assets from operations	$2,774	$27,954	$10,381	$50,405	$86,001	$77,770

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$1,262	$763	$1,268	$3,451	$4,562	$19,731
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,363	—	517	—	1,010	—
Administrative and other charges	224	—	34	—	67	—
Total expenses	3,587	—	551	—	1,077	—
Fidelity Income Advantage:
Mortality and expense risk charges	312	—	50	—	263	—
Administrative and other charges	104	—	16	—	87	—
Total expenses	416	—	66	—	350	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	587	—	287	—	960
Administrative and other charges	—	214	—	108	—	345
Total expenses	—	801	—	395	—	1,305
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	4,003	801	617	395	1,427	1,305
Net investment income (loss)	(2,741)	(38)	651	3,056	3,135	18,426
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15,883	13,284	131	1,971	(14)	1,916
Realized gain distributions	29,964	25,958	2,749	8,058	—	—
Net realized gain (loss) on investments	45,847	39,242	2,880	10,029	(14)	1,916
Unrealized appreciation (depreciation)	94,069	81,839	14,157	38,785	10,966	39,635
Net increase (decrease) in net assets from operations	$137,175	$121,043	$17,688	$51,870	$14,087	$59,977

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$3,424	$3,338	$59,090	$990	$1,580	$4,057	$5,426
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,267	—	3,655	397	—	6,068	—
Administrative and other charges	84	—	244	27	—	405	—
Total expenses	1,351	—	3,899	424	—	6,473	—
Fidelity Income Advantage:
Mortality and expense risk charges	207	—	437	86	—	640	—
Administrative and other charges	69	—	146	29	—	214	—
Total expenses	276	—	583	115	—	854	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	295	3,213	—	164	—	1,998
Administrative and other charges	—	96	1,216	—	52	—	699
Total expenses	—	391	4,429	—	216	—	2,697
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	1,627	391	8,911	539	216	7,327	2,697
Net investment income (loss)	1,797	2,947	50,179	451	1,364	(3,270)	2,729
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(412)	766	109,351	598	475	16,836	19,638
Realized gain distributions	8,270	7,943	43,388	3,444	5,695	100,500	156,659
Net realized gain (loss) on investments	7,858	8,709	152,739	4,042	6,170	117,336	176,297
Unrealized appreciation (depreciation)	21,391	19,701	581,485	8,105	13,523	118,993	192,884
Net increase (decrease) in net assets from operations	$31,046	$31,357	$784,403	$12,598	$21,057	$233,059	$371,910

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$2,762	$45,528	$122	$592	$4,009	$6,725
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	938	—	129	—	706	—
Administrative and other charges	63	—	9	—	47	—
Total expenses	1,001	—	138	—	753	—
Fidelity Income Advantage:
Mortality and expense risk charges	265	—	25	—	139	—
Administrative and other charges	88	—	8	—	46	—
Total expenses	353	—	33	—	185	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,924	—	149	—	276
Administrative and other charges	—	928	—	55	—	96
Total expenses	—	3,852	—	204	—	372
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7,901	—	—	—	—
Administrative and other charges	—	2,123	—	—	—	—
Total expenses	—	10,024	—	—	—	—
Total expenses	1,354	13,876	171	204	938	372
Net investment income (loss)	1,408	31,652	(49)	388	3,071	6,353
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,120	36,955	248	1,208	2,597	2,210
Realized gain distributions	7,340	123,900	3,436	18,190	9,526	16,121
Net realized gain (loss) on investments	9,460	160,855	3,684	19,398	12,123	18,331
Unrealized appreciation (depreciation)	22,281	372,444	1,502	8,678	13,076	24,536
Net increase (decrease) in net assets from operations	$33,149	$564,951	$5,137	$28,464	$28,270	$49,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$230	$491	$2,342	$4,048	$525	$1,119
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	934	—	1,774	—	191	—
Administrative and other charges	62	—	118	—	13	—
Total expenses	996	—	1,892	—	204	—
Fidelity Income Advantage:
Mortality and expense risk charges	157	—	329	—	53	—
Administrative and other charges	52	—	109	—	18	—
Total expenses	209	—	438	—	71	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	674	—	689	—	94
Administrative and other charges	—	255	—	254	—	34
Total expenses	—	929	—	943	—	128
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,205	929	2,330	943	275	128
Net investment income (loss)	(975)	(438)	12	3,105	250	991
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7,504	18,782	1,026	1,777	277	673
Realized gain distributions	10,958	36,333	31,161	56,225	3,021	6,175
Net realized gain (loss) on investments	18,462	55,115	32,187	58,002	3,298	6,848
Unrealized appreciation (depreciation)	26,567	98,549	23,897	42,726	5,588	11,656
Net increase (decrease) in net assets from operations	$44,054	$153,226	$56,096	$103,833	$9,136	$19,495

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$755	$3,708	$581	$2,150	$550	$1,550
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	229	—	878	—	185	—
Administrative and other charges	15	—	59	—	12	—
Total expenses	244	—	937	—	197	—
Fidelity Income Advantage:
Mortality and expense risk charges	32	—	107	—	23	—
Administrative and other charges	11	—	35	—	8	—
Total expenses	43	—	142	—	31	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	243	—	738	—	109
Administrative and other charges	—	83	—	277	—	42
Total expenses	—	326	—	1,015	—	151
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	287	326	1,079	1,015	228	151
Net investment income (loss)	468	3,382	(498)	1,135	322	1,399
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,665	4,280	5,063	19,233	(2,105)	(7,578)
Realized gain distributions	2,209	9,720	23,324	97,811	18	51
Net realized gain (loss) on investments	3,874	14,000	28,387	117,044	(2,087)	(7,527)
Unrealized appreciation (depreciation)	2,183	14,909	23,821	104,909	4,092	14,140
Net increase (decrease) in net assets from operations	$6,525	$32,291	$51,710	$223,088	$2,327	$8,012

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$283	$938	$428	$2,323	$335	$1,269
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	829	—	143	—	206	—
Administrative and other charges	55	—	10	—	14	—
Total expenses	884	—	153	—	220	—
Fidelity Income Advantage:
Mortality and expense risk charges	111	—	22	—	36	—
Administrative and other charges	37	—	7	—	12	—
Total expenses	148	—	29	—	48	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	866	—	148	—	170
Administrative and other charges	—	319	—	61	—	63
Total expenses	—	1,185	—	209	—	233
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,032	1,185	182	209	268	233
Net investment income (loss)	(749)	(247)	246	2,114	67	1,036
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,517	15,138	(385)	2,279	263	974
Realized gain distributions	8,910	46,116	1,629	9,313	3,247	12,859
Net realized gain (loss) on investments	11,427	61,254	1,244	11,592	3,510	13,833
Unrealized appreciation (depreciation)	19,174	95,374	4,774	22,013	3,813	15,033
Net increase (decrease) in net assets from operations	$29,852	$156,381	$6,264	$35,719	$7,390	$29,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$76	$388	$578	$2,920	$1,996	$28,773
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	156	—	226	—	407	—
Administrative and other charges	10	—	15	—	27	—
Total expenses	166	—	241	—	434	—
Fidelity Income Advantage:
Mortality and expense risk charges	27	—	27	—	66	—
Administrative and other charges	9	—	9	—	22	—
Total expenses	36	—	36	—	88	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	210	—	223	—	1,198
Administrative and other charges	—	80	—	83	—	441
Total expenses	—	290	—	306	—	1,639
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	202	290	277	306	522	1,639
Net investment income (loss)	(126)	98	301	2,614	1,474	27,134
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,502	9,217	(22)	839	179	2,834
Realized gain distributions	1,181	7,720	673	3,214	441	6,419
Net realized gain (loss) on investments	2,683	16,937	651	4,053	620	9,253
Unrealized appreciation (depreciation)	2,922	19,698	5,428	24,503	3,858	52,068
Net increase (decrease) in net assets from operations	$5,479	$36,733	$6,380	$31,170	$5,952	$88,455

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$108	$1,182	$302	$2,243	$222	$1,680
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	130	—	112	—	82	—
Administrative and other charges	9	—	7	—	5	—
Total expenses	139	—	119	—	87	—
Fidelity Income Advantage:
Mortality and expense risk charges	13	—	15	—	—	—
Administrative and other charges	4	—	5	—	—	—
Total expenses	17	—	20	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	317	—	175	—	114
Administrative and other charges	—	125	—	64	—	38
Total expenses	—	442	—	239	—	152
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	156	442	139	239	87	152
Net investment income (loss)	(48)	740	163	2,004	135	1,528
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	748	9,230	93	1,047	63	464
Realized gain distributions	162	2,232	1,182	9,018	230	1,584
Net realized gain (loss) on investments	910	11,462	1,275	10,065	293	2,048
Unrealized appreciation (depreciation)	4,362	57,952	3,067	22,893	705	4,770
Net increase (decrease) in net assets from operations	$5,224	$70,154	$4,505	$34,962	$1,133	$8,346

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$173	$605	$193	$1,226	$459	$1,968
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	60	—	71	—	169	—
Administrative and other charges	4	—	5	—	11	—
Total expenses	64	—	76	—	180	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	45	—	106	—	173
Administrative and other charges	—	13	—	28	—	48
Total expenses	—	58	—	134	—	221
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	64	58	76	134	180	221
Net investment income (loss)	109	547	117	1,092	279	1,747
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	33	292	100	386	114	1,214
Realized gain distributions	138	548	433	2,342	1,621	3,952
Net realized gain (loss) on investments	171	840	533	2,728	1,735	5,166
Unrealized appreciation (depreciation)	681	2,165	702	4,364	1,553	8,675
Net increase (decrease) in net assets from operations	$961	$3,552	$1,352	$8,184	$3,567	$15,588

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$501	$3,901	$337	$4,318	$382	$4,697
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	175	—	133	—	143	—
Administrative and other charges	12	—	9	—	10	—
Total expenses	187	—	142	—	153	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	324	—	364	—	402
Administrative and other charges	—	95	—	107	—	116
Total expenses	—	419	—	471	—	518
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	187	419	142	471	153	518
Net investment income (loss)	314	3,482	195	3,847	229	4,179
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	169	2,781	704	3,541	222	3,502
Realized gain distributions	1,249	7,081	525	6,669	702	7,603
Net realized gain (loss) on investments	1,418	9,862	1,229	10,210	924	11,105
Unrealized appreciation (depreciation)	2,327	20,619	1,955	26,499	2,867	33,337
Net increase (decrease) in net assets from operations	$4,059	$33,963	$3,379	$40,556	$4,020	$48,621

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Income:
Dividends	$237	$665	$588	$213	$1,925	$13,774	$25,734
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	150	—	330	558
Administrative and other charges	—	—	—	10	—	22	37
Total expenses	—	—	—	160	—	352	595
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	23	—	71	310
Administrative and other charges	—	—	—	8	—	24	103
Total expenses	—	—	—	31	—	95	413
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	278	1,017	2,050
Administrative and other charges	—	—	—	—	105	314	630
Total expenses	—	—	—	—	383	1,331	2,680
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	55	159	145	—	—	57	589
Administrative and other charges	11	32	29	—	—	11	118
Total expenses	66	191	174	—	—	68	707
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	66	191	174	191	383	1,846	4,395
Net investment income (loss)	171	474	414	22	1,542	11,928	21,339
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	47	255	267	(470)	98	1,291	12,704
Realized gain distributions	114	1,102	1,026	2,051	17,915	26,026	133,979
Net realized gain (loss) on investments	161	1,357	1,293	1,581	18,013	27,317	146,683
Unrealized appreciation (depreciation)	864	2,812	3,413	2,998	23,446	26,828	70,314
Net increase (decrease) in net assets from operations	$1,196	$4,643	$5,120	$4,601	$43,001	$66,073	$238,336
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$27,691	$18,888	$5,519	$355	$3,584	$134	$499
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	228	325	197	117	—	62	—
Administrative and other charges	15	22	13	8	—	4	—
Total expenses	243	347	210	125	—	66	—
Fidelity Income Advantage:
Mortality and expense risk charges	129	188	89	16	—	5	—
Administrative and other charges	43	62	29	6	—	2	—
Total expenses	172	250	118	22	—	7	—
Fidelity Personal Retirement:
Mortality and expense risk charges	1,617	2,039	654	—	261	—	50
Administrative and other charges	508	642	206	—	92	—	17
Total expenses	2,125	2,681	860	—	353	—	67
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	651	141	70	—	—	—	—
Administrative and other charges	130	28	14	—	—	—	—
Total expenses	781	169	84	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	5,961	—	—	—	—	—	—
Administrative and other charges	1,543	—	—	—	—	—	—
Total expenses	7,504	—	—	—	—	—	—
Total expenses	10,825	3,447	1,272	147	353	73	67
Net investment income (loss)	16,866	15,441	4,247	208	3,231	61	432
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17,358	10,719	3,733	48	805	(192)	(1,199)
Realized gain distributions	282,268	169,251	70,633	603	6,324	760	3,148
Net realized gain (loss) on investments	299,626	179,970	74,366	651	7,129	568	1,949
Unrealized appreciation (depreciation)	6,679	79,201	26,631	3,730	38,376	412	2,027
Net increase (decrease) in net assets from operations	$323,171	$274,612	$105,244	$4,589	$48,736	$1,041	$4,408

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$4	$22	$153	$1,265	$600	$11,281
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	46	—	69	—	82	—
Administrative and other charges	3	—	5	—	6	—
Total expenses	49	—	74	—	88	—
Fidelity Income Advantage:
Mortality and expense risk charges	11	—	6	—	5	—
Administrative and other charges	3	—	2	—	2	—
Total expenses	14	—	8	—	7	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	70	—	114	—	258
Administrative and other charges	—	27	—	43	—	110
Total expenses	—	97	—	157	—	368
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	63	97	82	157	95	368
Net investment income (loss)	(59)	(75)	71	1,108	505	10,913
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	134	910	82	1,332	4	5
Realized gain distributions	518	3,696	—	—	—	—
Net realized gain (loss) on investments	652	4,606	82	1,332	4	5
Unrealized appreciation (depreciation)	1,129	8,738	2,305	18,395	386	7,468
Net increase (decrease) in net assets from operations	$1,722	$13,269	$2,458	$20,835	$895	$18,386

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt
Income:
Dividends	$3,678	$2,100	$692	$1,984	$635	$6,200
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	54	54	13	16	168	93
Administrative and other charges	4	4	1	1	11	6
Total expenses	58	58	14	17	179	99
Fidelity Income Advantage:
Mortality and expense risk charges	5	7	4	2	20	12
Administrative and other charges	2	2	1	1	6	4
Total expenses	7	9	5	3	26	16
Fidelity Personal Retirement:
Mortality and expense risk charges	158	143	51	79	46	126
Administrative and other charges	62	52	21	31	17	53
Total expenses	220	195	72	110	63	179
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	285	262	91	130	268	294
Net investment income (loss)	3,393	1,838	601	1,854	367	5,906
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,211	1,974	681	560	(1,452)	(830)
Realized gain distributions	616	390	591	197	4,090	—
Net realized gain (loss) on investments	1,827	2,364	1,272	757	2,638	(830)
Unrealized appreciation (depreciation)	2,802	24,084	7,360	9,988	7,502	10,064
Net increase (decrease) in net assets from operations	$8,022	$28,286	$9,233	$12,599	$10,507	$15,140

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist	Invesco V.I. – Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Income:
Dividends	$478	$313	$—	$57	$835	$566
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	51	53	195	134	83	1
Administrative and other charges	3	4	13	9	6	—
Total expenses	54	57	208	143	89	1
Fidelity Income Advantage:
Mortality and expense risk charges	17	11	28	16	4	—
Administrative and other charges	6	4	9	5	1	—
Total expenses	23	15	37	21	5	—
Fidelity Personal Retirement:
Mortality and expense risk charges	24	19	—	—	103	16
Administrative and other charges	8	7	—	—	42	6
Total expenses	32	26	—	—	145	22
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	109	98	245	164	239	23
Net investment income (loss)	369	215	(245)	(107)	596	543
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(423)	570	41	10	(2,281)	(559)
Realized gain distributions	1,091	1,557	3,095	2,255	—	—
Net realized gain (loss) on investments	668	2,127	3,136	2,265	(2,281)	(559)
Unrealized appreciation (depreciation)	3,077	2,598	6,099	2,975	17,455	1,428
Net increase (decrease) in net assets from operations	$4,114	$4,940	$8,990	$5,133	$15,770	$1,412

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2019

(In thousands)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$10,320	$2,820	$15,879	$1,912	$6,465	$1,462
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	232	61	203	38	33	23
Administrative and other charges	16	4	14	3	2	2
Total expenses	248	65	217	41	35	25
Fidelity Income Advantage:
Mortality and expense risk charges	7	9	10	4	4	3
Administrative and other charges	2	3	3	2	2	1
Total expenses	9	12	13	6	6	4
Fidelity Personal Retirement:
Mortality and expense risk charges	456	209	713	228	114	69
Administrative and other charges	171	82	250	82	43	24
Total expenses	627	291	963	310	157	93
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	884	368	1,193	357	198	122
Net investment income (loss)	9,436	2,452	14,686	1,555	6,267	1,340
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(507)	(2,145)	54	165	(704)	81
Realized gain distributions	—	—	—	5,672	—	—
Net realized gain (loss) on investments	(507)	(2,145)	54	5,837	(704)	81
Unrealized appreciation (depreciation)	4,854	13,177	25,883	20,015	(3,998)	994
Net increase (decrease) in net assets from operations	$13,783	$13,484	$40,623	$27,407	$1,565	$2,415

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$2,774	$1,802	$27,954	$17,488	$3,440	$3,776	$19,080	$19,574
Net realized gain (loss) on investments	—	—	—	—	(50)	(7,623)	1,633	(2,216)
Unrealized appreciation (depreciation)	—	—	—	—	6,991	597	29,692	(30,667)
Net increase (decrease) in net assets from operations	2,774	1,802	27,954	17,488	10,381	(3,250)	50,405	(13,309)
Contract Transactions:
Payments received from contract owners	2,093	2,416	1,000,244	937,896	340	1,005	5,034	4,816
Transfers between sub-accounts and the fixed account, net	30,960	86,927	(401,557)	(50,827)	74	(6,614)	21,027	(32,601)
Contract benefits	(6,055)	(4,301)	(81,827)	(93,324)	(2,372)	(2,958)	(851)	(65)
Contract terminations	(41,675)	(50,285)	(396,283)	(343,083)	(2,396)	(3,221)	(13,905)	(12,911)
Contract maintenance charges	(56)	(53)	—	—	(9)	(10)	—	—
Other transfers (to) from FILI, net	32	4,196	(23)	(6)	(77)	(95)	(1)	(5)
Net increase (decrease) in net assets from contract transactions	(14,701)	38,900	120,554	450,656	(4,440)	(11,893)	11,304	(40,766)
Total increase (decrease) in net assets	(11,927)	40,702	148,508	468,144	5,941	(15,143)	61,709	(54,075)
Net Assets:
Beginning of period	245,586	204,884	1,546,389	1,078,245	74,690	89,833	338,017	392,092
End of period	$233,659	$245,586	$1,694,897	$1,546,389	$80,631	$74,690	$399,726	$338,017
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$4,292	$5,406	$5,820	$6,567	$(2,741)	$(2,876)	$(38)	$(144)
Net realized gain (loss) on investments	25,482	17,288	23,532	17,957	45,847	82,893	39,242	72,124
Unrealized appreciation (depreciation)	56,227	(57,117)	48,418	(52,144)	94,069	(81,330)	81,839	(76,083)
Net increase (decrease) in net assets from operations	86,001	(34,423)	77,770	(27,620)	137,175	(1,313)	121,043	(4,103)
Contract Transactions:
Payments received from contract owners	952	352	4,779	3,211	1,039	838	4,320	6,470
Transfers between sub-accounts and the fixed account, net	(13,461)	(13,837)	(2,963)	(20,233)	(19,160)	(15,888)	(23,782)	29,390
Contract benefits	(11,528)	(11,193)	(216)	(105)	(12,915)	(9,372)	(98)	(1,911)
Contract terminations	(13,493)	(17,864)	(15,176)	(10,345)	(15,954)	(17,987)	(12,592)	(9,850)
Contract maintenance charges	(51)	(56)	—	—	(78)	(82)	—	—
Other transfers (to) from FILI, net	(476)	(710)	(2)	(2)	(305)	(399)	—	—
Net increase (decrease) in net assets from contract transactions	(38,057)	(43,308)	(13,578)	(27,474)	(47,373)	(42,890)	(32,152)	24,099
Total increase (decrease) in net assets	47,944	(77,731)	64,192	(55,094)	89,802	(44,203)	88,891	19,996
Net Assets:
Beginning of period	341,942	419,673	291,581	346,675	429,361	473,564	367,819	347,823
End of period	$389,886	$341,942	$355,773	$291,581	$519,163	$429,361	$456,710	$367,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$651	$562	$3,056	$3,043
Net realized gain (loss) on investments	2,880	1,359	10,029	7,847
Unrealized appreciation (depreciation)	14,157	(15,134)	38,785	(48,399)
Net increase (decrease) in net assets from operations	17,688	(13,213)	51,870	(37,509)
Contract Transactions:
Payments received from contract owners	116	190	1,457	4,587
Transfers between sub-accounts and the fixed account, net	(4,505)	(8,779)	(23,762)	(36,800)
Contract benefits	(1,921)	(1,661)	(514)	(734)
Contract terminations	(2,717)	(3,189)	(11,879)	(5,972)
Contract maintenance charges	(12)	(15)	—	—
Other transfers (to) from FILI, net	20	(38)	1	(3)
Net increase (decrease) in net assets from contract transactions	(9,019)	(13,492)	(34,697)	(38,922)
Total increase (decrease) in net assets	8,669	(26,705)	17,173	(76,431)
Net Assets:
Beginning of period	69,884	96,589	202,627	279,058
End of period	$78,553	$69,884	$219,800	$202,627

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$3,135	$2,720	$18,426	$13,914	$1,797	$1,703	$2,947	$2,796
Net realized gain (loss) on investments	(14)	(44)	1,916	1,543	7,858	6,376	8,709	6,419
Unrealized appreciation (depreciation)	10,966	(5,367)	39,635	(21,747)	21,391	(20,323)	19,701	(19,925)
Net increase (decrease) in net assets from operations	14,087	(2,691)	59,977	(6,290)	31,046	(12,244)	31,357	(10,710)
Contract Transactions:
Payments received from contract owners	650	431	22,774	12,121	361	466	2,992	5,602
Transfers between sub-accounts and the fixed account, net	992	(5,688)	112,759	(58,345)	(3,637)	(1,979)	(586)	7,630
Contract benefits	(6,122)	(6,011)	(446)	(485)	(7,262)	(7,170)	(5)	(5)
Contract terminations	(6,964)	(7,993)	(33,060)	(42,097)	(7,591)	(11,701)	(10,834)	(12,118)
Contract maintenance charges	(23)	(24)	—	—	(30)	(33)	—	—
Other transfers (to) from FILI, net	(309)	(149)	1	(7)	(31)	(97)	(1)	—
Net increase (decrease) in net assets from contract transactions	(11,776)	(19,434)	102,028	(88,813)	(18,190)	(20,514)	(8,434)	1,109
Total increase (decrease) in net assets	2,311	(22,125)	162,005	(95,103)	12,856	(32,758)	22,923	(9,601)
Net Assets:
Beginning of period	167,175	189,300	605,710	700,813	187,592	220,350	179,408	189,009
End of period	$169,486	$167,175	$767,715	$605,710	$200,448	$187,592	$202,331	$179,408

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$50,179	$43,471	$451	$390	$1,364	$1,243
Net realized gain (loss) on investments	152,739	136,592	4,042	3,875	6,170	5,001
Unrealized appreciation (depreciation)	581,485	(307,922)	8,105	(9,747)	13,523	(14,580)
Net increase (decrease) in net assets from operations	784,403	(127,859)	12,598	(5,482)	21,057	(8,336)
Contract Transactions:
Payments received from contract owners	41,822	50,209	136	124	1,574	2,065
Transfers between sub-accounts and the fixed account, net	44,286	(12,054)	(2,228)	(2,422)	(2,857)	(167)
Contract benefits	(12,032)	(14,766)	(1,710)	(2,331)	(90)	—
Contract terminations	(84,418)	(75,062)	(2,031)	(2,077)	(4,378)	(4,318)
Contract maintenance charges	(81)	(81)	(12)	(13)	—	—
Other transfers (to) from FILI, net	(72)	(200)	(45)	(111)	1	—
Net increase (decrease) in net assets from contract transactions	(10,495)	(51,954)	(5,890)	(6,830)	(5,750)	(2,420)
Total increase (decrease) in net assets	773,908	(179,813)	6,708	(12,312)	15,307	(10,756)
Net Assets:
Beginning of period	2,532,559	2,712,372	60,380	72,692	96,219	106,975
End of period	$3,306,467	$2,532,559	$67,088	$60,380	$111,526	$96,219

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(3,270)	$(1,194)	$2,729	$6,094	$1,408	$959	$31,652	$22,201
Net realized gain (loss) on investments	117,336	103,089	176,297	145,792	9,460	11,202	160,855	174,433
Unrealized appreciation (depreciation)	118,993	(160,877)	192,884	(240,226)	22,281	(19,647)	372,444	(319,943)
Net increase (decrease) in net assets from operations	233,059	(58,982)	371,910	(88,340)	33,149	(7,486)	564,951	(123,309)
Contract Transactions:
Payments received from contract owners	1,591	1,846	11,366	17,881	810	1,222	53,683	62,679
Transfers between sub-accounts and the fixed account, net	(35,537)	(43,429)	(59,401)	(17,612)	3,219	(1,718)	65,116	93,031
Contract benefits	(21,461)	(17,483)	(1,147)	(254)	(5,264)	(6,305)	(3,112)	(2,422)
Contract terminations	(33,046)	(29,857)	(41,109)	(36,710)	(6,017)	(6,194)	(167,303)	(165,011)
Contract maintenance charges	(147)	(155)	—	—	(18)	(18)	—	—
Other transfers (to) from FILI, net	(511)	(1,266)	13	(8)	(552)	147	(1)	(90)
Net increase (decrease) in net assets from contract transactions	(89,111)	(90,344)	(90,278)	(36,703)	(7,822)	(12,866)	(51,617)	(11,813)
Total increase (decrease) in net assets	143,948	(149,326)	281,632	(125,043)	25,327	(20,352)	513,334	(135,122)
Net Assets:
Beginning of period	795,340	944,666	1,221,858	1,346,901	144,570	164,922	2,407,194	2,542,316
End of period	$939,288	$795,340	$1,503,490	$1,221,858	$169,897	$144,570	$2,920,528	$2,407,194

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(49)	$(61)	$388	$356	$3,071	$(595)	$6,353	$159
Net realized gain (loss) on investments	3,684	2,529	19,398	12,758	12,123	11,931	18,331	18,345
Unrealized appreciation (depreciation)	1,502	(3,581)	8,678	(18,772)	13,076	(22,226)	24,536	(36,019)
Net increase (decrease) in net assets from operations	5,137	(1,113)	28,464	(5,658)	28,270	(10,890)	49,220	(17,515)
Contract Transactions:
Payments received from contract owners	90	50	476	1,328	270	162	1,156	2,210
Transfers between sub-accounts and the fixed account, net	(2,038)	(724)	(11,345)	—	(2,915)	(7,229)	(6,937)	(19,116)
Contract benefits	(578)	(617)	(90)	(52)	(4,341)	(4,198)	(389)	(26)
Contract terminations	(726)	(917)	(3,426)	(2,971)	(4,281)	(4,194)	(10,711)	(7,580)
Contract maintenance charges	(3)	(3)	—	—	(20)	(22)	—	—
Other transfers (to) from FILI, net	(16)	(64)	1	—	(293)	(309)	(2)	(1)
Net increase (decrease) in net assets from contract transactions	(3,271)	(2,275)	(14,384)	(1,695)	(11,580)	(15,790)	(16,883)	(24,513)
Total increase (decrease) in net assets	1,866	(3,388)	14,080	(7,353)	16,690	(26,680)	32,337	(42,028)
Net Assets:
Beginning of period	18,876	22,264	101,034	108,387	102,639	129,319	171,312	213,340
End of period	$20,742	$18,876	$115,114	$101,034	$119,329	$102,639	$203,649	$171,312
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(975)	$(730)	$(438)	$(263)	$12	$(668)	$3,105	$2,162
Net realized gain (loss) on investments	18,462	13,733	55,115	22,443	32,187	33,257	58,002	54,653
Unrealized appreciation (depreciation)	26,567	(4,656)	98,549	(217)	23,897	(79,591)	42,726	(138,256)
Net increase (decrease) in net assets from operations	44,054	8,347	153,226	21,963	56,096	(47,002)	103,833	(81,441)
Contract Transactions:
Payments received from contract owners	555	111	13,249	6,750	207	449	2,845	5,951
Transfers between sub-accounts and the fixed account, net	29,825	9,755	135,246	75,370	(20,900)	(16,400)	(43,435)	(23,716)
Contract benefits	(3,541)	(2,830)	(579)	(85)	(7,874)	(9,396)	(298)	(139)
Contract terminations	(4,130)	(3,642)	(22,792)	(7,304)	(11,356)	(9,212)	(14,585)	(13,893)
Contract maintenance charges	(22)	(17)	—	—	(42)	(50)	—	—
Other transfers (to) from FILI, net	92	(267)	4	6	(589)	(593)	1	(6)
Net increase (decrease) in net assets from contract transactions	22,779	3,110	125,128	74,737	(40,554)	(35,202)	(55,472)	(31,803)
Total increase (decrease) in net assets	66,833	11,457	278,354	96,700	15,542	(82,204)	48,361	(113,244)
Net Assets:
Beginning of period	98,882	87,425	321,276	224,576	262,981	345,185	466,686	579,930
End of period	$165,715	$98,882	$599,630	$321,276	$278,523	$262,981	$515,047	$466,686

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$250	$37	$991	$520	$468	$376	$3,382	$1,907
Net realized gain (loss) on investments	3,298	1,834	6,848	3,456	3,874	1,983	14,000	8,046
Unrealized appreciation (depreciation)	5,588	(8,313)	11,656	(16,548)	2,183	(1,112)	14,909	(3,266)
Net increase (decrease) in net assets from operations	9,136	(6,442)	19,495	(12,572)	6,525	1,247	32,291	6,687
Contract Transactions:
Payments received from contract owners	78	56	145	286	188	24	5,457	2,261
Transfers between sub-accounts and the fixed account, net	(1,873)	(3,719)	1,832	(13,097)	(2,859)	11,585	37,650	24,972
Contract benefits	(1,133)	(1,277)	(115)	(25)	(1,027)	(652)	(222)	(40)
Contract terminations	(1,511)	(1,499)	(2,385)	(3,055)	(1,116)	(704)	(4,815)	(3,243)
Contract maintenance charges	(4)	(5)	—	—	(5)	(4)	—	—
Other transfers (to) from FILI, net	(82)	(47)	(3)	—	(98)	5	1	(4)
Net increase (decrease) in net assets from contract transactions	(4,525)	(6,491)	(526)	(15,891)	(4,917)	10,254	38,071	23,946
Total increase (decrease) in net assets	4,611	(12,933)	18,969	(28,463)	1,608	11,501	70,362	30,633
Net Assets:
Beginning of period	28,769	41,702	58,000	86,463	35,650	24,149	127,653	97,020
End of period	$33,380	$28,769	$76,969	$58,000	$37,258	$35,650	$198,015	$127,653
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(498)	$(1,215)	$1,135	$(1,048)	$322	$36	$1,399	$787
Net realized gain (loss) on investments	28,387	26,988	117,044	87,595	(2,087)	(1,664)	(7,527)	(689)
Unrealized appreciation (depreciation)	23,821	(35,124)	104,909	(133,231)	4,092	(7,714)	14,140	(29,247)
Net increase (decrease) in net assets from operations	51,710	(9,351)	223,088	(46,684)	2,327	(9,342)	8,012	(29,149)
Contract Transactions:
Payments received from contract owners	265	761	6,054	10,695	71	47	987	1,148
Transfers between sub-accounts and the fixed account, net	(884)	(11,453)	9,967	6,398	(1,682)	(2,035)	(17,280)	4,477
Contract benefits	(2,464)	(2,389)	(360)	(30)	(505)	(932)	(116)	(126)
Contract terminations	(5,040)	(6,056)	(13,982)	(14,099)	(928)	(1,137)	(4,461)	(2,438)
Contract maintenance charges	(24)	(29)	—	—	(8)	(11)	—	—
Other transfers (to) from FILI, net	40	38	(2)	4	(159)	38	1	(1)
Net increase (decrease) in net assets from contract transactions	(8,107)	(19,128)	1,677	2,968	(3,211)	(4,030)	(20,869)	3,060
Total increase (decrease) in net assets	43,603	(28,479)	224,765	(43,716)	(884)	(13,372)	(12,857)	(26,089)
Net Assets:
Beginning of period	108,683	137,162	447,074	490,790	26,757	40,129	85,583	111,672
End of period	$152,286	$108,683	$671,839	$447,074	$25,873	$26,757	$72,726	$85,583
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(749)	$(823)	$(247)	$(329)	$246	$78	$2,114	$1,418
Net realized gain (loss) on investments	11,427	6,326	61,254	22,199	1,244	1,925	11,592	14,060
Unrealized appreciation (depreciation)	19,174	1,409	95,374	11,041	4,774	(6,525)	22,013	(40,668)
Net increase (decrease) in net assets from operations	29,852	6,912	156,381	32,911	6,264	(4,522)	35,719	(25,190)
Contract Transactions:
Payments received from contract owners	281	288	7,239	9,609	32	38	753	2,716
Transfers between sub-accounts and the fixed account, net	(18,163)	5,716	(83,866)	55,336	(4,536)	(12,874)	(23,249)	(25,866)
Contract benefits	(3,096)	(2,625)	(200)	(189)	(800)	(422)	(269)	—
Contract terminations	(4,125)	(3,579)	(19,567)	(13,512)	(489)	(747)	(9,408)	(3,971)
Contract maintenance charges	(23)	(25)	—	—	(3)	(7)	—	—
Other transfers (to) from FILI, net	(44)	16	3	6	89	29	—	2
Net increase (decrease) in net assets from contract transactions	(25,170)	(209)	(96,391)	51,250	(5,707)	(13,983)	(32,173)	(27,119)
Total increase (decrease) in net assets	4,682	6,703	59,990	84,161	557	(18,505)	3,546	(52,309)
Net Assets:
Beginning of period	125,420	118,717	620,666	536,505	21,657	40,162	120,583	172,892
End of period	$130,102	$125,420	$680,656	$620,666	$22,214	$21,657	$124,129	$120,583
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$67	$(27)	$1,036	$695	$(126)	$(123)	$98	$87
Net realized gain (loss) on investments	3,510	2,290	13,833	8,561	2,683	2,121	16,937	12,304
Unrealized appreciation (depreciation)	3,813	(7,827)	15,033	(30,668)	2,922	(2,922)	19,698	(19,095)
Net increase (decrease) in net assets from operations	7,390	(5,564)	29,902	(21,412)	5,479	(924)	36,733	(6,704)
Contract Transactions:
Payments received from contract owners	32	58	1,024	1,584	81	233	2,371	3,796
Transfers between sub-accounts and the fixed account, net	(3,124)	(4,520)	(14,943)	(17,325)	(3,516)	4,449	(19,459)	39,541
Contract benefits	(1,064)	(854)	(79)	(19)	(826)	(651)	(128)	(6)
Contract terminations	(1,105)	(700)	(3,380)	(5,324)	(773)	(492)	(5,204)	(4,268)
Contract maintenance charges	(4)	(5)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	42	(45)	(8)	—	22	4	(2)	(3)
Net increase (decrease) in net assets from contract transactions	(5,223)	(6,066)	(17,386)	(21,084)	(5,016)	3,539	(22,422)	39,060
Total increase (decrease) in net assets	2,167	(11,630)	12,516	(42,496)	463	2,615	14,311	32,356
Net Assets:
Beginning of period	28,433	40,063	111,321	153,817	22,599	19,984	146,065	113,709
End of period	$30,600	$28,433	$123,837	$111,321	$23,062	$22,599	$160,376	$146,065

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$301	$625	$2,614	$3,790	$1,474	$1,812	$27,134	$30,578
Net realized gain (loss) on investments	651	995	4,053	8,155	620	120	9,253	2,623
Unrealized appreciation (depreciation)	5,428	(4,076)	24,503	(22,384)	3,858	(4,202)	52,068	(58,609)
Net increase (decrease) in net assets from operations	6,380	(2,456)	31,170	(10,439)	5,952	(2,270)	88,455	(25,408)
Contract Transactions:
Payments received from contract owners	33	36	2,040	1,278	67	202	12,653	14,216
Transfers between sub-accounts and the fixed account, net	34	(3,988)	12,369	(19,410)	(1,471)	(6,220)	(9,779)	(90,082)
Contract benefits	(666)	(779)	(162)	(50)	(1,852)	(2,096)	(1,136)	(201)
Contract terminations	(1,092)	(1,108)	(6,723)	(4,197)	(2,596)	(3,271)	(34,174)	(48,397)
Contract maintenance charges	(7)	(7)	—	—	(9)	(11)	—	—
Other transfers (to) from FILI, net	(226)	(17)	1	(2)	(195)	60	—	(12)
Net increase (decrease) in net assets from contract transactions	(1,924)	(5,863)	7,525	(22,381)	(6,056)	(11,336)	(32,436)	(124,476)
Total increase (decrease) in net assets	4,456	(8,319)	38,695	(32,820)	(104)	(13,606)	56,019	(149,884)
Net Assets:
Beginning of period	28,875	37,194	136,704	169,524	61,616	75,222	840,109	989,993
End of period	$33,331	$28,875	$175,399	$136,704	$61,512	$61,616	$896,128	$840,109

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(48)	$(50)	$740	$1,114
Net realized gain (loss) on investments	910	1,866	11,462	16,659
Unrealized appreciation (depreciation)	4,362	(4,645)	57,952	(52,818)
Net increase (decrease) in net assets from operations	5,224	(2,829)	70,154	(35,045)
Contract Transactions:
Payments received from contract owners	18	80	5,812	7,490
Transfers between sub-accounts and the fixed account, net	162	(2,653)	7,586	(4,087)
Contract benefits	(377)	(378)	(70)	(73)
Contract terminations	(545)	(1,053)	(11,855)	(8,838)
Contract maintenance charges	(2)	(3)	—	—
Other transfers (to) from FILI, net	51	4	(2)	—
Net increase (decrease) in net assets from contract transactions	(693)	(4,003)	1,471	(5,508)
Total increase (decrease) in net assets	4,531	(6,832)	71,625	(40,553)
Net Assets:
Beginning of period	16,710	23,542	218,230	258,783
End of period	$21,241	$16,710	$289,855	$218,230

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$163	$44	$2,004	$1,128
Net realized gain (loss) on investments	1,275	1,238	10,065	8,416
Unrealized appreciation (depreciation)	3,067	(3,939)	22,893	(28,410)
Net increase (decrease) in net assets from operations	4,505	(2,657)	34,962	(18,866)
Contract Transactions:
Payments received from contract owners	88	19	1,379	1,345
Transfers between sub-accounts and the fixed account, net	(340)	(1,796)	(3,315)	(2,572)
Contract benefits	(613)	(596)	(52)	(23)
Contract terminations	(847)	(589)	(6,475)	(2,600)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	(38)	7	—	(2)
Net increase (decrease) in net assets from contract transactions	(1,752)	(2,957)	(8,463)	(3,852)
Total increase (decrease) in net assets	2,753	(5,614)	26,499	(22,718)
Net Assets:
Beginning of period	15,359	20,973	114,745	137,463
End of period	$18,112	$15,359	$141,244	$114,745
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$135	$96	$1,528	$1,121
Net realized gain (loss) on investments	293	205	2,048	1,533
Unrealized appreciation (depreciation)	705	(615)	4,770	(4,262)
Net increase (decrease) in net assets from operations	1,133	(314)	8,346	(1,608)
Contract Transactions:
Payments received from contract owners	7	1	860	805
Transfers between sub-accounts and the fixed account, net	(52)	(75)	3,138	6,906
Contract benefits	(404)	(567)	(27)	(79)
Contract terminations	(575)	(288)	(2,328)	(5,726)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	16	11	2	—
Net increase (decrease) in net assets from contract transactions	(1,010)	(920)	1,645	1,906
Total increase (decrease) in net assets	123	(1,234)	9,991	298
Net Assets:
Beginning of period	10,785	12,019	71,014	70,716
End of period	$10,908	$10,785	$81,005	$71,014

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$109	$68	$547	$381	$117	$83	$1,092	$758
Net realized gain (loss) on investments	171	136	840	504	533	388	2,728	2,357
Unrealized appreciation (depreciation)	681	(493)	2,165	(1,708)	702	(935)	4,364	(5,411)
Net increase (decrease) in net assets from operations	961	(289)	3,552	(823)	1,352	(464)	8,184	(2,296)
Contract Transactions:
Payments received from contract owners	100	15	414	373	1	61	318	2,045
Transfers between sub-accounts and the fixed account, net	14	772	2,389	1,961	1,092	(157)	3,287	(6,124)
Contract benefits	(1)	(6)	(55)	(11)	(36)	(142)	—	(41)
Contract terminations	(206)	(391)	(2,001)	(778)	(1,894)	(496)	(2,240)	(2,861)
Contract maintenance charges	(1)	(1)	—	—	(2)	(3)	—	—
Other transfers (to) from FILI, net	(2)	—	(1)	(2)	1	(33)	—	2
Net increase (decrease) in net assets from contract transactions	(96)	389	746	1,543	(838)	(770)	1,365	(6,979)
Total increase (decrease) in net assets	865	100	4,298	720	514	(1,234)	9,549	(9,275)
Net Assets:
Beginning of period	7,477	7,377	25,309	24,589	9,342	10,576	51,905	61,180
End of period	$8,342	$7,477	$29,607	$25,309	$9,856	$9,342	$61,454	$51,905
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$279	$181	$1,747	$1,250	$314	$160	$3,482	$2,363
Net realized gain (loss) on investments	1,735	1,234	5,166	4,531	1,418	1,130	9,862	7,615
Unrealized appreciation (depreciation)	1,553	(2,770)	8,675	(10,890)	2,327	(2,848)	20,619	(21,800)
Net increase (decrease) in net assets from operations	3,567	(1,355)	15,588	(5,109)	4,059	(1,558)	33,963	(11,822)
Contract Transactions:
Payments received from contract owners	3	12	1,450	1,790	59	66	3,408	4,588
Transfers between sub-accounts and the fixed account, net	(847)	(1,333)	(2,224)	(4,752)	1,589	(256)	2,630	(7,716)
Contract benefits	(40)	(31)	(2)	(5)	(45)	(113)	(14)	(777)
Contract terminations	(963)	(1,194)	(5,390)	(4,612)	(1,175)	(2,126)	(11,285)	(8,147)
Contract maintenance charges	(3)	(3)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	5	3	(3)	(1)	7	5	—	(3)
Net increase (decrease) in net assets from contract transactions	(1,845)	(2,546)	(6,169)	(7,580)	431	(2,428)	(5,261)	(12,055)
Total increase (decrease) in net assets	1,722	(3,901)	9,419	(12,689)	4,490	(3,986)	28,702	(23,877)
Net Assets:
Beginning of period	21,534	25,435	89,717	102,406	21,283	25,269	175,246	199,123
End of period	$23,256	$21,534	$99,136	$89,717	$25,773	$21,283	$203,948	$175,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$195	$112	$3,847	$2,439	$229	$103	$4,179	$2,332
Net realized gain (loss) on investments	1,229	664	10,210	7,442	924	989	11,105	7,903
Unrealized appreciation (depreciation)	1,955	(2,125)	26,499	(23,729)	2,867	(2,823)	33,337	(27,826)
Net increase (decrease) in net assets from operations	3,379	(1,349)	40,556	(13,848)	4,020	(1,731)	48,621	(17,591)
Contract Transactions:
Payments received from contract owners	38	111	7,511	8,072	114	164	10,657	10,943
Transfers between sub-accounts and the fixed account, net	(1,821)	935	2,093	515	(1,106)	(214)	8,880	9,517
Contract benefits	(24)	(5)	(65)	(15)	(72)	(3)	(87)	—
Contract terminations	(969)	(875)	(9,415)	(7,456)	(492)	(1,004)	(6,355)	(4,054)
Contract maintenance charges	(6)	(8)	—	—	(5)	(5)	—	—
Other transfers (to) from FILI, net	3	1	1	3	(1)	(2)	—	1
Net increase (decrease) in net assets from contract transactions	(2,779)	159	125	1,119	(1,562)	(1,064)	13,095	16,407
Total increase (decrease) in net assets	600	(1,190)	40,681	(12,729)	2,458	(2,795)	61,716	(1,184)
Net Assets:
Beginning of period	17,153	18,343	189,548	202,277	18,099	20,894	198,026	199,210
End of period	$17,753	$17,153	$230,229	$189,548	$20,557	$18,099	$259,742	$198,026

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$171	$116	$474	$301	$414	$235
Net realized gain (loss) on investments	161	214	1,357	866	1,293	871
Unrealized appreciation (depreciation)	864	(684)	2,812	(2,604)	3,413	(2,866)
Net increase (decrease) in net assets from operations	1,196	(354)	4,643	(1,437)	5,120	(1,760)
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(22)	(1)	(29)	—	892	(9)
Contract benefits	(841)	(1,011)	(2,231)	(2,214)	(1,757)	(1,801)
Contract terminations	(8)	—	(65)	(81)	(44)	(54)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from FILI, net	9	57	148	91	77	(40)
Net increase (decrease) in net assets from contract transactions	(862)	(955)	(2,177)	(2,204)	(832)	(1,904)
Total increase (decrease) in net assets	334	(1,309)	2,466	(3,641)	4,288	(3,664)
Net Assets:
Beginning of period	10,685	11,994	30,105	33,746	26,285	29,949
End of period	$11,019	$10,685	$32,571	$30,105	$30,573	$26,285

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$22	$(7)	$1,542	$1,329	$11,928	$10,631	$21,339	$16,389
Net realized gain (loss) on investments	1,581	3,074	18,013	24,505	27,317	31,938	146,683	130,450
Unrealized appreciation (depreciation)	2,998	(6,866)	23,446	(57,198)	26,828	(55,939)	70,314	(227,168)
Net increase (decrease) in net assets from operations	4,601	(3,799)	43,001	(31,364)	66,073	(13,370)	238,336	(80,329)
Contract Transactions:
Payments received from contract owners	32	42	1,594	3,329	14,166	14,128	30,433	31,227
Transfers between sub-accounts and the fixed account, net	(3,730)	(1,656)	(20,037)	9	43,630	(525)	54,754	15,766
Contract benefits	(607)	(596)	(158)	(7)	(3,286)	(3,064)	(14,432)	(15,206)
Contract terminations	(1,521)	(950)	(5,947)	(6,665)	(39,751)	(51,527)	(72,108)	(61,747)
Contract maintenance charges	(4)	(5)	—	—	(7)	(7)	(14)	(15)
Other transfers (to) from FILI, net	(154)	(21)	(5)	(2)	250	50	(409)	365
Net increase (decrease) in net assets from contract transactions	(5,984)	(3,186)	(24,553)	(3,336)	15,002	(40,945)	(1,776)	(29,610)
Total increase (decrease) in net assets	(1,383)	(6,985)	18,448	(34,700)	81,075	(54,315)	236,560	(109,939)
Net Assets:
Beginning of period	22,406	29,391	193,675	228,375	663,025	717,340	1,357,846	1,467,785
End of period	$21,023	$22,406	$212,123	$193,675	$744,100	$663,025	$1,594,406	$1,357,846

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$16,866	$11,023	$15,441	$10,308	$4,247	$2,310
Net realized gain (loss) on investments	299,626	243,774	179,970	139,341	74,366	54,798
Unrealized appreciation (depreciation)	6,679	(383,201)	79,201	(254,677)	26,631	(100,260)
Net increase (decrease) in net assets from operations	323,171	(128,404)	274,612	(105,028)	105,244	(43,152)
Contract Transactions:
Payments received from contract owners	22,374	40,358	28,452	33,051	9,710	15,333
Transfers between sub-accounts and the fixed account, net	31,463	61,612	4,426	39,446	(13,718)	13,243
Contract benefits	(12,466)	(11,229)	(5,313)	(5,555)	(3,037)	(3,551)
Contract terminations	(127,080)	(137,737)	(48,030)	(47,293)	(14,618)	(15,945)
Contract maintenance charges	(9)	(9)	(9)	(11)	(5)	(6)
Other transfers (to) from FILI, net	(359)	(191)	(184)	121	10	304
Net increase (decrease) in net assets from contract transactions	(86,077)	(47,196)	(20,658)	19,759	(21,658)	9,378
Total increase (decrease) in net assets	237,094	(175,600)	253,954	(85,269)	83,586	(33,774)
Net Assets:
Beginning of period	1,681,663	1,857,263	1,238,781	1,324,050	417,178	450,952
End of period	$1,918,757	$1,681,663	$1,492,735	$1,238,781	$500,764	$417,178

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$208	$361	$3,231	$4,718	$61	$62	$432	$575
Net realized gain (loss) on investments	651	1,187	7,129	14,123	568	1,184	1,949	4,568
Unrealized appreciation (depreciation)	3,730	(5,270)	38,376	(52,452)	412	(4,549)	2,027	(18,123)
Net increase (decrease) in net assets from operations	4,589	(3,722)	48,736	(33,611)	1,041	(3,303)	4,408	(12,980)
Contract Transactions:
Payments received from contract owners	69	41	3,417	2,482	13	15	214	1,066
Transfers between sub-accounts and the fixed account, net	1,180	(7,155)	8,151	(43,295)	(1,229)	(5,068)	(8,125)	(18,848)
Contract benefits	(501)	(598)	(41)	(89)	(141)	(236)	(76)	—
Contract terminations	(516)	(786)	(8,400)	(5,700)	(272)	(288)	(1,118)	(1,301)
Contract maintenance charges	(3)	(4)	—	—	(3)	(4)	—	—
Other transfers (to) from FILI, net	(12)	(25)	1	(1)	(132)	(15)	—	(3)
Net increase (decrease) in net assets from contract transactions	217	(8,527)	3,128	(46,603)	(1,764)	(5,596)	(9,105)	(19,086)
Total increase (decrease) in net assets	4,806	(12,249)	51,864	(80,214)	(723)	(8,899)	(4,697)	(32,066)
Net Assets:
Beginning of period	15,097	27,346	156,630	236,844	8,973	17,872	36,850	68,916
End of period	$19,903	$15,097	$208,494	$156,630	$8,250	$8,973	$32,153	$36,850
(In thousands)	Subaccounts Investing In:
	VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets		VIP – Emerging Markets Investor Class
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$(59)	$46	$(75)	$540	$71	$(59)	$1,108	$267
Net realized gain (loss) on investments	652	398	4,606	3,452	82	2,123	1,332	10,413
Unrealized appreciation (depreciation)	1,129	(829)	8,738	(6,327)	2,305	(4,866)	18,395	(31,240)
Net increase (decrease) in net assets from operations	1,722	(385)	13,269	(2,335)	2,458	(2,802)	20,835	(20,560)
Contract Transactions:
Payments received from contract owners	13	1	1,111	743	5	78	995	3,656
Transfers between sub-accounts and the fixed account, net	2,498	239	17,550	4,240	(726)	(7,326)	172	(26,535)
Contract benefits	(156)	(129)	(41)	—	(128)	(275)	(433)	(113)
Contract terminations	(169)	(125)	(1,859)	(1,279)	(309)	(483)	(7,419)	(4,835)
Contract maintenance charges	(1)	(1)	—	—	(2)	(4)	—	—
Other transfers (to) from FILI, net	(10)	6	(10)	—	11	(25)	(1)	6
Net increase (decrease) in net assets from contract transactions	2,175	(9)	16,751	3,704	(1,149)	(8,035)	(6,686)	(27,821)
Total increase (decrease) in net assets	3,897	(394)	30,020	1,369	1,309	(10,837)	14,149	(48,381)
Net Assets:
Beginning of period	4,910	5,304	35,745	34,376	8,995	19,832	73,925	122,306
End of period	$8,807	$4,910	$65,765	$35,745	$10,304	$8,995	$88,074	$73,925

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$505	$337	$10,913	$7,661	$3,393	$679	$1,838	$530
Net realized gain (loss) on investments	4	12	5	249	1,827	32	2,364	156
Unrealized appreciation (depreciation)	386	(567)	7,468	(10,340)	2,802	112	24,084	(8,930)
Net increase (decrease) in net assets from operations	895	(218)	18,386	(2,430)	8,022	823	28,286	(8,244)
Contract Transactions:
Payments received from contract owners	21	1,045	5,034	14,139	13,580	2,385	5,951	4,408
Transfers between sub-accounts and the fixed account, net	(733)	5,591	(11,412)	61,928	141,314	57,267	55,498	74,946
Contract benefits	(113)	(113)	(42)	(33)	(67)	(19)	(191)	(41)
Contract terminations	(322)	(603)	(11,831)	(6,967)	(5,814)	(589)	(3,411)	(103)
Contract maintenance charges	(2)	(1)	—	—	(1)	—	(1)	—
Other transfers (to) from FILI, net	(6)	14	(1)	(1)	17	9	(3)	33
Net increase (decrease) in net assets from contract transactions	(1,155)	5,933	(18,252)	69,066	149,029	59,053	57,843	79,243
Total increase (decrease) in net assets	(260)	5,715	134	66,636	157,051	59,876	86,129	70,999
Net Assets:
Beginning of period	11,757	6,042	221,610	154,974	59,876	—	70,999	—
End of period	$11,497	$11,757	$221,744	$221,610	$216,927	$59,876	$157,128	$70,999
(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$601	$197	$1,854	$415	$367	$2	$5,906	$6,784
Net realized gain (loss) on investments	1,272	(32)	757	45	2,638	(1,850)	(830)	(1,707)
Unrealized appreciation (depreciation)	7,360	(4,747)	9,988	(4,967)	7,502	(12,165)	10,064	(14,818)
Net increase (decrease) in net assets from operations	9,233	(4,582)	12,599	(4,507)	10,507	(14,013)	15,140	(9,741)
Contract Transactions:
Payments received from contract owners	1,989	1,380	2,574	2,755	270	258	643	1,075
Transfers between sub-accounts and the fixed account, net	27,663	28,111	47,986	42,376	(3,338)	(8,283)	(4,007)	(15,701)
Contract benefits	(57)	(14)	(26)	(9)	(578)	(670)	(383)	(337)
Contract terminations	(427)	(71)	(944)	(612)	(1,194)	(1,461)	(4,274)	(4,200)
Contract maintenance charges	—	—	—	—	(5)	(6)	(3)	(3)
Other transfers (to) from FILI, net	24	4	4	(1)	(10)	13	(11)	(1)
Net increase (decrease) in net assets from contract transactions	29,192	29,410	49,594	44,509	(4,855)	(10,149)	(8,035)	(19,167)
Total increase (decrease) in net assets	38,425	24,828	62,193	40,002	5,652	(24,162)	7,105	(28,908)
Net Assets:
Beginning of period	24,828	—	40,002	—	58,715	82,877	111,320	140,228
End of period	$63,253	$24,828	$102,195	$40,002	$64,367	$58,715	$118,425	$111,320
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery		WFF – VT Opportunity
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$369	$209	$215	$174	$(245)	$(243)	$(107)	$(127)
Net realized gain (loss) on investments	668	879	2,127	1,471	3,136	3,588	2,265	1,950
Unrealized appreciation (depreciation)	3,077	(2,959)	2,598	(5,691)	6,099	(5,256)	2,975	(3,275)
Net increase (decrease) in net assets from operations	4,114	(1,871)	4,940	(4,046)	8,990	(1,911)	5,133	(1,452)
Contract Transactions:
Payments received from contract owners	251	244	47	350	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(1,175)	(2,400)	(2,451)	(1,504)	(896)	(1,059)	(635)	(697)
Contract benefits	(376)	(370)	(265)	(272)	(666)	(920)	(334)	(400)
Contract terminations	(683)	(915)	(570)	(1,671)	(1,058)	(769)	(530)	(386)
Contract maintenance charges	(1)	(1)	(1)	(1)	(7)	(7)	(3)	(3)
Other transfers (to) from FILI, net	30	(1)	2	6	(61)	(67)	5	(128)
Net increase (decrease) in net assets from contract transactions	(1,954)	(3,443)	(3,238)	(3,092)	(2,688)	(2,822)	(1,497)	(1,614)
Total increase (decrease) in net assets	2,160	(5,314)	1,702	(7,138)	6,302	(4,733)	3,636	(3,066)
Net Assets:
Beginning of period	24,752	30,066	21,275	28,413	24,362	29,095	17,300	20,366
End of period	$26,912	$24,752	$22,977	$21,275	$30,664	$24,362	$20,936	$17,300
(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$596	$1,961	$543	$328	$9,436	$6,549	$2,452	$4,092
Net realized gain (loss) on investments	(2,281)	(2,366)	(559)	(148)	(507)	(1,664)	(2,145)	(1,920)
Unrealized appreciation (depreciation)	17,455	(22,850)	1,428	(2,618)	4,854	(4,667)	13,177	(6,669)
Net increase (decrease) in net assets from operations	15,770	(23,255)	1,412	(2,438)	13,783	218	13,484	(4,497)
Contract Transactions:
Payments received from contract owners	265	727	69	248	2,950	3,768	1,202	1,400
Transfers between sub-accounts and the fixed account, net	(11,218)	(14,108)	(2,291)	1,515	5,304	(17,194)	(9,709)	(10,061)
Contract benefits	(217)	(152)	(7)	(2)	(791)	(410)	(440)	(225)
Contract terminations	(2,884)	(3,884)	(640)	(491)	(22,635)	(29,568)	(7,498)	(7,284)
Contract maintenance charges	(2)	(3)	—	—	(3)	(3)	(2)	(2)
Other transfers (to) from FILI, net	(61)	8	—	—	(39)	17	24	14
Net increase (decrease) in net assets from contract transactions	(14,117)	(17,412)	(2,869)	1,270	(15,214)	(43,390)	(16,423)	(16,158)
Total increase (decrease) in net assets	1,653	(40,667)	(1,457)	(1,168)	(1,431)	(43,172)	(2,939)	(20,655)
Net Assets:
Beginning of period	93,526	134,193	13,614	14,782	376,435	419,607	171,236	191,891
End of period	$95,179	$93,526	$12,157	$13,614	$375,004	$376,435	$168,297	$171,236

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2019 and 2018

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Operations:
Net investment income (loss)	$14,686	$12,310	$1,555	$1,060	$6,267	$(210)	$1,340	$1,176
Net realized gain (loss) on investments	54	4,199	5,837	7,804	(704)	(1,137)	81	(598)
Unrealized appreciation (depreciation)	25,883	(21,410)	20,015	(22,992)	(3,998)	2,940	994	(670)
Net increase (decrease) in net assets from operations	40,623	(4,901)	27,407	(14,128)	1,565	1,593	2,415	(92)
Contract Transactions:
Payments received from contract owners	12,548	7,291	992	1,479	706	1,050	948	284
Transfers between sub-accounts and the fixed account, net	11,922	(38,187)	(16,332)	(17,084)	(5,210)	(6,655)	9,134	(5,987)
Contract benefits	(928)	(489)	(137)	(170)	(71)	(149)	(50)	(99)
Contract terminations	(26,906)	(31,450)	(5,091)	(5,832)	(4,553)	(4,278)	(4,234)	(3,828)
Contract maintenance charges	(3)	(3)	(2)	(3)	(1)	(1)	—	—
Other transfers (to) from FILI, net	30	15	23	(14)	10	9	8	7
Net increase (decrease) in net assets from contract transactions	(3,337)	(62,823)	(20,547)	(21,624)	(9,119)	(10,024)	5,806	(9,623)
Total increase (decrease) in net assets	37,286	(67,724)	6,860	(35,752)	(7,554)	(8,431)	8,221	(9,715)
Net Assets:
Beginning of period	508,311	576,035	165,898	201,650	91,087	99,518	47,183	56,898
End of period	$545,597	$508,311	$172,758	$165,898	$83,533	$91,087	$55,404	$47,183

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index

VIP - Total Market Index

VIP - Extended Market Index

VIP - International Index

During 2018 the following underlying funds were renamed:

Old Name
VIP - Telecommunications
VIP - Telecommunications Investor Class
New Name
VIP - Communication Services
VIP - Communication Services Investor Class

As of December 31, 2019, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $76,613,000 and 1,898,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2019 or 2018. The Account had no Level 3 activity during 2019 and 2018.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2019 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI collected these fees on behalf of these VIP portfolios through a redemption of units, but the fees were retained by the portfolios, not by FILI, and were part of the portfolios' assets. The redemption fee was recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2019 were 0.045% to 0.79% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2019:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$70,602	$82,592
VIP - Government Money Market Investor Class	607,376	458,869
VIP - High Income	11,452	12,431
VIP - High Income Investor Class	74,787	44,402
VIP - Equity Income	33,977	43,770
VIP - Equity Income Investor Class	57,613	44,663
VIP - Growth	35,089	55,169
VIP - Growth Investor Class	68,039	74,271
VIP - Overseas	4,637	10,256
VIP - Overseas, Investor Class	20,988	44,572
VIP - Investment Grade Bond	12,294	20,940
VIP - Investment Grade Bond Investor Class	176,021	55,567
VIP - Asset Manager	13,318	21,464
VIP - Asset Manager Investor Class	33,277	30,820
VIP - Index 500	350,434	267,236
VIP - Asset Manager Growth	4,792	6,768
VIP - Asset Manager Growth Investor Class	15,602	14,293
VIP - Contrafund	107,659	99,413
VIP - Contrafund Investor Class	221,549	152,439
VIP - Balanced	17,915	17,049
VIP - Balanced Investor Class	335,857	231,925
VIP - Dynamic Capital Appreciation	4,502	4,379
VIP - Dynamic Cap App Investor Class	23,622	19,429
VIP - Growth & Income	15,071	14,024
VIP - Growth & Income Investor Class	39,944	34,353
VIP - Growth Opportunities	56,811	24,067
VIP - Growth Opportunities Investor Class	253,087	92,064
VIP - Mid Cap	34,604	44,189
VIP - Mid Cap Investor Class	79,534	75,677
VIP - Value Strategies	4,838	6,087
VIP - Value Strategies Investor Class	19,731	13,091
VIP - Utilities	15,263	17,499
VIP - Utilities Investor Class	86,547	35,374
VIP - Technology	44,436	29,719
VIP - Technology Investor Class	200,344	99,722
VIP - Energy	4,326	7,195
VIP - Energy Investor Class	13,838	33,258
VIP - Health Care	13,202	30,194
VIP - Heath Care Investor Class	103,528	154,051
VIP - Financial Services	4,706	8,541
VIP - Financial Services Investor Class	27,646	48,393
VIP - Industrials	5,926	7,830
VIP - Industrials Investor Class	33,546	37,038
VIP - Consumer Discretionary	3,476	7,443
VIP - Consumer Discretionary Investor Class	31,900	46,505
VIP - Real Estate	5,268	6,191
VIP - Real Estate Investor Class	44,666	31,314
VIP - Strategic Income	6,583	10,749
VIP - Strategic Income Investor Class	87,993	86,876
VIP - International Capital Appreciation	3,039	3,618
VIP - International Capital Appreciation Investor Class	46,300	41,857
VIP - Value	2,791	3,207
VIP - Value Investor Class	25,420	22,861
VIP - Freedom Income	934	1,579

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom Income Investor Class	$15,501	$10,744
VIP - Freedom 2005	705	553
VIP - Freedom 2005 Investor Class	7,629	5,788
VIP - Freedom 2010	1,960	2,248
VIP - Freedom 2010 Investor Class	12,925	8,125
VIP - Freedom 2015	3,095	3,040
VIP - Freedom 2015 Investor Class	13,334	13,802
VIP - Freedom 2020	4,968	2,975
VIP - Freedom 2020 Investor Class	34,590	29,288
VIP - Freedom 2025	4,652	6,712
VIP - Freedom 2025 Investor Class	36,587	25,945
VIP - Freedom 2030	2,868	3,499
VIP - Freedom 2030 Investor Class	46,140	21,262
VIP - Freedom Lifetime Income I	377	937
VIP - Freedom Lifetime Income II	2,190	2,797
VIP - Freedom Lifetime Income III	2,670	2,102
VIP - Disciplined Small Cap	4,877	8,788
VIP - Disciplined Small Cap Investor Class	37,188	42,283
VIP - Funds Manager 20%	133,742	80,795
VIP - Funds Manager 50%	296,224	142,678
VIP - Funds Manager 60%	417,108	204,085
VIP - Funds Manager 70%	284,623	120,555
VIP - Funds Manager 85%	115,003	61,796
VIP - Consumer Staples	4,460	3,428
VIP - Consumer Staples Investor Class	42,253	29,571
VIP - Materials	1,458	2,383
VIP - Materials Investor Class	7,179	12,704
VIP - Telecommunications	7,312	4,682
VIP - Telecommunications Investor Class	37,908	17,536
VIP - Emerging Markets	2,739	3,825
VIP - Emerging Markets Investor Class	21,945	27,522
VIP - Floating Rate High Income	2,779	3,429
VIP - Floating Rate High Income Investor Class	56,696	64,036
VIP - Bond Index	175,991	22,955
VIP - Total Market Index	79,957	19,885
VIP - Extended Market Index	42,763	12,382
VIP - International Index	63,149	11,504
VIF - Emerging Market Equity	12,108	12,507
VIF - Emerging Market Debt	14,694	16,803
VIF - Global Strategist	2,731	3,236
Invesco - V.I. global Core Equity	3,039	4,500
WFF - VT Discovery	3,159	2,995
WFF - VT opportunity	2,362	1,718
Lazard - Retirement Emerging Markets	6,609	20,130
PVIT - Commodity Real Return	3,629	5,955
PVIT - Low Duration	55,607	61,385
PVIT - Real Return	13,897	27,868
PVIT - Total Return	73,482	62,133
BlackRock - Global Allocation	12,994	26,338
FTVIP - Templeton Global Bond	14,925	17,778
FTVIP - Franklin U.S. Gov't Securitiess	20,811	13,664

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2019:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	233,645	$233,645	$1.00
VIP - Government Money Market Investor Class	1,694,897	1,694,897	1.00
VIP - High Income	14,851	182,206	5.43
VIP - High Income Investor Class	74,161	442,038	5.39
VIP - Equity Income	16,401	413,976	23.77
VIP - Equity Income Investor Class	15,056	366,579	23.63
VIP - Growth	6,564	377,283	79.09
VIP - Growth Investor Class	5,805	392,114	78.67
VIP - Overseas	3,395	86,302	23.13
VIP - Overseas, Class R Investor Class	9,536	216,838	23.05
VIP - Investment Grade Bond	12,864	173,825	13.17
VIP - Investment Grade Bond Investor Class	58,515	768,261	13.12
VIP - Asset Manager	13,154	221,740	15.23
VIP - Asset Manager Investor Class	13,382	215,967	15.12
VIP - Index 500	10,321	2,310,527	320.35
VIP - Asset Manager Growth	3,493	60,914	19.20
VIP - Asset Manager Growth Investor Class	5,848	111,440	19.07
VIP - Contrafund	25,270	799,001	37.17
VIP - Contrafund Investor Class	40,734	1,374,569	36.91
VIP - Balanced	8,685	148,108	19.55
VIP - Balanced Investor Class	150,776	2,551,905	19.37
VIP - Dynamic Capital Appreciation	1,571	21,020	13.20
VIP - Dynamic Capital Appreciation Investor Class	8,741	117,332	13.17
VIP - Growth & Income	5,382	100,941	22.17
VIP - Growth & Income Investor Class	9,227	190,105	22.07
VIP - Growth Opportunities	3,391	131,505	48.86
VIP - Growth Opportunities Investor Class	12,358	492,393	48.52
VIP - Mid Cap	8,451	287,868	32.95
VIP - Mid Cap Investor Class	15,741	555,316	32.72
VIP - Value Strategies	2,507	35,717	13.31
VIP - Value Strategies Investor Class	5,831	85,862	13.20
VIP - Utilities	1,982	34,624	18.79
VIP - Utilities Investor Class	10,612	180,419	18.66
VIP - Technology	7,979	132,150	19.08
VIP - Technology Investor Class	35,736	588,870	18.80
VIP - Energy	1,625	45,407	15.91
VIP - Energy Investor Class	4,580	116,632	15.88
VIP - Health Care	3,904	111,258	33.32
VIP - Heath Care Investor Class	20,613	585,230	33.02
VIP - Financial Services	1,630	22,804	13.62
VIP - Financial Services Investor Class	9,154	120,322	13.56
VIP - Industrials	1,392	30,299	21.98
VIP - Industrials Investor Class	5,675	125,053	21.82
VIP - Consumer Discretionary	912	20,051	25.27
VIP - Consumer Discretionary Investor Class	6,364	142,398	25.20
VIP - Real Estate	1,685	41,194	19.79
VIP - Real Estate Investor Class	8,917	187,304	19.67
VIP - Strategic Income	5,369	63,240	11.45
VIP - Strategic Income Investor Class	78,539	921,150	11.41
VIP - International Capital Appreciation, Class R	1,089	17,600	19.50
VIP - International Capital Appreciation Investor Class	14,980	238,285	19.35
VIP - Value	1,148	18,281	15.78

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Value Investor Class	8,968	$141,172	$15.75
VIP - Freedom Income	917	10,419	11.89
VIP - Freedom Income Investor Class	6,801	77,845	11.91
VIP - Freedom 2005	654	7,953	12.75
VIP - Freedom 2005 Investor Class	2,427	28,400	12.20
VIP - Freedom 2010	734	9,287	13.42
VIP - Freedom 2010 Investor Class	4,786	58,000	12.84
VIP - Freedom 2015	1,763	22,381	13.19
VIP - Freedom 2015 Investor Class	7,709	92,545	12.86
VIP - Freedom 2020	1,840	24,270	14.01
VIP - Freedom 2020 Investor Class	15,346	187,008	13.29
VIP - Freedom 2025	1,157	16,246	15.34
VIP - Freedom 2025 Investor Class	16,010	206,402	14.38
VIP - Freedom 2030	1,345	18,675	15.28
VIP - Freedom 2030 Investor Class	18,215	230,479	14.26
VIP - Freedom Lifetime Income I	959	10,604	11.49
VIP - Freedom Lifetime Income II	2,508	29,777	12.98
VIP - Freedom Lifetime Income III	2,259	27,223	13.53
VIP - Disciplined Small Cap	1,431	23,172	14.68
VIP - Disciplined Small Cap Investor Class	14,519	228,452	14.61
VIP - Funds Manager 20%	66,551	751,875	11.18
VIP - Funds Manager 50%	129,825	1,552,920	12.28
VIP - Funds Manager 60%	188,105	2,041,608	10.20
VIP - Funds Manager 70%	120,671	1,459,899	12.37
VIP - Funds Manager 85%	40,773	504,830	12.28
VIP - Consumer Staples	1,061	19,991	18.76
VIP - Consumer Staples Investor Class	11,167	205,796	18.67
VIP - Materials	704	10,727	11.74
VIP - Materials Investor Class	2,741	42,582	11.73
VIP - Telecommunications	678	8,708	12.98
VIP - Telecommunications Investor Class	5,106	63,917	12.88
VIP - Emerging Markets	813	9,999	12.68
VIP - Emerging Markets Investor Class	6,973	84,714	12.63
VIP - Floating Rate High Income	1,167	11,748	9.85
VIP - Floating Rate High Income Investor Class	22,512	226,534	9.85
VIP - Bond Index	20,311	214,009	10.68
VIP - Total Market Index	13,248	141,972	11.86
VIP - Extended Market Index	5,819	60,635	10.87
VIP - International Index	10,189	97,174	10.03
VIF - Emerging Market Equity	4,025	87,799	15.99
VIF - Emerging Market Debt	15,422	140,855	7.68
VIF - Global Strategist	2,467	33,697	10.91
Invesco - V.I. global Core Equity	2,235	21,316	10.28
WFF - VT Discovery	933	29,968	32.85
WFF - VT opportunity	784	21,697	26.68
Lazard - Retirement Emerging Markets	4,370	110,497	21.78
PVIT - Commodity Real Return	1,897	24,520	6.41
PVIT - Low Duration	36,765	391,971	10.20
PVIT - Real Return	13,314	194,349	12.64
PVIT - Total Return	49,509	568,962	11.02
BlackRock - Global Allocation V.I.	10,126	176,877	17.06
FTVIP - Templeton Global Bond	5,231	101,819	15.97
FTVIP - Franklin U.S. Gov't Securities	4,598	59,530	12.05

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Government Money Market
Units Issued	6,679	9,451	108	410
Units Redeemed	(7,170)	(7,674)	(329)	(318)
Net Increase (Decrease)	(491)	1,777	(221)	92
VIP - High Income
Units Issued	139	97	26	18
Units Redeemed	(189)	(265)	(53)	(70)
Net Increase (Decrease)	(50)	(168)	(27)	(52)
VIP - Equity-Income
Units Issued	79	49	3	5
Units Redeemed	(345)	(366)	(54)	(66)
Net Increase (Decrease)	(266)	(317)	(51)	(61)
VIP - Growth
Units Issued	77	127	6	21
Units Redeemed	(305)	(366)	(45)	(47)
Net Increase (Decrease)	(228)	(239)	(39)	(26)
VIP - Overseas
Units Issued	24	68	1	3
Units Redeemed	(180)	(274)	(17)	(55)
Net Increase (Decrease)	(156)	(206)	(16)	(52)
VIP - Investment Grade Bond
Units Issued	336	254	14	27
Units Redeemed	(491)	(609)	(129)	(133)
Net Increase (Decrease)	(155)	(355)	(115)	(106)
VIP - Asset Manager
Units Issued	40	89	2	3
Units Redeemed	(272)	(361)	(66)	(72)
Net Increase (Decrease)	(232)	(272)	(64)	(69)
VIP - Index 500
Units Issued	391	478	21	18
Units Redeemed	(738)	(910)	(91)	(124)
Net Increase (Decrease)	(347)	(432)	(70)	(106)
VIP - Asset Manager: Growth
Units Issued	8	29	1	2
Units Redeemed	(116)	(152)	(33)	(42)
Net Increase (Decrease)	(108)	(123)	(32)	(40)
VIP - Contrafund
Units Issued	176	223	18	25
Units Redeemed	(928)	(1,012)	(112)	(154)
Net Increase (Decrease)	(752)	(789)	(94)	(129)
VIP - Balanced
Units Issued	324	360	28	41
Units Redeemed	(430)	(634)	(141)	(139)
Net Increase (Decrease)	(106)	(274)	(113)	(98)
VIP - Dynamic Capital Appreciation
Units Issued	33	53	4	7
Units Redeemed	(112)	(106)	(14)	(23)
Net Increase (Decrease)	(79)	(53)	(10)	(16)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Growth & Income
Units Issued	53	89	12	12
Units Redeemed	(278)	(390)	(67)	(101)
Net Increase (Decrease)	(225)	(301)	(55)	(89)
VIP - Growth Opportunities
Units Issued	1,227	888	134	100
Units Redeemed	(726)	(840)	(104)	(110)
Net Increase (Decrease)	501	48	30	(10)
VIP - Mid Cap
Units Issued	97	178	5	12
Units Redeemed	(799)	(744)	(158)	(149)
Net Increase (Decrease)	(702)	(566)	(153)	(137)
VIP - Value Strategies
Units Issued	58	38	7	3
Units Redeemed	(181)	(230)	(41)	(37)
Net Increase (Decrease)	(123)	(192)	(34)	(34)
VIP - Utilities
Units Issued	428	542	99	75
Units Redeemed	(608)	(231)	(102)	(44)
Net Increase (Decrease)	(180)	311	(3)	31
VIP - Technology
Units Issued	643	1,033	65	99
Units Redeemed	(834)	(1,455)	(80)	(164)
Net Increase (Decrease)	(191)	(422)	(15)	(65)
VIP - Energy
Units Issued	171	247	39	91
Units Redeemed	(287)	(411)	(76)	(91)
Net Increase (Decrease)	(116)	(164)	(37)	—
VIP - Health Care
Units Issued	203	656	32	87
Units Redeemed	(645)	(677)	(86)	(99)
Net Increase (Decrease)	(442)	(21)	(54)	(12)
VIP - Financial Services
Units Issued	158	493	41	57
Units Redeemed	(476)	(1,238)	(69)	(142)
Net Increase (Decrease)	(318)	(745)	(28)	(85)
VIP - Industrials
Units Issued	52	52	20	8
Units Redeemed	(151)	(160)	(28)	(30)
Net Increase (Decrease)	(99)	(108)	(8)	(22)
VIP - Consumer Discretionary
Units Issued	77	286	18	74
Units Redeemed	(197)	(196)	(39)	(66)
Net Increase (Decrease)	(120)	90	(21)	8
VIP - Real Estate
Units Issued	129	53	18	2
Units Redeemed	(165)	(197)	(29)	(30)
Net Increase (Decrease)	(36)	(144)	(11)	(28)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - Strategic Income
Units Issued	279	274	27	17
Units Redeemed	(510)	(742)	(89)	(113)
Net Increase (Decrease)	(231)	(468)	(62)	(96)
VIP - International Capital Appreciation
Units Issued	148	262	20	14
Units Redeemed	(183)	(403)	(22)	(76)
Net Increase (Decrease)	(35)	(141)	(2)	(62)
VIP - Value
Units Issued	60	58	11	3
Units Redeemed	(136)	(164)	(15)	(27)
Net Increase (Decrease)	(76)	(106)	(4)	(24)
VIP - Freedom Income
Units Issued	67	86	—	—
Units Redeemed	(131)	(145)	—	—
Net Increase (Decrease)	(64)	(59)	—	—
VIP - Freedom 2005
Units Issued	23	64	—	—
Units Redeemed	(28)	(42)	—	—
Net Increase (Decrease)	(5)	22	—	—
VIP - Freedom 2010
Units Issued	71	27	—	—
Units Redeemed	(114)	(68)	—	—
Net Increase (Decrease)	(43)	(41)	—	—
VIP - Freedom 2015
Units Issued	53	27	—	—
Units Redeemed	(145)	(157)	—	—
Net Increase (Decrease)	(92)	(130)	—	—
VIP - Freedom 2020
Units Issued	177	114	—	—
Units Redeemed	(158)	(237)	—	—
Net Increase (Decrease)	19	(123)	—	—
VIP - Freedom 2025
Units Issued	184	145	—	—
Units Redeemed	(308)	(138)	—	—
Net Increase (Decrease)	(124)	7	—	—
VIP - Freedom 2030
Units Issued	90	165	—	—
Units Redeemed	(163)	(215)	—	—
Net Increase (Decrease)	(73)	(50)	—	—
VIP - Disciplined Small Cap
Units Issued	170	318	26	57
Units Redeemed	(432)	(457)	(68)	(87)
Net Increase (Decrease)	(262)	(139)	(42)	(30)
VIP - FundsManager 20% Investor Class
Units Issued	309	255	28	12
Units Redeemed	(458)	(749)	(88)	(93)
Net Increase (Decrease)	(149)	(494)	(60)	(81)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIP - FundsManager 50% Investor Class
Units Issued	253	241	3	92
Units Redeemed	(695)	(764)	(327)	(336)
Net Increase (Decrease)	(442)	(523)	(324)	(244)
VIP - FundsManager 60% Investor Class
Units Issued	97	189	31	21
Units Redeemed	(209)	(465)	(139)	(153)
Net Increase (Decrease)	(112)	(276)	(108)	(132)
VIP - FundsManager 70% Investor Class
Units Issued	106	173	8	6
Units Redeemed	(427)	(452)	(189)	(197)
Net Increase (Decrease)	(321)	(279)	(181)	(191)
VIP - FundsManager 85% Investor Class
Units Issued	60	47	2	38
Units Redeemed	(238)	(197)	(85)	(107)
Net Increase (Decrease)	(178)	(150)	(83)	(69)
VIP - Consumer Staples
Units Issued	141	97	27	7
Units Redeemed	(132)	(410)	(31)	(55)
Net Increase (Decrease)	9	(313)	(4)	(48)
VIP - Materials
Units Issued	30	110	7	14
Units Redeemed	(119)	(317)	(16)	(79)
Net Increase (Decrease)	(89)	(207)	(9)	(65)
VIP - Communication Services
Units Issued	338	122	92	22
Units Redeemed	(244)	(113)	(67)	(36)
Net Increase (Decrease)	94	9	25	(14)
VIP - Emerging Markets
Units Issued	261	786	27	132
Units Redeemed	(325)	(1,446)	(71)	(262)
Net Increase (Decrease)	(64)	(660)	(44)	(130)
VIP - Floating Rate High Income
Units Issued	227	983	7	127
Units Redeemed	(322)	(492)	(14)	(84)
Net Increase (Decrease)	(95)	491	(7)	43
VIP - Bond Index
Units Issued	1,131	335	68	116
Units Redeemed	(419)	(75)	(64)	(21)
Net Increase (Decrease)	712	260	4	95
VIP - Total Market Index
Units Issued	579	577	38	134
Units Redeemed	(223)	(70)	(90)	(18)
Net Increase (Decrease)	356	507	(52)	116
VIF - Extended Market Index
Units Issued	362	171	86	31
Units Redeemed	(146)	(87)	(11)	(5)
Net Increase (Decrease)	216	84	75	26

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
VIF - International Index
Units Issued	194	200	15	35
Units Redeemed	(48)	(35)	(6)	(3)
Net Increase (Decrease)	146	165	9	32
VIF - Emerging Markets Equity
Units Issued	55	32	2	4
Units Redeemed	(146)	(170)	(15)	(19)
Net Increase (Decrease)	(91)	(138)	(13)	(15)
VIF - Emerging Markets Debt
Units Issued	19	9	3	1
Units Redeemed	(46)	(64)	(6)	(8)
Net Increase (Decrease)	(27)	(55)	(3)	(7)
VIF - Global Strategist
Units Issued	8	16	—	1
Units Redeemed	(42)	(57)	(17)	(15)
Net Increase (Decrease)	(34)	(41)	(17)	(14)
Invesco - V.I. Global Core Equity
Units Issued	7	10	—	1
Units Redeemed	(36)	(44)	(8)	(13)
Net Increase (Decrease)	(29)	(34)	(8)	(12)
WFF - VT Discovery
Units Issued	1	10	—	—
Units Redeemed	(41)	(56)	(8)	(11)
Net Increase (Decrease)	(40)	(46)	(8)	(11)
WFF - VT Opportunity
Units Issued	3	1	—	—
Units Redeemed	(27)	(27)	(5)	(9)
Net Increase (Decrease)	(24)	(26)	(5)	(9)
Lazard - Retirement Emerging Markets
Units Issued	35	119	6	4
Units Redeemed	(163)	(257)	(9)	(22)
Net Increase (Decrease)	(128)	(138)	(3)	(18)
PVIT - Commodity Real Return
Units Issued	—	—	—	11
Units Redeemed	—	(1)	(8)	(3)
Net Increase (Decrease)	—	(1)	(8)	8
PVIT - Low Duration
Units Issued	423	429	13	38
Units Redeemed	(502)	(677)	(34)	(21)
Net Increase (Decrease)	(79)	(248)	(21)	17
PVIT - Real Return
Units Issued	37	103	8	7
Units Redeemed	(254)	(230)	(14)	(18)
Net Increase (Decrease)	(217)	(127)	(6)	(11)
PVIT - Total Return
Units Issued	234	118	11	6
Units Redeemed	(297)	(360)	(11)	(27)
Net Increase (Decrease)	(63)	(242)	—	(21)
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2019	2018	2019	2018
Blackrock - Global Allocation V.I.
Units Issued	18	26	—	1
Units Redeemed	(92)	(137)	(9)	(8)
Net Increase (Decrease)	(74)	(111)	(9)	(7)
FTVIP - Templeton Global Bond
Units Issued	66	75	18	2
Units Redeemed	(69)	(102)	(14)	(15)
Net Increase (Decrease)	(3)	(27)	4	(13)
FTVIP - Franklin U.S. Gov't Securities
Units Issued	167	122	6	8
Units Redeemed	(99)	(201)	(27)	(5)
Net Increase (Decrease)	68	(79)	(21)	3
	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Government Money Market Investor Class
Units Issued	205,601	234,820	41	—
Units Redeemed	(194,785)	(192,698)	(35)	—
Net Increase (Decrease)	10,816	42,122	6	—
VIP - High Income Investor Class
Units Issued	4,260	5,070	—	—
Units Redeemed	(3,535)	(7,226)	—	—
Net Increase (Decrease)	725	(2,156)	—	—
VIP - Equity Income Investor Class
Units Issued	2,064	1,984	—	—
Units Redeemed	(2,612)	(3,174)	—	—
Net Increase (Decrease)	(548)	(1,190)	—	—
VIP - Growth Investor Class
Units Issued	2,180	4,992	—	—
Units Redeemed	(3,087)	(4,253)	—	—
Net Increase (Decrease)	(907)	739	—	—
VIP - Overseas, Investor Class
Units Issued	1,011	2,991	—	—
Units Redeemed	(2,955)	(5,154)	—	—
Net Increase (Decrease)	(1,944)	(2,163)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	15,712	7,635	—	—
Units Redeemed	(8,787)	(13,776)	—	—
Net Increase (Decrease)	6,925	(6,141)	—	—
VIP - Asset Manager Investor Class
Units Issued	1,383	1,887	—	—
Units Redeemed	(1,792)	(1,862)	—	—
Net Increase (Decrease)	(409)	25	—	—
VIP - Index 500
Units Issued	16,090	17,829	—	—
Units Redeemed	(15,112)	(18,058)	—	—
Net Increase (Decrease)	978	(229)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Asset Manager: Growth Investor Class
Units Issued	448	644	—	—
Units Redeemed	(704)	(764)	—	—
Net Increase (Decrease)	(256)	(120)	—	—
VIP - Contrafund Investor Class
Units Issued	4,520	7,454	—	—
Units Redeemed	(7,413)	(8,696)	—	—
Net Increase (Decrease)	(2,893)	(1,242)	—	—
VIP - Balanced Investor Class
Units Issued	12,223	14,119	—	—
Units Redeemed	(9,671)	(9,268)	—	—
Net Increase (Decrease)	2,552	4,851	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	246	829	—	—
Units Redeemed	(700)	(876)	—	—
Net Increase (Decrease)	(454)	(47)	—	—
VIP - Growth & Income Investor Class
Units Issued	902	1,259	—	—
Units Redeemed	(1,480)	(2,174)	—	—
Net Increase (Decrease)	(578)	(915)	—	—
VIP - Growth Opportunities Investor Class
Units Issued	7,227	4,740	—	—
Units Redeemed	(4,195)	(2,787)	—	—
Net Increase (Decrease)	3,032	1,953	—	—
VIP - Mid Cap Investor Class
Units Issued	1,820	2,813	—	—
Units Redeemed	(3,856)	(3,880)	—	—
Net Increase (Decrease)	(2,036)	(1,067)	—	—
VIP - Value Strategies Investor Class
Units Issued	630	414	—	—
Units Redeemed	(658)	(1,054)	—	—
Net Increase (Decrease)	(28)	(640)	—	—
VIP - Utilities Investor Class
Units Issued	3,519	2,326	—	—
Units Redeemed	(2,269)	(1,474)	—	—
Net Increase (Decrease)	1,250	852	—	—
VIP - Technology Investor Class
Units Issued	4,003	6,026	—	—
Units Redeemed	(3,909)	(6,079)	—	—
Net Increase (Decrease)	94	(53)	—	—
VIP - Energy Investor Class
Units Issued	1,554	3,841	—	—
Units Redeemed	(3,194)	(3,658)	—	—
Net Increase (Decrease)	(1,640)	183	—	—
VIP - Health Care Investor Class
Units Issued	2,585	4,397	—	—
Units Redeemed	(4,653)	(3,344)	—	—
Net Increase (Decrease)	(2,068)	1,053	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Financial Services Investor Class
Units Issued	1,369	3,075	—	—
Units Redeemed	(3,113)	(4,715)	—	—
Net Increase (Decrease)	(1,744)	(1,640)	—	—
VIP - Industrials Investor Class
Units Issued	856	938	—	—
Units Redeemed	(1,364)	(1,610)	—	—
Net Increase (Decrease)	(508)	(672)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	1,219	3,123	—	—
Units Redeemed	(1,861)	(1,993)	—	—
Net Increase (Decrease)	(642)	1,130	—	—
VIP - Real Estate Investor Class
Units Issued	2,148	730	—	—
Units Redeemed	(1,840)	(1,709)	—	—
Net Increase (Decrease)	308	(979)	—	—
VIP - Strategic Income Investor Class
Units Issued	5,806	6,461	—	—
Units Redeemed	(7,230)	(13,857)	—	—
Net Increase (Decrease)	(1,424)	(7,396)	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	2,722	3,771	—	—
Units Redeemed	(2,768)	(4,099)	—	—
Net Increase (Decrease)	(46)	(328)	—	—
VIP - Value Investor Class
Units Issued	810	905	—	—
Units Redeemed	(1,164)	(1,048)	—	—
Net Increase (Decrease)	(354)	(143)	—	—
VIP - Investor Freedom Income Investor Class
Units Issued	811	1,479	—	—
Units Redeemed	(713)	(1,279)	—	—
Net Increase (Decrease)	98	200	—	—
VIP - Investor Freedom 2005 Investor Class
Units Issued	374	387	—	—
Units Redeemed	(330)	(285)	—	—
Net Increase (Decrease)	44	102	—	—
VIP - Investor Freedom 2010 Investor Class
Units Issued	511	427	—	—
Units Redeemed	(442)	(782)	—	—
Net Increase (Decrease)	69	(355)	—	—
VIP - Investor Freedom 2015 Investor Class
Units Issued	398	652	—	—
Units Redeemed	(675)	(1,036)	—	—
Net Increase (Decrease)	(277)	(384)	—	—
VIP - Investor Freedom 2020 Investor Class
Units Issued	1,360	1,277	—	—
Units Redeemed	(1,598)	(1,877)	—	—
Net Increase (Decrease)	(238)	(600)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Investor Freedom 2025 Investor Class
Units Issued	1,530	1,506	—	—
Units Redeemed	(1,512)	(1,450)	—	—
Net Increase (Decrease)	18	56	—	—
VIP - Investor Freedom 2030 Investor Class
Units Issued	1,770	2,125	—	—
Units Redeemed	(1,184)	(1,359)	—	—
Net Increase (Decrease)	586	766	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	1	5
Units Redeemed	—	—	(49)	(61)
Net Increase (Decrease)	—	—	(48)	(56)
VIP - Freedom Lifetime Income II
Units Issued	—	—	21	6
Units Redeemed	—	—	(132)	(122)
Net Increase (Decrease)	—	—	(111)	(116)
VIP - Freedom Lifetime Income III
Units Issued	—	—	49	10
Units Redeemed	—	—	(89)	(99)
Net Increase (Decrease)	—	—	(40)	(89)
VIP - Disciplined Small Cap Investor Class
Units Issued	1,435	2,293	—	—
Units Redeemed	(2,459)	(2,508)	—	—
Net Increase (Decrease)	(1,024)	(215)	—	—
VIP - FundsManager 20% Investor Class
Units Issued	8,134	6,528	40	13
Units Redeemed	(6,942)	(8,674)	(64)	(61)
Net Increase (Decrease)	1,192	(2,146)	(24)	(48)
VIP - FundsManager 50% Investor Class
Units Issued	11,205	9,704	12	52
Units Redeemed	(9,946)	(10,160)	(557)	(569)
Net Increase (Decrease)	1,259	(456)	(545)	(517)
VIP - FundsManager 60% Investor Class
Units Issued	8,587	11,698	31	11
Units Redeemed	(7,851)	(7,480)	(681)	(592)
Net Increase (Decrease)	736	4,218	(650)	(581)
VIP - FundsManager 70% Investor Class
Units Issued	7,257	9,672	2	3
Units Redeemed	(7,595)	(8,179)	(141)	(139)
Net Increase (Decrease)	(338)	1,493	(139)	(136)
VIP - FundsManager 85% Investor Class
Units Issued	2,209	4,156	8	8
Units Redeemed	(2,916)	(3,518)	(67)	(66)
Net Increase (Decrease)	(707)	638	(59)	(58)
VIP - Consumer Staples Investor Class
Units Issued	1,888	1,266	—	—
Units Redeemed	(1,792)	(3,121)	—	—
Net Increase (Decrease)	96	(1,855)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
VIP - Materials Investor Class
Units Issued	267	883	—	—
Units Redeemed	(724)	(1,767)	—	—
Net Increase (Decrease)	(457)	(884)	—	—
VIP - Communication Services Investor Class
Units Issued	1,984	1,060	—	—
Units Redeemed	(1,221)	(916)	—	—
Net Increase (Decrease)	763	144	—	—
VIP - Emerging Markets Investor Class
Units Issued	2,315	6,015	—	—
Units Redeemed	(2,810)	(8,342)	—	—
Net Increase (Decrease)	(495)	(2,327)	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	5,933	14,519	—	—
Units Redeemed	(7,515)	(8,485)	—	—
Net Increase (Decrease)	(1,582)	6,034	—	—
VIP - Bond Index
Units Issued	17,241	6,243	—	—
Units Redeemed	(4,146)	(721)	—	—
Net Increase (Decrease)	13,095	5,522	—	—
VIP - Total Market Index
Units Issued	8,039	8,243	—	—
Units Redeemed	(2,847)	(983)	—	—
Net Increase (Decrease)	5,192	7,260	—	—
VIP - Extended Market Index
Units Issued	4,285	3,399	—	—
Units Redeemed	(1,549)	(566)	—	—
Net Increase (Decrease)	2,736	2,833	—	—
VIP - International Index
Units Issued	6,726	5,165	—	—
Units Redeemed	(1,758)	(731)	—	—
Net Increase (Decrease)	4,968	4,434	—	—
VIF - Emerging Markets Equity
Units Issued	513	912	—	—
Units Redeemed	(672)	(1,335)	—	—
Net Increase (Decrease)	(159)	(423)	—	—
VIF - Emerging Markets Debt
Units Issued	621	524	—	—
Units Redeemed	(1,006)	(1,578)	—	—
Net Increase (Decrease)	(385)	(1,054)	—	—
VIF - Global Strategist
Units Issued	68	106	—	—
Units Redeemed	(136)	(261)	—	—
Net Increase (Decrease)	(68)	(155)	—	—
Invesco - V.I. Global Core Equity
Units Issued	71	346	—	—
Units Redeemed	(236)	(470)	—	—
Net Increase (Decrease)	(165)	(124)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2019	2018	2019	2018
Lazard - Retirement Emerging Markets
Units Issued	524	1,012	—	—
Units Redeemed	(1,345)	(1,956)	—	—
Net Increase (Decrease)	(821)	(944)	—	—
PVIT - Commodity Real Return
Units Issued	568	1,570	—	—
Units Redeemed	(1,069)	(1,399)	—	—
Net Increase (Decrease)	(501)	171	—	—
PVIT - Low Duration
Units Issued	5,319	6,305	—	—
Units Redeemed	(6,534)	(9,883)	—	—
Net Increase (Decrease)	(1,215)	(3,578)	—	—
PVIT - Real Return
Units Issued	1,215	1,559	—	—
Units Redeemed	(2,252)	(2,701)	—	—
Net Increase (Decrease)	(1,037)	(1,142)	—	—
PVIT - Total Return
Units Issued	6,397	4,337	—	—
Units Redeemed	(6,523)	(8,964)	—	—
Net Increase (Decrease)	(126)	(4,627)	—	—
Blackrock - Global Allocation V.I.
Units Issued	493	1,184	—	—
Units Redeemed	(1,907)	(2,655)	—	—
Net Increase (Decrease)	(1,414)	(1,471)	—	—
FTVIP - Templeton Global Bond
Units Issued	924	1,342	—	—
Units Redeemed	(1,725)	(2,203)	—	—
Net Increase (Decrease)	(801)	(861)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	1,883	1,220	—	—
Units Redeemed	(1,394)	(2,083)	—	—
Net Increase (Decrease)	489	(863)	—	—

	Fidelity Growth and Guaranteed Income
(in thousands)	2019	2018
VIP - Government Money Market Investor Class
Units Issued	1,789	2,459
Units Redeemed	(1,815)	(2,603)
Net Increase (Decrease)	(26)	(144)
VIP - Balanced Investor Class
Units Issued	199	87
Units Redeemed	(5,593)	(6,377)
Net Increase (Decrease)	(5,394)	(6,290)
VIP - FundsManager 60% Investor Class
Units Issued	55	51
Units Redeemed	(4,842)	(6,114)
Net Increase (Decrease)	(4,787)	(6,063)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market (5)
2019	11,036	$21.22	$20.35	$233,659	0.80%	1.00%	1.99%	1.20%	1.00%
2018	11,748	$20.97	$20.15	$245,586	0.80%	1.00%	1.65%	0.83%	0.63%
2017	9,879	$20.79	$20.03	$204,884	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	11,224	$20.82	$20.09	$233,139	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	12,155	$20.94	$20.25	$253,816	0.80%	1.00%	0.01%	(0.77%)	(0.97%)
VIP - Government Money Market (5) Investor Class
2019	153,959	$10.39	$9.22	$1,694,897	0.10%	1.40%	1.96%	1.89%	0.72%
2018	143,163	$10.20	$9.01	$1,546,389	0.10%	1.40%	1.64%	1.53%	0.20%
2017	101,184	$10.05	$8.99	$1,078,245	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	100,319	$9.99	$9.06	$1,067,744	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	87,463	$9.98	$9.17	$934,802	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
VIP - High Income
2019	1,356	$60.01	$57.56	$80,631	0.80%	1.00%	5.14%	14.18%	13.96%
2018	1,433	$52.55	$50.51	$74,690	0.80%	1.00%	5.44%	(4.06%)	(4.26%)
2017	1,653	$54.78	$52.76	$89,833	0.80%	1.00%	5.18%	6.08%	5.87%
2016	1,885	$51.64	$49.83	$96,548	0.80%	1.00%	5.31%	13.69%	13.46%
2015	2,027	$45.42	$43.92	$91,337	0.80%	1.00%	6.25%	(4.40%)	(4.59%)
VIP - High Income Investor Class
2019	19,882	$17.42	$27.32	$399,726	0.10%	0.25%	5.24%	14.83%	14.65%
2018	19,157	$15.17	$23.83	$338,017	0.10%	0.25%	5.51%	(3.60%)	(3.74%)
2017	21,313	$15.74	$24.75	$392,092	0.10%	0.25%	5.13%	6.84%	6.68%
2016	22,622	$14.73	$23.20	$391,835	0.10%	0.25%	5.43%	14.52%	14.35%
2015	21,807	$12.86	$20.29	$331,218	0.10%	0.25%	5.84%	(3.77%)	(3.92%)
VIP - Equity-Income
2019	2,934	$133.60	$128.15	$389,886	0.80%	1.00%	1.99%	26.42%	26.17%
2018	3,251	$105.67	$101.57	$341,942	0.80%	1.00%	2.21%	(9.03%)	(9.21%)
2017	3,629	$116.16	$111.88	$419,673	0.80%	1.00%	1.68%	11.99%	11.77%
2016	4,020	$103.72	$100.10	$415,164	0.80%	1.00%	2.30%	17.07%	16.84%
2015	4,370	$88.60	$85.68	$385,365	0.80%	1.00%	3.03%	(4.73%)	(4.92%)
VIP - Equity-Income Investor Class
2019	13,139	$28.40	$41.79	$355,773	0.10%	0.25%	1.95%	27.22%	27.03%
2018	13,687	$22.32	$32.90	$291,581	0.10%	0.25%	2.17%	(8.47%)	(8.60%)
2017	14,877	$24.39	$35.99	$346,675	0.10%	0.25%	1.63%	12.72%	12.55%
2016	15,793	$21.64	$31.98	$327,035	0.10%	0.25%	2.45%	17.75%	17.57%
2015	14,516	$18.37	$27.20	$255,795	0.10%	0.25%	2.95%	(4.11%)	(4.26%)
VIP - Growth
2019	2,613	$199.32	$191.20	$519,163	0.80%	1.00%	0.26%	33.24%	32.97%
2018	2,880	$149.59	$143.79	$429,361	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	3,145	$151.06	$145.49	$473,564	0.80%	1.00%	0.22%	34.06%	33.79%
2016	3,343	$112.68	$108.75	$375,597	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	3,699	$112.69	$108.98	$415,521	0.80%	1.00%	0.19%	6.32%	6.10%
VIP - Growth Investor Class
2019	11,445	$41.07	$59.02	$456,710	0.10%	0.25%	0.18%	34.07%	33.87%
2018	12,352	$30.63	$44.09	$367,819	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	11,613	$30.74	$44.30	$347,823	0.10%	0.25%	0.15%	34.89%	34.69%
2016	9,632	$22.79	$32.89	$213,822	0.10%	0.25%	—	0.61%	0.46%
2015	10,190	$22.65	$32.74	$225,542	0.10%	0.25%	0.11%	6.98%	6.82%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2019	1,353	$58.25	$55.88	$78,553	0.80%	1.00%	1.69%	26.74%	26.49%
2018	1,525	$45.96	$44.17	$69,884	0.80%	1.00%	1.47%	(15.49%)	(15.66%)
2017	1,783	$54.38	$52.38	$96,589	0.80%	1.00%	1.43%	29.25%	28.99%
2016	1,854	$42.08	$40.61	$77,777	0.80%	1.00%	1.38%	(5.82%)	(6.01%)
2015	2,131	$44.68	$43.21	$94,915	0.80%	1.00%	1.04%	—	—
VIP - Overseas, Investor Class
2019	11,047	$19.50	$26.82	$219,800	0.10%	0.25%	1.61%	27.61%	27.42%
2018	12,991	$15.28	$21.05	$202,627	0.10%	0.25%	1.36%	(14.98%)	(15.11%)
2017	15,154	$17.98	$24.79	$279,058	0.10%	0.25%	1.50%	30.05%	29.85%
2016	12,432	$13.82	$19.09	$176,435	0.10%	0.25%	1.38%	(5.24%)	(5.38%)
2015	13,130	$14.59	$20.18	$197,176	0.10%	0.25%	1.15%	3.45%	3.29%
VIP - Investment Grade Bond
2019	3,675	$46.48	$44.59	$169,486	0.80%	1.00%	2.70%	8.79%	8.57%
2018	3,945	$42.73	$41.07	$167,175	0.80%	1.00%	2.42%	(1.33%)	(1.53%)
2017	4,406	$43.31	$41.71	$189,300	0.80%	1.00%	2.35%	3.39%	3.18%
2016	4,910	$41.89	$40.43	$204,106	0.80%	1.00%	2.26%	3.90%	3.69%
2015	5,271	$40.31	$38.99	$210,831	0.80%	1.00%	2.29%	(1.39%)	(1.59%)
VIP - Investment Grade Bond Investor Class
2019	48,437	$13.78	$17.59	$767,715	0.10%	0.25%	2.87%	9.56%	9.40%
2018	41,512	$12.58	$16.08	$605,710	0.10%	0.25%	2.36%	(0.67%)	(0.82%)
2017	47,653	$12.66	$16.21	$700,813	0.10%	0.25%	2.46%	4.10%	3.94%
2016	45,315	$12.17	$15.60	$644,812	0.10%	0.25%	2.45%	4.63%	4.47%
2015	39,345	$11.63	$14.93	$534,974	0.10%	0.25%	2.03%	(0.81%)	(0.96%)
VIP - Asset Manager
2019	3,022	$66.68	$63.97	$200,448	0.80%	1.00%	1.75%	17.30%	17.07%
2018	3,318	$56.85	$54.64	$187,592	0.80%	1.00%	1.65%	(6.11%)	(6.30%)
2017	3,659	$60.55	$58.32	$220,350	0.80%	1.00%	1.85%	13.19%	12.97%
2016	4,016	$53.49	$51.62	$213,632	0.80%	1.00%	1.45%	2.25%	2.04%
2015	4,390	$52.32	$50.59	$228,446	0.80%	1.00%	1.57%	(0.66%)	(0.86%)
VIP - Asset Manager Investor Class
2019	9,376	$19.30	$27.10	$202,331	0.10%	0.25%	1.73%	18.02%	17.84%
2018	9,785	$16.36	$23.00	$179,408	0.10%	0.25%	1.68%	(5.49%)	(5.63%)
2017	9,760	$17.31	$24.37	$189,009	0.10%	0.25%	1.88%	13.84%	13.67%
2016	9,363	$15.20	$21.44	$161,111	0.10%	0.25%	1.40%	2.91%	2.76%
2015	10,077	$14.77	$20.86	$168,447	0.10%	0.25%	1.37%	(0.03%)	(0.18%)
VIP - Index 500
2019	83,552	$35.30	$98.03	$3,306,467	0.10%	1.00%	1.99%	31.22%	30.04%
2018	82,991	$26.90	$75.39	$2,532,559	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	83,759	$28.20	$79.73	$2,712,372	0.10%	1.00%	1.83%	21.59%	20.50%
2016	78,091	$23.19	$66.17	$2,127,277	0.10%	1.00%	1.62%	11.75%	10.74%
2015	67,188	$20.75	$59.75	$1,692,165	0.10%	1.00%	1.47%	1.23%	0.32%
VIP - Asset Manager: Growth
2019	1,456	$46.42	$44.53	$67,088	0.80%	1.00%	1.54%	21.84%	21.60%
2018	1,596	$38.10	$36.62	$60,380	0.80%	1.00%	1.41%	(8.39%)	(8.58%)
2017	1,759	$41.59	$40.06	$72,692	0.80%	1.00%	1.25%	17.78%	17.54%
2016	1,934	$35.31	$34.08	$67,849	0.80%	1.00%	1.37%	1.64%	1.44%
2015	2,127	$34.74	$33.59	$73,395	0.80%	1.00%	1.14%	(0.72%)	(0.92%)
VIP - Asset Manager: Growth Investor Class
2019	4,741	$21.95	$31.78	$111,526	0.10%	0.25%	1.50%	22.58%	22.39%
2018	4,997	$17.90	$25.97	$96,219	0.10%	0.25%	1.37%	(7.82%)	(7.96%)
2017	5,117	$19.42	$28.21	$106,975	0.10%	0.25%	1.25%	18.57%	18.39%
2016	5,144	$16.38	$23.83	$91,347	0.10%	0.25%	1.30%	2.25%	2.09%
2015	5,750	$16.02	$23.34	$99,671	0.10%	0.25%	0.89%	(0.09%)	(0.24%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2019	8,077	$116.77	$112.02	$939,288	0.80%	1.00%	0.46%	30.53%	30.26%
2018	8,923	$89.46	$85.99	$795,340	0.80%	1.00%	0.69%	(7.13%)	(7.32%)
2017	9,841	$96.33	$92.78	$944,666	0.80%	1.00%	0.99%	20.90%	20.66%
2016	10,833	$79.68	$76.89	$860,104	0.80%	1.00%	0.79%	7.14%	6.93%
2015	12,097	$74.36	$71.91	$896,427	0.80%	1.00%	0.96%	(0.13%)	(0.34%)
VIP - Contrafund Investor Class
2019	45,218	$31.62	$47.95	$1,503,490	0.10%	0.25%	0.39%	31.36%	31.16%
2018	48,111	$24.07	$36.56	$1,221,858	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	49,353	$25.77	$39.20	$1,346,901	0.10%	0.25%	0.93%	21.69%	21.50%
2016	51,036	$21.18	$32.26	$1,149,056	0.10%	0.25%	0.77%	7.81%	7.64%
2015	52,662	$19.65	$29.97	$1,103,579	0.10%	0.25%	0.83%	0.49%	0.34%
VIP - Balanced
2019	4,258	$40.24	$38.60	$169,897	0.80%	1.00%	1.73%	23.51%	23.26%
2018	4,477	$32.58	$31.31	$144,570	0.80%	1.00%	1.44%	(4.99%)	(5.18%)
2017	4,849	$34.29	$33.02	$164,922	0.80%	1.00%	1.45%	15.50%	15.26%
2016	5,071	$29.69	$28.65	$149,344	0.80%	1.00%	1.31%	6.40%	6.19%
2015	5,610	$27.90	$26.98	$155,306	0.80%	1.00%	1.45%	(0.21%)	(0.42%)
VIP - Balanced Investor Class
2019	113,290	$24.93	$34.81	$2,920,528	0.10%	1.40%	1.69%	24.26%	22.64%
2018	116,132	$20.07	$28.38	$2,407,194	0.10%	1.40%	1.41%	(4.37%)	(5.63%)
2017	117,571	$20.98	$30.08	$2,542,316	0.10%	1.40%	1.42%	16.16%	14.66%
2016	117,471	$18.06	$26.23	$2,176,764	0.10%	1.40%	1.30%	7.07%	5.68%
2015	119,867	$16.87	$24.82	$2,062,773	0.10%	1.40%	1.31%	0.42%	(0.74%)
VIP - Dynamic Capital Appreciation
2019	516	$40.41	$39.11	$20,742	0.80%	1.00%	0.60%	29.04%	28.78%
2018	605	$31.32	$30.37	$18,876	0.80%	1.00%	0.57%	(5.65%)	(5.84%)
2017	674	$33.19	$32.25	$22,264	0.80%	1.00%	0.85%	22.90%	22.65%
2016	845	$27.01	$26.30	$22,745	0.80%	1.00%	0.80%	2.05%	1.85%
2015	1,242	$26.47	$25.82	$32,744	0.80%	1.00%	0.43%	0.49%	0.28%
VIP - Dynamic Capital Appreciation Investor Class
2019	3,275	$33.81	$53.36	$115,114	0.10%	0.25%	0.54%	29.94%	29.74%
2018	3,729	$26.02	$41.13	$101,034	0.10%	0.25%	0.49%	(5.09%)	(5.24%)
2017	3,776	$27.42	$43.40	$108,387	0.10%	0.25%	0.77%	23.62%	23.43%
2016	4,520	$22.18	$35.16	$105,229	0.10%	0.25%	0.75%	2.71%	2.55%
2015	6,605	$21.59	$34.29	$150,637	0.10%	0.25%	0.32%	1.12%	0.96%
VIP - Growth & Income
2019	2,565	$46.85	$44.94	$119,329	0.80%	1.00%	3.57%	29.01%	28.75%
2018	2,845	$36.32	$34.91	$102,639	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	3,235	$40.22	$38.74	$129,319	0.80%	1.00%	1.24%	15.96%	15.73%
2016	3,586	$34.69	$33.47	$123,569	0.80%	1.00%	1.73%	15.15%	14.92%
2015	3,886	$30.12	$29.13	$116,314	0.80%	1.00%	1.84%	(3.05%)	(3.25%)
VIP - Growth & Income Investor Class
2019	6,454	$32.54	$44.37	$203,649	0.10%	0.25%	3.51%	29.85%	29.65%
2018	7,032	$25.06	$34.22	$171,312	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	7,947	$27.59	$37.72	$213,340	0.10%	0.25%	1.17%	16.71%	16.53%
2016	8,157	$23.64	$32.37	$188,088	0.10%	0.25%	1.92%	15.85%	15.67%
2015	7,477	$20.40	$27.99	$149,283	0.10%	0.25%	1.67%	(2.42%)	(2.57%)
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities
2019	3,198	$52.13	$50.00	$165,715	0.80%	1.00%	0.16%	39.71%	39.43%
2018	2,667	$37.31	$35.86	$98,882	0.80%	1.00%	0.11%	11.56%	11.33%
2017	2,629	$33.45	$32.21	$87,425	0.80%	1.00%	0.30%	33.44%	33.17%
2016	2,841	$25.06	$24.19	$70,795	0.80%	1.00%	0.30%	(0.47%)	(0.67%)
2015	3,689	$25.18	$24.35	$92,342	0.80%	1.00%	0.19%	4.76%	4.55%
VIP - Growth Opportunities Investor Class
2019	12,243	$51.28	$84.50	$599,630	0.10%	0.25%	0.10%	40.57%	40.36%
2018	9,211	$36.48	$60.20	$321,276	0.10%	0.25%	0.10%	12.29%	12.12%
2017	7,258	$32.49	$53.70	$224,576	0.10%	0.25%	0.24%	34.25%	34.05%
2016	7,037	$24.20	$40.06	$162,076	0.10%	0.25%	0.21%	0.15%	—
2015	10,801	$24.16	$40.06	$249,688	0.10%	0.25%	0.09%	5.44%	5.28%
VIP - Mid Cap
2019	5,455	$51.37	$49.38	$278,523	0.80%	1.00%	0.84%	22.46%	22.21%
2018	6,310	$41.95	$40.40	$262,981	0.80%	1.00%	0.63%	(15.23%)	(15.40%)
2017	7,013	$49.49	$47.75	$345,185	0.80%	1.00%	0.69%	19.85%	19.60%
2016	7,850	$41.29	$39.93	$322,341	0.80%	1.00%	0.50%	11.34%	11.11%
2015	8,838	$37.09	$35.93	$326,112	0.80%	1.00%	0.26%	(2.18%)	(2.38%)
VIP - Mid Cap Investor Class
2019	18,695	$23.95	$42.43	$515,047	0.10%	0.25%	0.80%	23.23%	23.04%
2018	20,731	$19.44	$34.48	$466,686	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	21,798	$22.78	$40.48	$579,930	0.10%	0.25%	0.64%	20.60%	20.42%
2016	22,234	$18.89	$33.61	$494,945	0.10%	0.25%	0.46%	12.02%	11.85%
2015	23,068	$16.87	$30.05	$460,856	0.10%	0.25%	0.17%	(1.57%)	(1.72%)
VIP - Value Strategies
2019	1,047	$32.10	$31.07	$33,380	0.80%	1.00%	1.62%	33.45%	33.18%
2018	1,204	$24.06	$23.33	$28,769	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	1,430	$29.33	$28.50	$41,702	0.80%	1.00%	1.46%	18.40%	18.17%
2016	1,672	$24.77	$24.12	$41,201	0.80%	1.00%	1.08%	8.75%	8.53%
2015	1,966	$22.78	$22.22	$44,549	0.80%	1.00%	1.07%	(3.76%)	(3.96%)
VIP - Value Strategies Investor Class
2019	2,789	$27.23	$56.01	$76,969	0.10%	0.25%	1.61%	34.14%	33.94%
2018	2,817	$20.30	$41.82	$58,000	0.10%	0.25%	0.87%	(17.45%)	(17.58%)
2017	3,457	$24.59	$50.74	$86,463	0.10%	0.25%	1.38%	19.18%	19.00%
2016	4,126	$20.64	$42.64	$86,934	0.10%	0.25%	1.04%	9.42%	9.26%
2015	4,941	$18.86	$39.02	$95,079	0.10%	0.25%	0.88%	(3.17%)	(3.31%)
VIP - Utilities (10)
2019	1,088	$34.39	$33.13	$37,258	0.80%	1.00%	2.18%	22.20%	21.95%
2018	1,271	$28.14	$27.17	$35,650	0.80%	1.00%	2.36%	7.94%	7.72%
2017	929	$26.07	$25.22	$24,149	0.80%	1.00%	2.10%	16.94%	16.71%
2016	1,082	$22.29	$21.61	$24,014	0.80%	1.00%	1.44%	13.18%	12.95%
2015	1,036	$19.70	$19.13	$20,345	0.80%	1.00%	2.13%	(11.43%)	(11.61%)
VIP - Utilities Investor Class (10)
2019	5,914	$29.78	$36.90	$198,015	0.10%	0.25%	2.23%	23.01%	22.83%
2018	4,664	$24.21	$30.04	$127,653	0.10%	0.25%	2.06%	8.55%	8.39%
2017	3,812	$22.30	$27.72	$97,020	0.10%	0.25%	2.06%	17.72%	17.54%
2016	4,136	$18.94	$23.58	$89,636	0.10%	0.25%	1.78%	13.92%	13.75%
2015	2,740	$16.63	$20.73	$52,489	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
VIP - Technology (10)
2019	2,908	$52.57	$50.65	$152,286	0.80%	1.00%	0.44%	50.11%	49.81%
2018	3,114	$35.02	$33.81	$108,683	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	3,601	$38.22	$36.97	$137,162	0.80%	1.00%	0.01%	49.58%	49.28%
2016	2,507	$25.55	$24.77	$63,804	0.80%	1.00%	0.12%	10.48%	10.26%
2015	2,727	$23.12	$22.46	$62,818	0.80%	1.00%	0.10%	5.42%	5.20%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology Investor Class (10)
2019	12,552	$46.29	$106.76	$671,839	0.10%	0.25%	0.39%	51.11%	50.89%
2018	12,458	$30.64	$70.76	$447,074	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	12,511	$33.22	$76.84	$490,790	0.10%	0.25%	0.01%	50.43%	50.21%
2016	8,632	$22.08	$51.15	$229,140	0.10%	0.25%	0.07%	11.23%	11.06%
2015	9,341	$19.85	$46.06	$220,710	0.10%	0.25%	0.04%	5.98%	5.82%
VIP - Energy (10)
2019	1,186	$21.90	$21.10	$25,873	0.80%	1.00%	1.99%	9.20%	8.98%
2018	1,339	$20.05	$19.36	$26,757	0.80%	1.00%	0.92%	(25.19%)	(25.34%)
2017	1,503	$26.80	$25.93	$40,129	0.80%	1.00%	1.53%	(3.25%)	(3.45)%
2016	2,103	$27.70	$26.86	$58,053	0.80%	1.00%	0.71%	32.77%	32.51%
2015	2,032	$20.87	$20.27	$42,287	0.80%	1.00%	1.27%	(21.18%)	(21.34%)
VIP - Energy Investor Class (10)
2019	5,640	$12.08	$17.86	$72,726	0.10%	0.25%	1.87%	9.87%	9.71%
2018	7,280	$10.99	$16.28	$85,583	0.10%	0.25%	0.87%	(24.73%)	(24.84%)
2017	7,097	$14.60	$21.66	$111,672	0.10%	0.25%	1.47%	(2.66)%	(2.81%)
2016	9,173	$15.00	$22.29	$149,211	0.10%	0.25%	0.72%	33.57%	33.37%
2015	7,358	$11.23	$16.71	$89,810	0.10%	0.25%	0.86%	(20.66%)	(20.78%)
VIP - Health Care (10)
2019	2,185	$59.80	$57.62	$130,102	0.80%	1.00%	0.23%	27.34%	27.09%
2018	2,681	$46.96	$45.34	$125,420	0.80%	1.00%	0.20%	6.99%	6.77%
2017	2,714	$43.90	$42.47	$118,717	0.80%	1.00%	0.26%	24.05%	23.80%
2016	3,353	$35.39	$34.30	$118,217	0.80%	1.00%	0.14%	(11.15%)	(11.33%)
2015	5,141	$39.82	$38.68	$203,956	0.80%	1.00%	—	5.52%	5.30%
VIP - Health Care Investor Class (10)
2019	12,470	$52.69	$76.73	$680,656	0.10%	0.25%	0.15%	28.16%	27.97%
2018	14,538	$41.11	$59.96	$620,666	0.10%	0.25%	0.14%	7.61%	7.45%
2017	13,485	$38.20	$55.80	$536,505	0.10%	0.25%	0.20%	24.84%	24.66%
2016	15,205	$30.60	$44.76	$486,468	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	20,980	$34.23	$50.14	$752,405	0.10%	0.25%	—	6.18%	6.02%
VIP - Financial Services (10)
2019	1,164	$19.19	$18.49	$22,214	0.80%	1.00%	1.96%	33.25%	32.99%
2018	1,510	$14.40	$13.90	$21,657	0.80%	1.00%	1.07%	(16.41%)	(16.58%)
2017	2,340	$17.22	$16.66	$40,162	0.80%	1.00%	0.76%	20.28%	20.04%
2016	2,682	$14.32	$13.88	$38,325	0.80%	1.00%	1.20%	17.77%	17.53%
2015	1,548	$12.16	$11.81	$18,768	0.80%	1.00%	1.19%	(4.46%)	(4.66%)
VIP - Financial Services Investor Class (10)
2019	5,756	$26.87	$41.88	$124,129	0.10%	0.25%	1.90%	34.15%	33.95%
2018	7,500	$20.03	$31.27	$120,583	0.10%	0.25%	1.03%	(15.90%)	(16.03%)
2017	9,140	$23.82	$37.24	$172,892	0.10%	0.25%	0.70%	21.05%	20.87%
2016	7,613	$19.68	$30.81	$118,002	0.10%	0.25%	0.79%	18.39%	18.21%
2015	6,101	$16.62	$26.06	$80,741	0.10%	0.25%	1.12%	(3.78%)	(3.92%)
VIP - Industrials (10)
2019	592	$51.96	$50.06	$30,600	0.80%	1.00%	1.04%	27.12%	26.86%
2018	699	$40.87	$39.46	$28,433	0.80%	1.00%	0.76%	(15.80%)	(15.97%)
2017	829	$48.55	$46.96	$40,063	0.80%	1.00%	0.71%	19.19%	18.95%
2016	951	$40.73	$39.48	$38,550	0.80%	1.00%	0.72%	14.94%	14.71%
2015	927	$35.44	$34.42	$32,740	0.80%	1.00%	1.03%	(2.67%)	(2.87%)
VIP - Industrials Investor Class (10)
2019	3,597	$30.25	$52.90	$123,837	0.10%	0.25%	1.00%	27.96%	27.77%
2018	4,105	$23.64	$41.41	$111,321	0.10%	0.25%	0.66%	(15.27%)	(15.40%)
2017	4,777	$27.90	$48.94	$153,817	0.10%	0.25%	0.65%	19.93%	19.75%
2016	5,004	$23.27	$40.87	$135,052	0.10%	0.25%	0.74%	15.62%	15.44%
2015	4,062	$20.12	$35.40	$95,187	0.10%	0.25%	0.86%	(2.07%)	(2.21%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Discretionary (10)
2019	599	$38.68	$37.27	$23,062	0.80%	1.00%	0.31%	26.18%	25.92%
2018	740	$30.65	$29.60	$22,599	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	642	$31.24	$30.22	$19,984	0.80%	1.00%	0.54%	21.19%	20.94%
2016	845	$25.78	$24.99	$21,659	0.80%	1.00%	0.63%	4.39%	4.18%
2015	1,507	$24.70	$23.99	$37,055	0.80%	1.00%	0.39%	3.87%	3.66%
VIP - Consumer Discretionary Investor Class (10)
2019	4,207	$37.32	$67.41	$160,376	0.10%	0.25%	0.24%	27.00%	26.81%
2018	4,849	$29.38	$53.16	$146,065	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	3,719	$29.76	$53.92	$113,709	0.10%	0.25%	0.47%	21.95%	21.76%
2016	4,414	$24.40	$44.28	$111,490	0.10%	0.25%	0.62%	5.01%	4.86%
2015	6,264	$23.24	$42.23	$150,613	0.10%	0.25%	0.31%	4.56%	4.40%
VIP - Real Estate
2019	824	$40.64	$39.32	$33,331	0.80%	1.00%	1.72%	22.23%	21.99%
2018	871	$33.24	$32.24	$28,875	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	1,043	$35.74	$34.72	$37,194	0.80%	1.00%	1.72%	3.24%	3.03%
2016	1,376	$34.62	$33.70	$47,388	0.80%	1.00%	1.33%	4.90%	4.69%
2015	1,557	$33.00	$32.19	$51,224	0.80%	1.00%	1.73%	2.88%	2.67%
VIP - Real Estate Investor Class
2019	6,659	$23.93	$57.82	$175,399	0.10%	0.25%	1.75%	23.02%	22.84%
2018	6,351	$19.46	$47.07	$136,704	0.10%	0.25%	2.71%	(6.43%)	(6.57%)
2017	7,330	$20.79	$50.38	$169,524	0.10%	0.25%	1.68%	3.89%	3.73%
2016	9,315	$20.01	$48.57	$208,993	0.10%	0.25%	1.34%	5.54%	5.38%
2015	9,497	$18.96	$46.09	$202,459	0.10%	0.25%	1.55%	3.54%	3.38%
VIP - Strategic Income
2019	2,855	$21.62	$20.95	$61,512	0.80%	1.00%	3.18%	10.00%	9.78%
2018	3,148	$19.66	$19.08	$61,616	0.80%	1.00%	3.47%	(3.35%)	(3.55%)
2017	3,712	$20.34	$19.79	$75,222	0.80%	1.00%	3.14%	6.93%	6.72%
2016	3,772	$19.02	$18.54	$71,497	0.80%	1.00%	3.42%	7.40%	7.19%
2015	4,189	$17.71	$17.30	$73,928	0.80%	1.00%	3.26%	(2.41%)	(2.61%)
VIP - Strategic Income Investor Class
2019	49,793	$15.09	$21.79	$896,128	0.10%	0.25%	3.27%	10.78%	10.62%
2018	51,217	$13.62	$19.70	$840,109	0.10%	0.25%	3.47%	(2.72%)	(2.86%)
2017	58,613	$14.00	$20.28	$989,993	0.10%	0.25%	3.25%	7.68%	7.51%
2016	55,023	$13.01	$18.86	$874,097	0.10%	0.25%	3.56%	8.06%	7.90%
2015	56,923	$12.04	$17.48	$842,611	0.10%	0.25%	3.02%	(1.76%)	(1.90%)
VIP - International Capital Appreciation
2019	890	$23.91	$23.22	$21,241	0.80%	1.00%	0.57%	32.26%	32.00%
2018	927	$18.08	$17.59	$16,710	0.80%	1.00%	0.60%	(13.45%)	(13.63%)
2017	1,130	$20.89	$20.37	$23,542	0.80%	1.00%	0.53%	35.36%	35.09%
2016	856	$15.43	$15.08	$13,178	0.80%	1.00%	0.84%	(3.76%)	(3.95%)
2015	1,006	$16.03	$15.70	$16,086	0.80%	1.00%	—	—	—
VIP - International Capital Appreciation Investor Class
2019	11,437	$25.63	$48.63	$289,855	0.10%	0.25%	0.47%	33.02%	32.82%
2018	11,483	$19.27	$36.61	$218,230	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	11,811	$22.12	$42.10	$258,783	0.10%	0.25%	0.49%	36.19%	35.99%
2016	8,795	$16.24	$30.96	$141,608	0.10%	0.25%	0.82%	(3.11%)	(3.25%)
2015	9,051	$16.76	$32.00	$150,792	0.10%	0.25%	0.26%	3.05%	2.90%
VIP - Value
2019	712	$25.53	$24.80	$18,112	0.80%	1.00%	1.80%	31.07%	30.81%
2018	792	$19.48	$18.96	$15,359	0.80%	1.00%	1.07%	(14.53%)	(14.71%)
2017	922	$22.79	$22.22	$20,973	0.80%	1.00%	1.29%	14.66%	14.43%
2016	1,106	$19.88	$19.42	$21,913	0.80%	1.00%	1.00%	11.18%	10.96%
2015	1,253	$17.88	$17.50	$22,310	0.80%	1.00%	1.16%	(1.54%)	(1.74%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Investor Class
2019	5,013	$29.25	$50.88	$141,244	0.10%	0.25%	1.75%	31.88%	31.68%
2018	5,367	$22.18	$38.64	$114,745	0.10%	0.25%	1.04%	(13.96%)	(14.09%)
2017	5,510	$25.78	$44.98	$137,463	0.10%	0.25%	1.22%	15.40%	15.23%
2016	6,260	$22.34	$39.03	$135,513	0.10%	0.25%	1.05%	11.77%	11.60%
2015	5,841	$19.99	$34.98	$113,286	0.10%	0.25%	1.03%	(0.86%)	(1.00%)
VIP - Freedom Income
2019	645	$16.90	$16.90	$10,908	0.80%	0.80%	2.05%	11.05%	11.05%
2018	709	$15.21	$15.21	$10,785	0.80%	0.80%	1.63%	(2.75%)	(2.75%)
2017	768	$15.64	$15.64	$12,019	0.80%	0.80%	1.59%	7.62%	7.62%
2016	769	$14.54	$14.54	$11,183	0.80%	0.80%	1.43%	3.67%	3.67%
2015	785	$14.02	$14.02	$11,005	0.80%	0.80%	1.58%	(1.14%)	(1.14%)
VIP - Investor Freedom Income Investor Class
2019	4,789	$15.07	$18.43	$81,005	0.10%	0.25%	2.21%	11.91%	11.74%
2018	4,691	$13.47	$16.50	$71,014	0.10%	0.25%	1.76%	(2.13%)	(2.28%)
2017	4,491	$13.76	$16.88	$70,716	0.10%	0.25%	1.55%	8.34%	8.18%
2016	4,385	$12.70	$15.60	$63,924	0.10%	0.25%	1.49%	4.33%	4.17%
2015	4,343	$12.18	$14.98	$60,816	0.10%	0.25%	1.48%	(0.47%)	(0.62%)
VIP - Freedom 2005
2019	444	$18.78	$18.78	$8,342	0.80%	0.80%	2.16%	12.90%	12.90%
2018	449	$16.64	$16.64	$7,477	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	427	$17.28	$17.28	$7,377	0.80%	0.80%	1.63%	10.18%	10.18%
2016	374	$15.68	$15.68	$5,861	0.80%	0.80%	1.47%	4.16%	4.16%
2015	410	$15.06	$15.06	$6,179	0.80%	0.80%	1.64%	(1.05%)	(1.05%)
VIP - Investor Freedom 2005 Investor Class
2019	1,550	$17.19	$23.32	$29,607	0.10%	0.25%	2.14%	13.77%	13.60%
2018	1,506	$15.11	$20.52	$25,309	0.10%	0.25%	1.67%	(3.13%)	(3.28%)
2017	1,404	$15.60	$21.22	$24,589	0.10%	0.25%	1.72%	10.86%	10.69%
2016	1,037	$14.07	$19.17	$16,834	0.10%	0.25%	1.47%	4.83%	4.68%
2015	1,143	$13.42	$18.31	$17,584	0.10%	0.25%	1.69%	(0.41%)	(0.56%)
VIP - Freedom 2010
2019	477	$20.68	$20.68	$9,856	0.80%	0.80%	2.03%	15.16%	15.16%
2018	520	$17.96	$17.96	$9,342	0.80%	0.80%	1.65%	(4.78%)	(4.78%)
2017	561	$18.86	$18.86	$10,576	0.80%	0.80%	1.48%	12.17%	12.17%
2016	613	$16.81	$16.81	$10,312	0.80%	0.80%	1.45%	4.61%	4.61%
2015	719	$16.07	$16.07	$11,549	0.80%	0.80%	1.73%	(1.09%)	(1.09%)
VIP - Investor Freedom 2010 Investor Class
2019	2,850	$18.89	$26.10	$61,454	0.10%	0.25%	2.17%	15.99%	15.81%
2018	2,781	$16.29	$22.54	$51,905	0.10%	0.25%	1.56%	(4.15%)	(4.30%)
2017	3,136	$16.99	$23.55	$61,180	0.10%	0.25%	1.54%	12.93%	12.77%
2016	3,110	$15.05	$20.88	$53,982	0.10%	0.25%	1.49%	5.23%	5.07%
2015	3,254	$14.30	$19.88	$53,848	0.10%	0.25%	1.62%	(0.44%)	(0.59%)
VIP - Freedom 2015
2019	1,067	$21.80	$21.80	$23,256	0.80%	0.80%	2.04%	17.31%	17.31%
2018	1,159	$18.58	$18.58	$21,534	0.80%	0.80%	1.55%	(5.83%)	(5.83%)
2017	1,289	$19.73	$19.73	$25,435	0.80%	0.80%	1.49%	14.18%	14.18%
2016	1,411	$17.28	$17.28	$24,390	0.80%	0.80%	1.46%	5.07%	5.07%
2015	1,599	$16.45	$16.45	$26,304	0.80%	0.80%	1.76%	(1.13%)	(1.13%)
VIP - Investor Freedom 2015 Investor Class
2019	4,377	$19.75	$27.62	$99,136	0.10%	0.25%	2.07%	18.12%	17.94%
2018	4,654	$16.72	$23.42	$89,717	0.10%	0.25%	1.50%	(5.11%)	(5.26%)
2017	5,038	$17.62	$24.72	$102,406	0.10%	0.25%	1.50%	14.87%	14.70%
2016	5,082	$15.34	$21.55	$90,327	0.10%	0.25%	1.54%	5.72%	5.56%
2015	5,267	$14.51	$20.41	$88,610	0.10%	0.25%	1.65%	(0.44%)	(0.59%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020
2019	1,149	$22.44	$22.44	$25,773	0.80%	0.80%	2.16%	19.17%	19.17%
2018	1,130	$18.83	$18.83	$21,283	0.80%	0.80%	1.46%	(6.62%)	(6.62%)
2017	1,253	$20.16	$20.16	$25,269	0.80%	0.80%	1.46%	15.69%	15.69%
2016	1,389	$17.43	$17.43	$24,216	0.80%	0.80%	1.50%	5.27%	5.27%
2015	1,557	$16.56	$16.56	$25,783	0.80%	0.80%	1.75%	(1.07%)	(1.07%)
VIP - Investor Freedom 2020 Investor Class
2019	8,827	$20.91	$30.39	$203,948	0.10%	0.25%	2.06%	19.99%	19.81%
2018	9,065	$17.42	$25.36	$175,246	0.10%	0.25%	1.43%	(6.04%)	(6.18%)
2017	9,665	$18.54	$27.03	$199,123	0.10%	0.25%	1.50%	16.44%	16.26%
2016	9,464	$15.93	$23.25	$170,145	0.10%	0.25%	1.54%	5.93%	5.77%
2015	9,883	$15.03	$21.99	$167,386	0.10%	0.25%	1.61%	(0.45%)	(0.60%)
VIP - Freedom 2025
2019	738	$24.04	$24.04	$17,753	0.80%	0.80%	1.90%	20.88%	20.88%
2018	862	$19.89	$19.89	$17,153	0.80%	0.80%	1.41%	(7.27%)	(7.27%)
2017	855	$21.45	$21.45	$18,343	0.80%	0.80%	1.53%	16.95%	16.95%
2016	698	$18.34	$18.34	$12,809	0.80%	0.80%	1.41%	5.34%	5.34%
2015	793	$17.41	$17.41	$13,804	0.80%	0.80%	1.74%	(0.98%)	(0.98%)
VIP - Investor Freedom 2025 Investor Class
2019	9,334	$22.49	$33.11	$230,229	0.10%	0.25%	2.03%	21.61%	21.43%
2018	9,316	$18.50	$27.26	$189,548	0.10%	0.25%	1.43%	(6.65%)	(6.79%)
2017	9,260	$19.81	$29.25	$202,277	0.10%	0.25%	1.52%	17.71%	17.53%
2016	8,132	$16.83	$24.89	$152,769	0.10%	0.25%	1.55%	6.00%	5.84%
2015	8,235	$15.88	$23.51	$146,171	0.10%	0.25%	1.43%	(0.42%)	(0.57%)
VIP - Freedom 2030
2019	834	$24.64	$24.64	$20,557	0.80%	0.80%	2.00%	23.43%	23.43%
2018	907	$19.96	$19.96	$18,099	0.80%	0.80%	1.31%	(8.52%)	(8.52%)
2017	957	$21.83	$21.83	$20,894	0.80%	0.80%	1.41%	20.00%	20.00%
2016	950	$18.19	$18.19	$17,273	0.80%	0.80%	1.47%	5.75%	5.75%
2015	1,011	$17.20	$17.20	$17,385	0.80%	0.80%	1.55%	(1.03%)	(1.03%)
VIP - Investor Freedom 2030 Investor Class
2019	10,208	$23.84	$35.70	$259,742	0.10%	0.25%	2.05%	24.30%	24.11%
2018	9,622	$19.18	$28.76	$198,026	0.10%	0.25%	1.34%	(7.97%)	(8.11%)
2017	8,856	$20.84	$31.30	$199,210	0.10%	0.25%	1.45%	20.80%	20.62%
2016	7,743	$17.25	$25.95	$145,170	0.10%	0.25%	1.49%	6.40%	6.24%
2015	7,618	$16.21	$24.43	$134,531	0.10%	0.25%	1.38%	(0.42%)	(0.57%)
VIP - Freedom Lifetime Income I
2019	593	$18.58	$18.58	$11,019	0.60%	0.60%	2.17%	11.61%	11.61%
2018	641	$16.65	$16.65	$10,685	0.60%	0.60%	1.64%	(3.16%)	(3.16%)
2017	697	$17.19	$17.19	$11,994	0.60%	0.60%	1.96%	6.97%	6.97%
2016	769	$16.07	$16.07	$12,375	0.60%	0.60%	1.94%	4.42%	4.42%
2015	755	$15.39	$15.39	$11,638	0.60%	0.60%	1.77%	(0.95%)	(0.95%)
VIP - Freedom Lifetime Income II
2019	1,559	$20.88	$20.88	$32,571	0.60%	0.60%	2.10%	15.88%	15.88%
2018	1,670	$18.02	$18.02	$30,105	0.60%	0.60%	1.53%	(4.53%)	(4.53%)
2017	1,786	$18.88	$18.88	$33,746	0.60%	0.60%	1.70%	11.62%	11.62%
2016	1,943	$16.91	$16.91	$32,875	0.60%	0.60%	1.85%	5.27%	5.27%
2015	1,845	$16.06	$16.06	$29,658	0.60%	0.60%	1.69%	(0.83%)	(0.83%)
VIP - Freedom Lifetime Income III
2019	1,304	$23.44	$23.44	$30,573	0.60%	0.60%	2.03%	19.72%	19.72%
2018	1,344	$19.58	$19.58	$26,285	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	1,433	$20.88	$20.88	$29,949	0.60%	0.60%	1.74%	15.16%	15.16%
2016	1,425	$18.14	$18.14	$25,853	0.60%	0.60%	1.98%	6.19%	6.19%
2015	1,111	$17.08	$17.08	$18,975	0.60%	0.60%	1.58%	(0.87%)	(0.87%)
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap
2019	986	$21.39	$20.81	$21,023	0.80%	1.00%	0.92%	22.72%	22.47%
2018	1,290	$17.43	$16.99	$22,406	0.80%	1.00%	0.81%	(13.78%)	(13.96%)
2017	1,459	$20.22	$19.75	$29,391	0.80%	1.00%	0.68%	6.16%	5.95%
2016	2,044	$19.04	$18.64	$38,801	0.80%	1.00%	0.71%	21.70%	21.46%
2015	1,804	$15.65	$15.34	$28,161	0.80%	1.00%	0.43%	(2.77%)	(2.97%)
VIP - Disciplined Small Cap Investor Class
2019	8,168	$28.85	$42.31	$212,123	0.10%	0.25%	0.91%	23.43%	23.24%
2018	9,192	$23.38	$34.33	$193,675	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	9,407	$26.92	$39.60	$228,375	0.10%	0.25%	0.63%	6.80%	6.64%
2016	10,577	$25.21	$37.13	$240,229	0.10%	0.25%	0.62%	22.42%	22.24%
2015	9,410	$20.59	$30.38	$174,353	0.10%	0.25%	0.31%	(2.10%)	(2.25%)
VIP - FundsManager 20% Investor Class
2019	46,532	$14.63	$14.98	$744,100	0.10%	1.00%	1.99%	10.29%	9.30%
2018	45,573	$13.26	$13.71	$663,025	0.10%	1.00%	1.79%	(1.77%)	(2.66%)
2017	48,342	$13.50	$14.08	$717,340	0.10%	1.00%	1.34%	7.23%	6.27%
2016	48,936	$12.59	$13.25	$678,375	0.10%	1.00%	1.26%	2.73%	1.81%
2015	49,271	$12.26	$13.01	$665,602	0.10%	1.00%	1.26%	(0.13%)	(1.03%)
VIP - FundsManager 50% Investor Class
2019	80,797	$19.10	$18.04	$1,594,406	0.10%	1.00%	1.72%	17.77%	16.71%
2018	80,849	$16.21	$15.45	$1,357,846	0.10%	1.00%	1.42%	(5.30%)	(6.16%)
2017	82,589	$17.12	$16.47	$1,467,785	0.10%	1.00%	1.20%	14.34%	13.32%
2016	81,477	$14.97	$14.53	$1,271,780	0.10%	1.00%	1.27%	4.12%	3.18%
2015	81,915	$14.38	$14.08	$1,234,901	0.10%	1.00%	1.10%	0.04%	(0.86%)
VIP - FundsManager 60% Investor Class
2019	97,558	$20.88	$25.01	$1,918,757	0.10%	1.40%	1.53%	20.37%	18.80%
2018	102,479	$17.35	$21.05	$1,681,663	0.10%	1.40%	1.24%	(6.53%)	(7.76%)
2017	105,315	$18.56	$22.82	$1,857,263	0.10%	1.40%	1.11%	16.87%	15.35%
2016	109,359	$15.88	$19.79	$1,660,122	0.10%	1.40%	1.25%	4.68%	3.32%
2015	115,523	$15.17	$19.15	$1,687,185	0.10%	1.40%	1.22%	0.31%	(0.84%)
VIP - FundsManager 70% Investor Class
2019	67,444	$22.45	$19.51	$1,492,735	0.10%	1.00%	1.37%	22.54%	21.44%
2018	68,423	$18.32	$16.07	$1,238,781	0.10%	1.00%	1.02%	(7.59%)	(8.42%)
2017	67,536	$19.83	$17.55	$1,324,050	0.10%	1.00%	0.96%	19.10%	18.03%
2016	63,594	$16.65	$14.87	$1,050,953	0.10%	1.00%	1.10%	4.85%	3.91%
2015	63,849	$15.88	$14.31	$1,010,629	0.10%	1.00%	1.07%	0.39%	(0.52%)
VIP - FundsManager 85% Investor Class
2019	21,348	$24.96	$20.45	$500,764	0.10%	1.00%	1.19%	26.08%	24.95%
2018	22,375	$19.79	$16.36	$417,178	0.10%	1.00%	0.77%	(8.98%)	(9.81%)
2017	22,014	$21.75	$18.14	$450,952	0.10%	1.00%	0.77%	23.01%	21.90%
2016	22,273	$17.68	$14.88	$372,074	0.10%	1.00%	0.95%	5.55%	4.60%
2015	22,948	$16.75	$14.23	$364,733	0.10%	1.00%	0.94%	0.29%	(0.61%)
VIP - Consumer Staples (10)
2019	713	$27.99	$27.29	$19,903	0.80%	1.00%	2.00%	30.81%	30.54%
2018	708	$21.40	$20.90	$15,097	0.80%	1.00%	2.63%	(16.51%)	(16.68%)
2017	1,069	$25.63	$25.08	$27,346	0.80%	1.00%	1.38%	13.75%	13.52%
2016	1,560	$22.53	$22.10	$35,082	0.80%	1.00%	1.38%	2.89%	2.69%
2015	1,172	$21.90	$21.52	$25,623	0.80%	1.00%	1.26%	8.58%	8.36%
VIP - Consumer Staples Investor Class (10)
2019	7,129	$28.00	$37.18	$208,494	0.10%	0.25%	1.94%	31.65%	31.45%
2018	7,033	$21.27	$28.29	$156,630	0.10%	0.25%	2.65%	(16.01%)	(16.13%)
2017	8,888	$25.32	$33.73	$236,844	0.10%	0.25%	1.43%	14.41%	14.24%
2016	10,944	$22.13	$29.53	$256,003	0.10%	0.25%	1.42%	3.57%	3.41%
2015	8,602	$21.37	$28.55	$194,325	0.10%	0.25%	1.10%	9.30%	9.13%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials (10)
2019	437	$18.92	$18.44	$8,250	0.80%	1.00%	1.51%	12.49%	12.26%
2018	535	$16.82	$16.43	$8,973	0.80%	1.00%	1.26%	(24.22%)	(24.37%)
2017	807	$22.19	$21.72	$17,872	0.80%	1.00%	0.94%	25.07%	24.82%
2016	671	$17.75	$17.40	$11,897	0.80%	1.00%	0.98%	11.30%	11.08%
2015	669	$15.94	$15.67	$10,647	0.80%	1.00%	1.18%	(9.74%)	(9.92%)
VIP - Materials Investor Class (10)
2019	1,593	$18.76	$40.68	$32,153	0.10%	0.25%	1.41%	13.09%	12.92%
2018	2,050	$16.59	$36.03	$36,850	0.10%	0.25%	1.20%	(23.73%)	(23.84%)
2017	2,934	$21.75	$47.31	$68,916	0.10%	0.25%	0.87%	25.89%	25.70%
2016	2,547	$17.28	$37.64	$47,705	0.10%	0.25%	1.03%	11.95%	11.78%
2015	2,038	$15.43	$33.67	$34,904	0.10%	0.25%	1.05%	(9.18%)	(9.32%)
VIP - Communication Services (7),(10)
2019	451	$19.63	$19.13	$8,807	0.80%	1.00%	0.06%	31.92%	31.65%
2018	332	$14.88	$14.53	$4,910	0.80%	1.00%	1.86%	(6.12%)	(6.31%)
2017	337	$15.85	$15.51	$5,304	0.80%	1.00%	1.54%	1.24%	1.03%
2016	910	$15.66	$15.35	$14,195	0.80%	1.00%	1.36%	21.82%	21.58%
2015	323	$12.85	$12.63	$4,144	0.80%	1.00%	3.30%	1.62%	1.41%
VIP - Communication Services Investor Class (7),(10)
2019	2,726	$26.91	$50.57	$65,765	0.10%	0.25%	0.04%	32.82%	32.62%
2018	1,963	$20.26	$38.13	$35,745	0.10%	0.25%	1.82%	(5.48%)	(5.63%)
2017	1,819	$21.43	$40.41	$34,376	0.10%	0.25%	1.94%	1.79%	1.63%
2016	3,554	$21.06	$39.76	$67,445	0.10%	0.25%	1.42%	22.57%	22.39%
2015	1,327	$17.18	$32.49	$20,431	0.10%	0.25%	2.88%	2.28%	2.13%
VIP - Emerging Markets
2019	888	$11.62	$11.35	$10,304	0.80%	1.00%	1.52%	28.42%	28.17%
2018	996	$9.05	$8.86	$8,995	0.80%	1.00%	0.45%	(18.66%)	(18.82%)
2017	1,786	$11.13	$10.91	$19,832	0.80%	1.00%	0.87%	46.22%	45.93%
2016	636	$7.61	$7.48	$4,832	0.80%	1.00%	0.47%	2.41%	2.21%
2015	691	$7.43	$7.32	$5,130	0.80%	1.00%	—	(14.46%)	(14.57%)
VIP - Emerging Markets Investor Class
2019	6,197	$15.84	$32.78	$88,074	0.10%	0.25%	1.48%	29.25%	29.06%
2018	6,692	$12.25	$25.40	$73,925	0.10%	0.25%	0.42%	(18.10%)	(18.23%)
2017	9,019	$14.96	$31.06	$122,306	0.10%	0.25%	0.82%	47.17%	46.95%
2016	3,291	$10.17	$21.14	$30,792	0.10%	0.25%	0.50%	2.96%	2.81%
2015	2,809	$9.87	$20.56	$25,612	0.10%	0.25%	0.29%	(10.17%)	(10.31%)
VIP - Floating Rate High Income
2019	984	$11.69	$11.56	$11,497	0.80%	1.00%	5.10%	7.92%	7.70%
2018	1,086	$10.83	$10.73	$11,757	0.80%	1.00%	4.01%	(0.97%)	(1.17%)
2017	552	$10.94	$10.86	$6,042	0.80%	1.00%	2.88%	2.98%	2.78%
2016	599	$10.62	$10.57	$6,357	0.80%	1.00%	4.78%	8.31%	8.09%
2015	362	$9.81	$9.78	$3,556	0.80%	1.00%	1.40%	(0.89%)	(1.09%)
VIP - Floating Rate High Income Investor Class
2019	18,316	$12.15	$12.05	$221,744	0.10%	0.25%	5.15%	8.77%	8.61%
2018	19,898	$11.17	$11.10	$221,610	0.10%	0.25%	3.87%	(0.30%)	(0.45%)
2017	13,864	$11.21	$11.15	$154,974	0.10%	0.25%	3.14%	3.58%	3.43%
2016	11,699	$10.82	$10.78	$126,335	0.10%	0.25%	4.08%	9.05%	8.89%
2015	9,434	$9.92	$9.90	$93,481	0.10%	0.25%	1.55%	(0.19%)	(0.34%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Bond Index (6)
2019	19,688	$11.04	$10.88	$216,927	0.10%	1.00%	2.80%	8.27%	7.30%
2018	5,877	$10.19	$10.14	$59,876	0.10%	1.00%	1.97%	1.95%	1.43	% (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6)
2019	13,379	$11.77	$11.60	$157,128	0.10%	1.00%	1.86%	30.57%	29.39%
2018	7,883	$9.01	$8.97	$70,999	0.10%	1.00%	1.11%	(9.88%)	(10.33	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2019	5,970	$10.61	$10.46	$63,253	0.10%	1.00%	1.57%	25.76%	24.62%
2018	2,943	$8.44	$8.40	$24,828	0.10%	1.00%	1.05%	(15.60%)	(16.03	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2019	9,754	$10.49	$10.35	$102,195	0.10%	1.00%	3.00%	21.41%	20.32%
2018	4,631	$8.64	$8.60	$40,002	0.10%	1.00%	1.52%	(13.56%)	(14.00	%) (8)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity (9)
2019	3,426	$13.33	$30.48	$64,367	0.10%	1.00%	1.06%	19.47%	18.39%
2018	3,689	$11.16	$25.75	$58,715	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	4,265	$13.53	$31.51	$82,877	0.10%	1.00%	0.75%	34.93%	33.72%
2016	3,873	$10.03	$23.57	$58,823	0.10%	1.00%	0.50%	6.63%	5.67%
2015	3,888	$9.41	$22.30	$58,169	0.10%	1.00%	0.46%	(10.78%)	(11.59%)
VIF - Emerging Markets Debt (9)
2019	6,426	$14.82	$35.80	$118,425	0.10%	1.00%	5.29%	14.14%	13.11%
2018	6,841	$12.98	$31.65	$111,320	0.10%	1.00%	5.68%	(7.04%)	(7.88%)
2017	7,957	$13.96	$34.36	$140,228	0.10%	1.00%	5.47%	9.60%	8.62%
2016	8,069	$12.74	$31.64	$132,122	0.10%	1.00%	5.47%	10.44%	9.45%
2015	8,765	$11.54	$28.91	$130,857	0.10%	1.00%	6.40%	(1.21%)	(2.10%)
VIF - Global Strategist (9)
2019	1,498	$18.36	$19.26	$26,912	0.10%	1.00%	1.85%	17.65%	16.59%
2018	1,617	$15.60	$16.52	$24,752	0.10%	1.00%	1.17%	(6.60%)	(7.44%)
2017	1,827	$16.70	$17.85	$30,066	0.10%	1.00%	1.13%	15.99%	14.95%
2016	1,983	$14.40	$15.53	$28,065	0.10%	1.00%	—	5.47%	4.52%
2015	2,446	$13.65	$14.85	$33,146	0.10%	1.00%	0.94%	(6.49%)	(7.33%)
Invesco - V.I. Global Core Equity (9)
2019	1,222	$19.22	$22.19	$22,977	0.10%	1.00%	1.39%	25.07%	23.95%
2018	1,424	$15.37	$17.90	$21,275	0.10%	1.00%	1.07%	(15.40%)	(16.17%)
2017	1,594	$18.16	$21.36	$28,413	0.10%	1.00%	1.18%	22.78%	21.68%
2016	1,485	$14.79	$17.55	$21,732	0.10%	1.00%	1.03%	6.71%	5.75%
2015	1,583	$13.86	$16.60	$22,052	0.10%	1.00%	2.13%	(1.52%)	(2.41%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFF - VT Discovery (9)
2019	508	$60.69	$58.21	$30,664	0.80%	1.00%	—	37.91%	37.63%
2018	556	$44.01	$42.30	$24,362	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	613	$47.73	$45.97	$29,095	0.80%	1.00%	—	28.10%	27.84%
2016	670	$37.26	$35.96	$24,836	0.80%	1.00%	—	6.78%	6.57%
2015	753	$34.90	$33.74	$26,163	0.80%	1.00%	—	(2.25%)	(2.45%)
WFF - VT Opportunity (9)
2019	372	$56.42	$54.12	$20,936	0.80%	1.00%	0.28%	30.41%	30.15%
2018	401	$43.26	$41.59	$17,300	0.80%	1.00%	0.19%	(7.89%)	(8.08%)
2017	436	$46.97	$45.24	$20,366	0.80%	1.00%	0.67%	19.48%	19.24%
2016	475	$39.31	$37.94	$18,622	0.80%	1.00%	2.04%	11.33%	11.11%
2015	529	$35.31	$34.15	$18,603	0.80%	1.00%	0.06%	(3.86%)	(4.05%)
Lazard - Retirement Emerging Markets
2019	6,202	$12.98	$15.87	$95,179	0.10%	1.00%	0.89%	18.24%	17.17%
2018	7,154	$10.98	$13.55	$93,526	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	8,255	$13.45	$16.76	$134,193	0.10%	1.00%	2.00%	28.01%	26.86%
2016	8,248	$10.51	$13.21	$106,380	0.10%	1.00%	1.32%	21.00%	19.91%
2015	8,405	$8.68	$11.01	$90,080	0.10%	1.00%	2.42%	(19.98%)	(20.70%)
PVIT - Commodity Real Return
2019	2,072	$5.90	$5.50	$12,157	0.10%	1.00%	4.45%	11.32%	10.32%
2018	2,581	$5.30	$4.99	$13,614	0.10%	1.00%	2.13%	(14.22%)	(15.00%)
2017	2,403	$6.18	$5.87	$14,782	0.10%	1.00%	11.22%	2.05%	1.13%
2016	2,784	$6.06	$5.80	$16,797	0.10%	1.00%	1.16%	15.04%	14.00%
2015	2,206	$5.27	$5.09	$11,583	0.10%	1.00%	0.52%	(25.78%)	(26.45%)
PVIT - Low Duration
2019	31,716	$11.59	$11.19	$375,004	0.10%	1.00%	2.77%	3.92%	2.99%
2018	33,031	$11.15	$10.87	$376,435	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	36,840	$11.12	$10.94	$419,605	0.10%	1.00%	1.34%	1.25%	0.34%
2016	40,054	$10.99	$10.91	$451,356	0.10%	1.00%	1.49%	1.30%	0.39%
2015	41,303	$10.85	$10.86	$460,077	0.10%	1.00%	1.23%	0.21%	(0.69%)
PVIT - Real Return
2019	12,678	$12.68	$12.84	$168,297	0.10%	1.00%	1.65%	8.33%	7.35%
2018	13,938	$11.71	$11.96	$171,236	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	15,218	$11.99	$12.36	$191,891	0.10%	1.00%	2.38%	3.55%	2.62%
2016	16,270	$11.57	$12.04	$198,506	0.10%	1.00%	2.26%	5.09%	4.14%
2015	17,049	$11.01	$11.56	$198,549	0.10%	1.00%	1.69%	(2.80%)	(3.68%)
PVIT - Total Return
2019	38,988	$13.40	$13.38	$545,597	0.10%	1.00%	3.01%	8.25%	7.27%
2018	39,177	$12.38	$12.48	$508,311	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	44,067	$12.46	$12.67	$576,035	0.10%	1.00%	2.02%	4.81%	3.87%
2016	44,558	$11.89	$12.20	$557,708	0.10%	1.00%	2.08%	2.57%	1.65%
2015	44,190	$11.59	$12.00	$540,425	0.10%	1.00%	2.41%	0.35%	(0.56%)
Blackrock - Global Allocation V.I.
2019	11,548	$15.09	$14.06	$172,758	0.10%	1.00%	1.13%	17.71%	16.65%
2018	13,045	$12.82	$12.06	$165,898	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	14,634	$13.87	$13.17	$201,650	0.10%	1.00%	1.21%	13.63%	12.61%
2016	14,407	$12.21	$11.69	$174,892	0.10%	1.00%	1.09%	3.85%	2.92%
2015	16,585	$11.76	$11.36	$194,056	0.10%	1.00%	2.03%	(0.97%)	(1.86%)
FTVIP - Templeton Global Bond
2019	7,277	$11.58	$10.80	$83,533	0.10%	1.00%	7.15%	1.91%	0.99%
2018	8,077	$11.37	$10.69	$91,087	0.10%	1.00%	—	1.84%	0.91%
2017	8,978	$11.16	$10.60	$99,518	0.10%	1.00%	—	1.82%	0.91%
2016	9,574	$10.96	$10.50	$104,352	0.10%	1.00%	—	2.84%	1.91%
2015	12,193	$10.66	$10.30	$129,380	0.10%	1.00%	4.77%	(4.40%)	(5.26%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Franklin U.S. Gov't Securities
2019	5,075	$11.03	$10.29	$55,404	0.10%	1.00%	2.83%	5.12%	4.18%
2018	4,539	$10.50	$9.87	$47,183	0.10%	1.00%	2.67%	0.24%	(0.67%)
2017	5,478	$10.47	$9.94	$56,898	0.10%	1.00%	2.61%	1.24%	0.33%
2016	6,953	$10.34	$9.91	$71,406	0.10%	1.00%	2.54%	0.56%	(0.34%)
2015	5,342	$10.28	$9.94	$54,663	0.10%	1.00%	1.73%	0.37%	(0.53%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

(6)  New Fund. See Note 1

(7)  Fund Name Change. See Note 1

(8)  These portfolios commenced operations effective June 8, 2018.

(9)  During 2017, the following underlying funds were renamed:

Old Name
UIF - Emerging Markets Equity
UIF - Emerging Markets Debt
UIF - Global Strategist
WF AF - Advantage VT Discovery
WF AF - Advantage VT Opportunity
Invesco - Van Kampen Global Core Equity
New Name
VIF - Emerging Markets Equity
VIF - Emerging Markets Debt
VIF - Global Strategist
WFF - VT Discovery
WFF - VT Opportunity
Invesco - V.I. Global Core Equity

(10)  Effective December 18, 2017, redemption fees were removed for all remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Utilities
VIP - Technology
VIP - Energy
VIP - Health Care
VIP - Consumer Discretionary
VIP - Consumer Staples
VIP - Materials
VIP - Communication Services
VIP - Financial Services
VIP - Industrials Investor Class
VIP - Utilities Investor Class
VIP - Technology Investor Class
VIP - Energy Investor Class
VIP - Health Care Investor Class
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples Investor Class
VIP - Materials Investor Class
VIP - Communication Services Investor Class
VIP - Financial Services Investor Class

7. Subsequent Events

On March 11, 2020, the World Health Organization ("WHO") declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies and the Account are highly uncertain and cannot be predicted at this time. The Account will continue to monitor developments, and their impact on the Account, including its operations, the fair value of investments and estimates reported in the financial statements and accompanying notes.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)
Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity Income - Initial Class (1)	Fidelity VIP Equity Income - Investor Class (1)
Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)
Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)
Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)
Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)
Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)
Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)
Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)
Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)
Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)
Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)
Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)
Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)
Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)
Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)
Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)
Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)
Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)
Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)
Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Inc I - Initial Class (1)	Fidelity VIP Freedom Lifetime Inc II - Initial Class (1)
Fidelity VIP Freedom Lifetime Inc III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)
Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)
Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)
Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)
Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)
Fidelity VIP - Bond Index (2)	Fidelity VIP - Total Market Index (2)	Fidelity VIP - Extended Market Index (2)
Fidelity VIP - International Index (2)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Wells Fargo VT Discovery Fund - Class 2 (1)
Wells Fargo VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO CommodityRealReturn Strategy Portfolio - Administrative (1)
PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)
Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018

(2) Statement of operations and statement of changes in net assets for the period June 8, 2018 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 24, 2020

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0220

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
for the years ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of Fidelity Investments Life Insurance Company

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company, which comprise the consolidated balance sheets as of December 31, 2019 and 2018, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts April 24, 2020

1

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2019	2018
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,262,091 in 2019 and $1,110,289 in 2018)	$1,304,986	$1,084,246
Other investment	717	968
Policy loans	1,459	1,249
Total Investments	1,307,162	1,086,463

Cash and cash equivalents	133,647	413,783
Restricted cash and cash equivalents	24,573	17,817
Accrued investment income	10,910	7,417
Deferred policy acquisition costs	73,703	71,335
Reinsurance deposit and receivables	916,554	971,884
Other assets	21,891	19,120
Net deferred tax asset	41,909	44,495
Separate account assets	34,675,142	28,966,052
Total Assets	37,205,491	31,598,366

LIABILITIES
Future contract and policy benefits	626,142	666,618
Contract holder deposit funds	623,562	640,925
Investment trades payable, net	11,634	230,970
Other liabilities and accrued expenses	63,814	56,617
Income taxes payable	18,886	7,048
Payable to parent and affiliates, net	11,278	10,142
Separate account liabilities	34,675,142	28,966,052
Total Liabilities	36,030,458	30,578,372

Commitments and Contingencies (Note 12)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income (loss)	32,306	(15,672)
Retained earnings	1,068,231	961,180
Total Fidelity Investments Life Insurance Company Stockholder's Equity	1,174,915	1,019,886
Noncontrolling interest	118	108
Total Stockholder's Equity	1,175,033	1,019,994
Total Liabilities and Equity	$37,205,491	$31,598,366

The accompanying notes are an integral part of the consolidated financial statements

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2019	2018	2017
REVENUES
Fees charged to contract holders	$117,618	$119,852	$117,300
Fund administration fees (1)	50,601	52,294	52,687
Net investment income	39,670	33,417	27,108
Interest on reinsurance deposit	23,681	24,555	26,151
Premiums, net	8,237	8,161	6,961
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	2,298	(10,084)	(338)
Total net realized investment gains (losses)	2,298	(10,084)	(338)

Total Revenues	242,105	228,195	229,869

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	73,642	81,449	77,346
Contract and policy benefits and expenses	40,516	44,279	46,391
Other expenses	9,469	11,840	17,163

Total Benefits and Expenses	123,627	137,568	140,900

Income before income taxes	118,478	90,627	88,969

Income tax expense	11,887	7,484	58,459

Net Income	106,591	83,143	30,510
Less: Net loss attributable to noncontrolling interest	(913)	(1,177)	(833)
Net Income Attributable to Fidelity Investments Life Insurance Company	$107,504	$84,320	$31,343

Net Income	$106,591	$83,143	$30,510
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses) during the period	58,918	(27,660)	4,077
Reclassification adjustment for net realized (gains) losses included in net income	(2,298)	10,084	338
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(8,642)	267	(1,212)
Other comprehensive income (loss), net of tax	47,978	(17,309)	3,203
Comprehensive Income	154,569	65,834	33,713
Less: Comprehensive loss attributable to noncontrolling interest	(913)	(1,177)	(833)
Comprehensive Income Attributable to Fidelity Investments Life Insurance Company	$155,482	$67,011	$34,546

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2019, 2018, and 2017

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder's Equity
Balance at December 31, 2016	$3,000	$71,378	$(1,566)	$845,517	$117	$918,446

Comprehensive income:
Other contributions	—	—	—	—	832	832
Net income (loss)	—	—	—	31,343	(833)	30,510
Other comprehensive income (loss)	—	—	3,203	—	—	3,203

Balance at December 31, 2017	$3,000	$71,378	$1,637	$876,860	$116	$952,991

Comprehensive income:
Other contributions	—	—	—	—	1,169	1,169
Net income (loss)	—	—	—	84,320	(1,177)	83,143
Other comprehensive income (loss)	—	—	(17,309)	—	—	(17,309)

Balance at December 31, 2018	$3,000	$71,378	$(15,672)	$961,180	$108	$1,019,994

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(453)	—	(453)
Other contributions	—	—	—	—	923	923
Net income (loss)	—	—	—	107,504	(913)	106,591
Other comprehensive income (loss)	—	—	47,978	—	—	47,978

Balance at December 31, 2019	$3,000	$71,378	$32,306	$1,068,231	$118	$1,175,033

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2019	2018	2017
Cash flows provided by (used in) operating activities:
Net income	$106,591	$83,143	$30,510
Adjustments to reconcile net income to cash provided by operating activities:
Amortization and depreciation	1,674	907	1,694
Net realized investment (gains) losses on sales	(2,298)	10,084	338
Provision for deferred taxes	(5,938)	2,719	29,649
Equity loss from investee company	9,469	11,840	8,406
Changes in assets and liabilities:
Accrued investment income	(3,493)	1,477	(781)
Deferred policy acquisition costs, net of amortization	(3,851)	2,186	(2,975)
Future contract and policy benefits, net	57,102	63,445	70,236
Reinsurance deposit and receivables	55,330	60,073	63,743
Payable to parent and affiliates, net	1,136	3,181	(3,418)
Income taxes	11,838	(208)	14,560
Other assets and other liabilities, net	7,737	13,653	1,216

Net cash provided by operating activities	235,297	252,500	213,178

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(505,951)	(613,500)	(541,996)
Proceeds from sales of debt securities	313,346	563,267	429,844
Proceeds from maturities and calls of debt securities	32,664	17,810	30,143
Investment in investee company	(8,901)	(9,296)	(8,725)
Accrued contributions in investee company	595	(1,219)	1,233
Investment trades payable/ receivable, net	(219,336)	230,605	372
Additions to capitalized internal use software	(5,109)	(3,059)	(176)
Change in policy loans	(210)	(16)	256

Net cash provided by (used for) investing activities	(392,902)	184,592	(89,049)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,547,132	1,534,486	1,536,249
Net transfers from separate accounts	528,381	465,934	237,759
Withdrawals from variable annuity contracts	(2,127,725)	(2,059,720)	(1,834,736)
Withdrawals from fixed annuity contracts	(63,563)	(68,003)	(74,022)

Net cash used for financing activities	(115,775)	(127,303)	(134,750)

Net (decrease) increase in cash, cash equivalents, and restricted cash and cash equivalents	(273,380)	309,789	(10,621)

Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	431,600	121,811	132,432
End of year	$158,220	$431,600	$121,811

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	$—	$—	$(8,757)

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.
The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair values that are determined to be other than temporary ("OTTI"), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Investments (continued)
Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $113,440 and $404,144 at December 31, 2019, and 2018, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $11,827 and $10,885 at December 31, 2019, and 2018, respectively.
Other Investment
Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the Consolidated Statements of Comprehensive Income.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced con    tract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2019, 2018, or 2017.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.
The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.
Recent Adoption of Accounting Pronouncements
The Financial Accounting Standards Board ("FASB") issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the consolidated financial statements. A cumulative effect adjustment of $453, net of taxes, was recorded as a decrease to retained earnings.
The FASB issued new guidance permitting a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act enacted on December 22, 2017. The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The Company elected to early adopt this guidance on January 1, 2018 which did not have a material impact on the consolidated financial statements.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Recent Adoption of Accounting Pronouncements (continued)
The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the consolidated financial statements.
The FASB issued new guidance that eliminates diversity in practice related to the classification of certain cash receipts and payments. The new guidance clarifies the appropriate cash flow statement classification for these items, including the allocation of components of these cash receipts and payments among operating, investing and financing activities. Additionally, in November 2016, the FASB issued new guidance on the classification of restricted cash in the statement of cash flows. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method entities) are measured at fair value through net income and financial assets and financial liabilities are separately presented by measurement category and form, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance on revenue recognition which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
Future Adoption of Accounting Pronouncements
The FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects current expected credit losses. The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The current model for other than temporary impairment on AFS debt securities has also been modified to require the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. This guidance will be effective for the Company beginning January 1, 2020. The Company has established new processes to implement these changes and does not expect the impact of adoption to be material on the consolidated financial statements.
The FASB issued new guidance that simplifies the accounting for income taxes by eliminating certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences.  The new guidance also simplifies other areas such as accounting for a franchise tax (or similar tax) that is partially based on income.  The new guidance clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill and also clarifies that single-member limited liability companies and similar disregarded entities that are not subject to income tax are not required to recognize an allocation of consolidated income tax expense in their separate financial statements.  The guidance will be effective for the Company beginning January 1, 2021 and early adoption is permitted.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Adoption of Accounting Pronouncements (continued)
The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2024 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
The FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 of the goodwill impairment test which measures the impairment by comparing the implied fair value of goodwill with the carrying amount of goodwill. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; provided that the impairment charge does not exceed the goodwill allocated to that reporting unit. The guidance will be effective for the Company beginning January 1, 2020. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.
3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2019	2018
Beginning Balance	$4,210	$4,226
Change in benefit ratio estimate	(1,252)	3,408
Interest on reserve	199	502
Claims paid	(2,528)	(5,684)
Accrual of benefit ratio	1,599	1,758
Ending Balance	$2,228	$4,210

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The reinsurance recoverables associated with the GMDB were $2,226 and $4,206 at December 31, 2019 and 2018, respectively.
The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•	The base lapse rate assumption varies from 4.5% to 7.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 1.6%.

•	The discount rate is 6.83%.
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2019 and 2018. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2019	2018
Net deposits paid
Account value	$4,648,410	$4,087,912
Net amount at risk	$77,197	$96,295
Average attained age of contract holders	68	68
Ratchet (highest historical account value at specified anniversary dates)
Account value	$229,346	$206,398
Net amount at risk	$11,319	$27,093
Average attained age of contract holders	73	72
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a GMWB feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit ("GWB") value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59½, (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2019	2018
Beginning Balance	$2,632	$2,367
Change in benefit ratio estimate	(598)	(24)
Interest on reserve	106	123
Accrual of benefit ratio	115	166
Ending Balance	$2,255	$2,632
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.
The reinsurance recoverables associated with the GMWB were $2,179 and $2,551 at December 31, 2019, and 2018, respectively.
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.2% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 13½ years from issue and age 59 ½.

•	The mortality assumption is the 2012 IAM Basic Mortality Table with projection scale G2

•	The lapse rate assumption is 5.5%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2019, and 2018:

	Years Ended December 31,
	2019	2018
Account value	$1,620,339	$1,528,640
GWB value	$1,622,488	$1,752,166
Average attained age of contract holders	77	76

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS:
The sources of net investment income were as follows:

	Years Ended December 31,
	2019	2018	2017

Debt securities	$39,916	$28,209	$29,153
Cash and cash equivalents	2,770	1,543	694
Other income	184	6,386	82
Total investment income	42,870	36,138	29,929
Less: investment expenses	3,200	2,721	2,821
Net investment income	$39,670	$33,417	$27,108

Gross realized gains and losses from sales of debt securities were as follows:

	2019	2018	2017

Debt securities:
Gross realized gains	$4,093	$567	$3,098
Gross realized losses	(1,795)	(10,651)	(3,436)
Total realized investment gains (losses)	2,298	$(10,084)	$(338)
Realized investment losses as a result of other-than-temporary impairments in the value of investments were $0 in 2019, 2018, and 2017, respectively. The Company had no debt securities that were non-income producing for 2019 and 2018, respectively. There was no interest foregone by non-income producing securities for 2019, 2018, and 2017, respectively.
Net unrealized investment gains (losses) on debt and equity securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2019	2018

Debt securities	$42,894	$(16,043)
DAC, Premium deficiency reserves	(1,847)	470
Deferred income tax benefit (expense)	(8,741)	(99)
	$32,306	$(15,672)

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2019, were as follows:

	2019
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$4,554	$(78)	3	$16,336	$(60)	1	$20,890	$(138)	4
States and political subdivisions	251	(1)	1	—	—	—	251	(1)	1
Corporate debt securities	22,388	(41)	10	8,471	(5)	9	30,859	(46)	19
Mortgage and asset-backed securities	781	(1)	1	3,485	(56)	4	4,266	(57)	5
Total	$27,974	$(121)	15	$28,292	$(121)	14	$56,266	$(242)	29

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	728	(7)	3	4,540	(201)	12	5,268	(208)	15
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$728	$(7)	3	$4,540	$(201)	12	$5,268	$(208)	15
Debt securities that have been in a continuous unrealized loss position as of December 31, 2018, were as follows:

	2018
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$194,489	$(1,210)	11	$194,489	$(1,210)	11
Corporate debt securities	154,352	(2,034)	110	376,890	(8,988)	359	531,242	(11,022)	469
Mortgage and asset-backed securities	1,323	(18)	1	15,688	(284)	14	17,011	(302)	15
Total	$155,675	$(2,052)	111	$587,067	$(10,482)	384	$742,742	$(12,534)	495

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	29,019	(1,447)	98	38,245	(3,172)	111	67,264	(4,619)	209
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$29,019	$(1,447)	98	$38,245	$(3,172)	111	$67,264	$(4,619)	209
The Company evaluates declines in fair values below cost for its investments. The Company believes that declines in the fair value of the securities above were temporary as of December 31, 2019, and 2018. The majority of the securities are investment grade debt securities with average fair values of 99% and 98% of amortized cost at December 31, 2019, and 2018, respectively.

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Investments in below investment grade securities have an average fair value of 96% and 94% of amortized cost as of December 31, 2019 and 2018, respectively. The declines in fair value was primarily the result of an increase in interest rates from the securities purchase date.
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2019, were as follows:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$290,289	$8,616	$(138)	—	$298,767
States and political subdivisions	963	52	(1)	—	1,014
Corporate and other debt securities	955,428	34,578	(254)	—	989,752
Mortgage and asset-backed securities	15,411	99	(57)	—	15,453
Total debt securities	$1,262,091	$43,345	$(450)	—	$1,304,986
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2018, were as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$378,111	$319	$(1,210)	—	$377,220
Corporate and other debt securities	704,163	782	(15,641)	—	689,304
Mortgage and asset-backed securities	18,015	9	(302)	—	17,722
Total debt securities	$1,100,289	$1,110	$(17,153)	—	$1,084,246
During 2019 and 2018, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.
The amortized cost and fair value of debt securities at December 31, 2019, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$73,364	$73,518
Due after 1 year through 5 years	673,432	692,895
Due after 5 years through 10 years	479,337	500,991
Due after 10 years	20,547	22,129
Mortgage and asset-backed securities	15,411	15,453
	$1,262,091	$1,304,986

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
At December 31, 2019, and 2018, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2019, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,792 and $2,834 respectively. At December 31, 2018, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,787 and $2,778 respectively.
During 2017 the Company donated certain appreciated debt securities to an affiliated qualified charitable organization at a fair value of $8,757. This is recorded in other expenses in the Consolidated Statements of Comprehensive Income. There were no donations in 2019 and 2018.
5. VARIABLE INTEREST ENTITIES:
Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.
Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided funding payments of $8,901, $9,296, and $8,725, respectively for the years ended December 31, 2019, 2018, and 2017 respectively.
FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.
Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.
The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $24,573 and $17,817 as of December 31, 2019, and 2018, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES (CONTINUED):
The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2019, and 2018 and for the years ended December 31, 2019, and 2018.

	December 31,
	2019	2018

Total Assets	$2,625	$2,072
Total Liabilities	2,507	1,964
Non controlling equity interest	$118	$108

	Years Ended December 31,
	2019	2018	2017

Total Revenues	$354	$85	$18
Total Expenses	(1,267)	(1,262)	(851)
Net Loss	(913)	(1,177)	(833)
Income tax expense	—	—	—
Net Loss	(913)	(1,177)	(833)
Less: Net loss attributable to non controlling interest	(913)	(1,177)	(833)
Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—
Non-controlling interest represents ownership interests in LRCH that is not attributable to the Company.
6. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•
Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2019
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$298,767	$—		$298,767
States and political subdivisions	—	1,014	—	1,014
Corporate and other debt securities	—	989,752	—	989,752
Mortgage and asset-backed securities		15,453	—	15,453
Total available-for-sale debt securities	298,767	1,006,219	—	1,304,986
Cash equivalents	113,440	—	—	113,440
Subtotal excluding separate account assets	412,207	1,006,219	—	1,418,426
Separate account assets	34,675,142	—	—	34,675,142
Total	$35,087,349	$1,006,219	$—	$36,093,568

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2018
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$377,220	$—	$—	$377,220
Corporate and other debt securities		689,304	—	689,304
Mortgage and asset-backed securities		17,722	—	17,722
Total available-for-sale debt securities	377,220	707,026	—	1,084,246
Cash equivalents	404,144	—	—	404,144
Subtotal excluding separate account assets	781,364	707,026	—	1,488,390
Separate account assets	28,966,052	—	—	28,966,052
Total	$29,747,416	$707,026	$—	$30,454,442
There were no Level 3 assets held by the Company during 2019 or 2018. There were no transfers into or out of Level 3 during 2019 or 2018.
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.
The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$717	$717	$968	$968
Policy loans	1,459	1,459	1,249	1,249
Reinsurance deposit and receivables	916,554	982,573	971,884	1,013,238

	$918,730	$984,749	$974,101	$1,015,455

Financial Liabilities:
Contract holder deposit funds	$623,562	$690,495	$640,925	$678,625
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Other Investment
Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and motality rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.
7. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2019	2018	2017
Current:
Federal	$17,565	$4,477	$28,204
State	260	288	606
	$17,825	$4,765	$28,810
Deferred:
Federal	$(5,880)	$2,506	$29,698
State	(58)	213	(49)
	$(5,938)	$2,719	$29,649

Income tax expense	$11,887	$7,484	$58,459
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.
Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2019	2018
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$19,629	$19,469
Contract holder reserves	35,070	30,427
Contract holder reserves - Tax Cuts and Jobs Act ("TCJA") Transition Adjustment	(8,827)	(10,446)
Unrealized gains on available-for-sale securities	(9,108)	3,398
Deferred revenue	3,083	3,357
Capital loss carry forward	1,019	1,504
Deferred compensation and retirement benefit plans	1,357	1,008
Other, net	(314)	680
Net deferred tax asset before valuation allowance	41,909	49,397
Valuation allowance	—	(4,902)
Net deferred tax asset after valuation allowance	$41,909	$44,495
Change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2019	2018	2017

Beginning balance	$4,902	$—	$—
Additions charged to expense, equity	—	4,902	—
Reductions for recoveries	(4,902)	—	—
Ending balance	$—	$4,902	$—
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2019	2018	2017

Tax provision at U.S. Federal statutory rate	$24,879	$19,032	$31,139
Impact of TCJA	—	—	31,040
Unrecognized tax benefits	11,392	8,874	18,235
Dividends received deduction	(13,935)	(14,516)	(12,072)
IRC 45 tax credit	(8,380)	(10,653)	(7,518)
(Decrease), increase in valuation allowance	(1,504)	1,504	—
Other, net	(565)	3,243	(2,365)
Income tax expense	$11,887	$7,484	$58,459

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction (iii) provided for the computation of life insurance tax reserves; and (iv) provided for new capitalization percentages and amortization period for deferred acquisition costs.
The Company's net deferred tax asset balances at December 31, 2017 were re-measured using the 21% corporate tax rate under the TCJA as cumulative temporary differences reverse in the future. The re-measurement resulted in a decrease to net deferred tax assets of approximately $31,040.
The effects of tax legislation were recognized in the period of enactment. The Company provided a provisional estimate related to life insurance tax reserves under the TCJA given the complexity of the computation as well as limited technical tax guidance as of December 31, 2017. The Company made additional refinements to income taxes related to the provisional amounts during the year ended December 31, 2018.
At December 31, 2019, the Company had net capital loss carry forwards available to offset against future taxable income of $4,846 that expire in 2023.
The Company paid net federal and state income taxes of $5,987, $4,973, and $14,250 in 2019, 2018, and 2017, respectively.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2016. The Company is not currently under examination for the income tax filings in any other jurisdictions.
In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As a result, the Company’s unrecognized tax benefits as of December 31, 2019 are $39,035 (including $3,360 of interest expense). The Company classifies all interest and penalties as income tax expense. Although the timing of the resolution and/or closure on this matter is uncertain, it is reasonably possible that the balance of the estimated net liability for these uncertain tax positions could significantly change in the next twelve months.
8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2019, 2018 or 2017.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):
income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2019	2018	2017
FILI
Statutory net income	$102,715	$91,296	$73,639
Statutory surplus	$1,061,922	$957,527	$876,053

EFILI
Statutory net income	$9,230	$7,825	$6,431
Statutory surplus	$100,022	$90,200	$83,147
9.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $33,778, $33,971 and $33,039 in 2019, 2018 and 2017, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year and compensation for each new first year contract. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $34,607, $33,311, and $32,181 in 2019, 2018 and 2017, respectively.
The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $18,339, $18,012, and $18,116 in 2019, 2018 and 2017, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses.
The Company entered into agreements with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred charges of $2,125, $1,732, and $1,900 in 2019, 2018 and 2017, respectively, for such services.
The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $20,397,

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):
$23,192, and $29,392 in 2019, 2018 and 2017, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days in accordance with the terms of the respective agreements.
FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,106, $1,681, and $1,683 in 2019, 2018 and 2017, respectively.
The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $7,308, $9,355, and $4,937 in 2019, 2018 and 2017, respectively.
The Company participates in FMR LLC’s Retiree Health Reimbursement Plan ("RHRP"), a defined benefit health reimbursement arrangement covering eligible employees. In 2019, 2018 and 2017, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC. The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company's employees. For the years ended December 31, 2019, 2018 and 2017, compensation expense related to the RHRP was $206, $203 and $235, respectively.
The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2020. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee of 0.04% per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement at LIBOR plus a spread where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2019. The Company earned $0, $6,310, and $0 of interest and $122, $5, and $0 of facility fees for the years ended December 31, 2019, 2018, and 2017 respectively. Effective March, 2020, the Company and FMR LLC extended the LOC Agreement for one-year.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

10. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2019	2018	2017
Underwriting, acquisition and insurance expenses:
Commissions, gross	$34,623	$33,285	$32,181
Compensation and benefits	19,630	21,608	16,947
Capitalization of deferred policy acquisition costs	(4,511)	(4,162)	(4,755)
Amortization of deferred policy acquisition costs	660	6,348	1,780
Rent expenses	2,164	1,201	1,354
Taxes, licenses and fees	1,849	2,390	1,788
General insurance expenses	19,227	20,779	28,051

Total underwriting, acquisition and insurance expenses	$73,642	$81,449	$77,346
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $3,896, increased amortization by $1,008, and decreased amortization by $3,182 in 2019, 2018 and 2017, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
11. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The receivable is accounted for as a deposit asset and is recorded in Reinsurance deposit and receivables. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.
The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

11. REINSURANCE (CONTINUED):
a deposit liability and recorded in contract holder deposit funds. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.
The Company is subject to concentration risks related to the two co-insurance agreements. Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2019	2018
Reinsurance deposits and receivables:
Genworth Life Insurance Company	$448,371	$481,052
Principal Life Insurance Company	432,963	452,395

Reinsurance deposits and receivables	$881,334	$933,447

Contract holder deposit funds and future contract and policy benefits	$881,334	$933,447

Interest on reinsurance deposit	$23,125	$24,354

Contract and policy benefits and expenses	$19,622	$20,599
The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2019	2018	2017

Direct life premiums	$13,013	$13,873	$14,269
Reinsurance ceded, net of ceding expense allowance	(4,776)	(5,712)	(7,308)
Net premiums	$8,237	$8,161	$6,961

Direct contract and policy benefits	$77,193	$86,373	$92,343
Reinsurance ceded benefits incurred	(51,627)	(57,625)	(63,258)
Reinsurance costs	14,950	15,531	17,306
Net contract and policy benefits	$40,516	$44,279	$46,391
12. COMMITMENTS AND CONTINGENCIES:
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

12. COMMITMENTS AND CONTINGENCIES (CONTINUED):
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13. SUBSEQUENT EVENTS:

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act, “the CARES ACT”, was signed into legislation which includes tax provisions relevant to businesses that during 2020 will impact taxes related to 2018 and 2019. Some of the significant changes are allowing the five year carryback of net operating losses for 2018-2020, suspension of the 80% limitation of taxable income for net operating loss carryforwards for 2018-2020, and the acceleration of depreciation expense from 2018 and forward on qualified improvement property. The Company is required to recognize the effect on the consolidated financial statements in the period the law was enacted, which is 2020. At this time, for 2018 and 2019, the Company does not expect the impact of the CARES ACT on the Company’s financial position or results of operations to be material.
The spread of COVID-19 is worldwide, dislocating the capital markets and affecting every industry. As of April 24, 2020, the Company has taken steps to protect its employees and maintain business continuity. The Company further believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.
The Company has evaluated subsequent events from the balance sheet date through April 24, 2020 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

28

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)	Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1)	Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2019.

(2)	Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2019.

(3)	Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2019 and 2018.

(4)	Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(5)	Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2019 and 2018.

(6)	Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019, 2018 and 2017.

(7)	Consolidated Statements of Changes in Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019, 2018 and 2017.

(8)	Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2019, 2018 and 2017.

(9)	Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(10)	There are no financial statements included in Part A.

b)	Exhibits

(1)

Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I. Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(2)	Custody Agreement - Not Applicable

(3)

(a)  Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(b)

Commission Schedule Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(4)	(a)

Specimen Variable Annuity Contract Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(b)

Endorsement for Qualified Contracts Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(5)	(a)

Application for Variable Annuity Contract Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(6)	Certification of Incorporation and By-laws

(a)     Articles of Domestication (Incorporation) of Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(b)     Amended Bylaws of Fidelity Investments Life Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(7)	Form of Reinsurance Agreement - Not Applicable

(8)	Not Applicable

(9)	Legal opinion and consent of Lance A. Warrick filed herewith as Exhibit 9

(10)	Written consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 10

(11)	Not Applicable

(12)	Not Applicable

(13)	Not Applicable

(14)

(a)     Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(b)     Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II.  Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(c)     Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III.  Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No 33-24400 on behalf of Fidelity Investments Variable Annuity Account I, filed on April 25, 1997.

(d)     Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV.  Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement 33-24400 filed on April 26, 1996.

(e)     Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”).   Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed August 29, 1997.

(f)     Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”). Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed August 29, 1997.

(g)     Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY VARIABLE INSURANCE FUND, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”).  Incorporated by reference from Post-Effective Amendment No. 12 to this Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed on August 29, 1997.

(h)     Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc.  Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed on August 29, 1997.

(i)     Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited. Incorporated by reference from Post-Effective Amendment No. 18 to this Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 24, 2000.

(j)     Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”). Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(k)     Form of Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company.  Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

(15)	Powers of Attorney

(a) Power of Attorney for William J. Johnson Jr. Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

(b) Power of Attorney for Miles Mei Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

(c) Power of Attorney for Kathleen A. Murphy Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

(d) Power of Attorney for Rodney R. Rohda Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

(e) Power of Attorney for Roger T. Servison Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

(f) Power of Attorney for Sriram Subramaniam Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

(g) Power of Attorney for Malcolm MacKay Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

(h) Power of Attorney for Norman L. Ashkenas Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

(i) Power of Attorney for Peter G. Johannsen Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

(j) Power of Attorney for Jane P. Jamieson Incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018.

(k)  Power of Attorney for Nancy D. Prior Incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018.

(l)  Power of Attorney for David J. Vargo filed herein

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON JR., Director & President

NORMAN L. ASHKENAS, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

SRIRAM SUBRAMANIAM, Director

DAVID J. VARGO, Director

NANCY D. PRIOR, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Sandra Gorham	Vice President, Technology Management
Robert K. Leach	Appointed Actuary

Tamara Bogojevic-Catanzano	Illustration Actuary

Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer
Miles Mei	Treasurer
Robert G. Regan	Chief Risk Officer
Lance A. Warrick	Vice President, General Counsel and Secretary
Felicia F. Tierney	Vice President, Human Resources
Richard S. Rowland	Vice President Channel Development

Jamie F. Andrea, Jr.	Head of Client Services and Operations

The Address for each person named in Item 25 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2020, there were 8,977 Qualified Contracts and 1,917 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own directors’ and officers’ liability reimbursement contracts (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life.  A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

Utah Revised Business Corporation Act Section 16-10a-902 et seq. provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of FILI’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the

Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	President, Chief Executive Officer & Director
	Kevin M. Barry	Director
	David Canter	Director
	Michael Lyons	Chief Financial Officer
	Kathleen Murphy	Director
	Michael Lyons	Senior Vice President and Treasurer
	Eric C. Green	Assistant Treasurer
	Norman Ashkenas	Chief Compliance Officer

David Forman	Secretary and Chief Legal Officer

The Address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)  $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 31. Management Service Not Applicable

Item 32. Undertakings

(a)         Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)         Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)          Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 32 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 30th day of April, 2020.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	William J. Johnson Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 30th day of April, 2020.

Signature	Title
)
/s/ *		)
William J. Johnson Jr.	President and Director	)
)
/s/ *		)	By:	/s/Lance A. Warrick
Norman L. Ashkenas	Director	)		Lance A. Warrick
		)		(Attorney-in-Fact)*
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)

/s/ *		)	By:	/s/ Lance A. Warrick
Peter G. Johannsen	Director	)		Lance A. Warrick
		)		(Attorney-in-Fact)*
/s/ *		)
Nancy D. Prior	Director	)
)
/s/ *		)
David J. Vargo	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)
)